FIDELITY
ASSET MANAGER: GROWTHSM

SEMIANNUAL REPORT
MARCH 31, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

MARKET RECAP          6   An overview of the market's
                          performance and the factors
                          driving it.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  41  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 45  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Breaking through 10,000 by the Dow Jones Industrial Average was the big news in equity markets during March, as that milestone was the last of six new highs the Dow recorded during the month. Renewed strength in the energy and cyclical sectors contributed to the rally. In fixed-income, Treasuries continued to struggle based on the persistent strength of the economy, as yields on the 30-year benchmark rose to their highest levels since August of 1998.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.


CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ASSET MANAGER: GROWTH   20.73%         12.14%       112.12%       207.62%

Fidelity Aggressive Composite    18.70%         15.24%       148.58%       n/a

 S&P 500 (registered trademark)  27.34%         18.46%       220.69%       267.35%

 LB Aggregate Bond               -0.16%         6.49%        45.52%        66.88%

 LB 3 Month T-Bill               2.25%          5.09%        30.02%        n/a

Flexible Portfolio Funds         13.84%         6.08%        105.15%       n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 30, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 226 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ASSET MANAGER: GROWTH  12.14%       16.23%        16.75%

Fidelity Aggressive Composite   15.24%       19.98%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Asset Manager: Growth       70 S&P/25 LBAgg/5 LB 3Mo
S&P 500                     LB Aggregate Bond
             00321                       F0022
SP001                       LB001
  1991/12/31      10000.00                    10000.00
   10000.00                    10000.00
  1992/01/31      10367.06                     9832.79
    9814.00                     9864.00
  1992/02/29      10585.32                     9928.85
    9941.58                     9928.12
  1992/03/31      10436.51                     9786.72
    9747.72                     9872.52
  1992/04/30      10466.27                     9994.20
   10034.30                     9943.60
  1992/05/31      10684.52                    10082.80
   10083.47                    10131.53
  1992/06/30      10565.48                    10030.65
    9933.23                    10271.35
  1992/07/31      11001.98                    10375.92
   10339.50                    10480.89
  1992/08/31      10823.41                    10268.64
   10127.54                    10586.74
  1992/09/30      11071.43                    10394.18
   10247.04                    10712.72
  1992/10/31      11279.76                    10371.52
   10282.91                    10570.25
  1992/11/30      11686.51                    10594.82
   10633.55                    10572.36
  1992/12/31      11907.91                    10733.81
   10764.35                    10740.46
  1993/01/31      12079.90                    10863.25
   10854.77                    10946.68
  1993/02/28      12231.66                    11025.99
   11002.39                    11138.24
  1993/03/31      12707.16                    11189.63
   11234.54                    11185.02
  1993/04/30      12747.63                    11041.15
   10962.67                    11263.32
  1993/05/31      13010.68                    11230.85
   11256.47                    11277.96
  1993/06/30      13202.90                    11328.95
   11289.11                    11482.09
  1993/07/31      13445.72                    11321.07
   11243.95                    11547.54
  1993/08/31      13992.04                    11677.20
   11670.10                    11749.62
  1993/09/30      13931.34                    11634.00
   11580.24                    11781.35
  1993/10/31      14366.38                    11804.96
   11819.95                    11824.94
  1993/11/30      14244.97                    11694.61
   11707.66                    11724.43
  1993/12/31      15041.53                    11802.05
   11849.32                    11787.74
  1994/01/31      15622.08                    12113.43
   12252.20                    11946.87
  1994/02/28      15157.64                    11822.99
   11920.17                    11739.00
  1994/03/31      14387.09                    11410.18
   11400.45                    11449.04
  1994/04/30      14365.98                    11479.88
   11546.37                    11357.45
  1994/05/31      14482.09                    11600.01
   11735.73                    11356.32
  1994/06/30      14049.31                    11409.94
   11448.21                    11331.33
  1994/07/31      14397.64                    11717.71
   11823.71                    11556.82
  1994/08/31      14904.30                    12032.78
   12308.48                    11570.69
  1994/09/30      14682.64                    11792.90
   12006.92                    11400.60
  1994/10/31      14724.86                    11965.75
   12277.08                    11390.34
  1994/11/30      14302.64                    11677.52
   11829.95                    11365.28
  1994/12/31      13930.27                    11814.50
   12005.39                    11443.70
  1995/01/31      13583.09                    12082.17
   12316.69                    11670.29
  1995/02/28      13810.93                    12468.34
   12796.67                    11948.04
  1995/03/31      14093.00                    12734.26
   13174.30                    12020.93
  1995/04/30      14483.57                    13031.23
   13562.28                    12189.22
  1995/05/31      14841.59                    13531.10
   14104.36                    12660.94
  1995/06/30      15156.22                    13770.98
   14432.01                    12753.37
  1995/07/31      15785.47                    14055.82
   14910.57                    12725.31
  1995/08/31      15872.26                    14131.14
   14948.00                    12879.29
  1995/09/30      16143.49                    14562.61
   15578.81                    13004.21
  1995/10/31      15948.20                    14599.91
   15523.19                    13173.27
  1995/11/30      16338.77                    15087.68
   16204.66                    13370.87
  1995/12/31      16709.46                    15345.57
   16516.76                    13558.06
  1996/01/31      17260.20                    15717.60
   17078.99                    13647.54
  1996/02/29      17238.17                    15718.76
   17237.31                    13410.08
  1996/03/31      17271.22                    15779.27
   17403.31                    13316.21
  1996/04/30      17568.62                    15903.57
   17659.83                    13241.64
  1996/05/31      17766.88                    16166.03
   18115.28                    13215.15
  1996/06/30      17843.99                    16271.19
   18184.30                    13392.24
  1996/07/31      17392.38                    15819.24
   17380.92                    13428.39
  1996/08/31      17513.54                    16029.81
   17747.48                    13405.57
  1996/09/30      18240.52                    16698.83
   18746.31                    13638.82
  1996/10/31      18769.23                    17112.15
   19263.33                    13941.60
  1996/11/30      20002.89                    18045.43
   20719.45                    14180.01
  1996/12/31      19648.40                    17761.28
   20308.99                    14048.13
  1997/01/31      20465.58                    18555.94
   21577.90                    14091.68
  1997/02/28      20693.91                    18672.99
   21747.07                    14126.91
  1997/03/31      19684.45                    18088.00
   20853.48                    13970.10
  1997/04/30      20489.61                    18916.16
   22098.44                    14179.65
  1997/05/31      21739.42                    19772.23
   23443.79                    14314.36
  1997/06/30      22388.36                    20454.67
   24494.07                    14484.70
  1997/07/31      23902.55                    21737.47
   26443.06                    14875.79
  1997/08/31      23133.43                    20843.86
   24961.72                    14749.34
  1997/09/30      23998.69                    21724.91
   26328.88                    14967.63
  1997/10/31      23505.97                    21300.40
   25449.49                    15184.66
  1997/11/30      24251.05                    22019.68
   26627.55                    15254.51
  1997/12/31      24847.53                    22344.66
   27084.74                    15408.58
  1998/01/31      25035.77                    22594.52
   27384.30                    15605.81
  1998/02/28      26461.01                    23734.85
   29359.26                    15593.33
  1998/03/31      27213.97                    24611.42
   30862.74                    15646.35
  1998/04/30      26689.59                    24822.27
   31173.22                    15727.71
  1998/05/31      26850.93                    24588.12
   30637.36                    15877.12
  1998/06/30      27536.66                    25344.69
   31881.84                    16011.81
  1998/07/31      27119.85                    25174.77
   31542.30                    16045.79
  1998/08/31      24134.92                    22735.16
   26981.92                    16306.96
  1998/09/30      25277.79                    23893.74
   28710.38                    16688.73
  1998/10/31      26340.00                    25227.35
   31045.68                    16600.68
  1998/11/30      27711.45                    26337.68
   32927.36                    16694.70
  1998/12/31      29339.69                    27424.91
   34824.63                    16744.90
  1999/01/31      30501.97                    28281.94
   36281.00                    16864.51
  1999/02/28      29559.58                    27547.43
   35153.39                    16570.06
  1999/03/31      30517.67                    28363.03
   36559.87                    16661.99
IMATRL PRASUN   SHR__CHT 19990331 19990409 103021 R00000000000090

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager: Growth Fund on December 31, 1991, shortly after the fund started. As the chart shows, by March 31, 1999, the value of the investment would have grown to $30,518 - a 205.18% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $36,560 - a 265.60% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,662 - a 66.62% increase. You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, did over the same period. The composite index combines the total returns of the S&P 500 Index (+265.60%), the Lehman Brothers Aggregate Bond Index (+66.62%) and the Lehman Brothers 3-month T-Bill Index (+39.15%) according to the fund's neutral mix,* and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 investment would have grown to $28,363 - a 183.63% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO JANUARY 1, 1997.

MARKET RECAP


While stocks and bonds traveled divergent paths over the six-month period that ended March 31, 1999, volatility was a common denominator. Early in the period, safety-conscious investors - wary of economic chaos in certain world markets - tended to favor bonds and a tight-knit group of large, well-known stocks. As global pressures appeared to subside, however, bonds fell out of favor.

STOCKS: On the heels of a dramatic late summer slump, stocks forged a spirited comeback over the six-month period that ended March 31, 1999. In a time where volatility was the rule, the Standard & Poor's 500 Index posted an impressive 27.34% return. Similarly, the NASDAQ - seemingly bent on rewriting the record books - returned 45.57% for the same period. Amid the tumult in global economies early in the period, investors fled stocks, seeking refuge in U.S. Treasuries and driving their yields to a 30-year low. In the fall, to inoculate the U.S. economy against global contagion, the Federal Reserve Board provided faltering domestic equity markets with the stimulus they needed: three successive 0.25% interest-rate cuts. Led by high-flying Internet and technology issues, and buoyed by strong consumer spending patterns entering the new year, the S&P 500, Dow Jones Industrial Average and NASDAQ soared to record peaks in January. Investors - though steadied by the belief that the U.S. economy was less inflation prone and unlikely to experience a dramatic downturn - were still not convinced. This uncertainty fueled the volatility in the marketplace over the last two months of the period as many cautious investors chose to take profits. Others migrated toward the perceived predictability of large-company stocks, which helped the Dow pass the 10,000 mark.

BONDS: In the midst of troublesome financial markets overseas, a declining U.S. stock market and nonexistent inflationary pressures, investors flocked to U.S. Treasury bonds in the latter stages of 1998. Three consecutive interest-rate cuts by the Federal Reserve Board in the fall of 1998 provided further strength, particularly in government securities. The financial landscape was quickly transformed, however, during the first quarter of 1999 amid strong economic data, improving global economies and comments from the Federal Reserve that a reversal of last fall's rate cuts may be in order. Bonds posted negative returns across most sectors as the Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable bond performance - posted a total return of -0.16% for the six-month period that ended March 31, 1999. While Treasuries moved moderately higher at the end of the period following news that the Fed decided to keep short-term rates unchanged, the benchmark 30-year Treasury experienced one of its biggest sell-offs in over 20 years as personal spending, housing starts and Gross Domestic Product remained stronger than expected. The Lehman Brothers Treasury Index had a six-month return of -1.76% as of March 31, 1999. The corporate and mortgage bond sectors outperformed Treasuries of comparable maturities as the Lehman Brothers Corporate Bond Index and the Lehman Brothers Mortgage Securities Index returned -0.11% and 1.79%, respectively, during the same period.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Growth Fund

Q. HOW DID THE FUND PERFORM, DICK?

A. The fund did well. For the six months that ended March 31, 1999, the fund returned 20.73%. This compared favorably to the Fidelity Aggressive Composite Index, which returned 18.70% during the same period, and to the flexible portfolio funds average, which returned 13.84% according to Lipper Inc. For the 12 months that ended March 31, 1999, the fund returned 12.14%, while the Fidelity composite index and Lipper peer group returned 15.24% and 6.08%, respectively.

Q. IN TERMS OF ASSET ALLOCATION, WHAT WAS YOUR GENERAL STRATEGY OVER THE PAST SIX MONTHS?

A. An emphasis on both equities and high-yield issues helped the fund during the period. The fund's neutral mix typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. With the equity markets performing so well over the past six months, the decision to overweight stocks proved beneficial to performance. As the period came to a close, though, the fund's equity positions were scaled back a bit. My thinking was that the stock market had had a great run and its upside had been reduced. In terms of the fund's high-yield positions, the environment for these securities was conducive to strong performance.

Q. HOW DID THE FUND'S EQUITY SUB-PORTFOLIO PERFORM DURING THE PERIOD?

A. Individual security selection within the fund's equity subportfolio
- managed by Brad Lewis - was strong, but a continuing narrow equity market proved to be somewhat restrictive. The technology sector was a fertile growth area, and the fund's positions in stalwarts such as Microsoft, Intel and Sun Microsystems generated solid returns. But with a relatively small number of technology stocks leading the charge, not owning enough of other big names such as Lucent Technologies hurt the fund's performance relative to the Standard & Poor's 500 Index. The fund also benefited from its positions in huge retailer Wal-Mart Stores, which enjoyed increased revenues during the period, and Guidant Corp., a company that develops, manufactures and markets cardiac care equipment. As I mentioned, we've lightened up on the fund's equity positions recently. With the markets at such lofty levels, the slightest whiff of earnings disappointments could be extremely detrimental.

Q. CAN YOU HIGHLIGHT A FEW OF THE EQUITY POSITIONS THAT HURT THE
FUND'S PERFORMANCE DURING THE PERIOD?

A. Food products company H.J. Heinz was a disappointment during the period. Commodity-like companies such as H.J. Heinz tend to do better in uncertain markets. Another disappointment was insurance company Allstate Corp., which suffered as premium growth slowed due to lower pricing and more competition within the industry.

Q. HOW DID THE BOND PORTION OF THE FUND PERFORM DURING THE PERIOD?

A. An overall emphasis on high-yield issues and spread products - such as corporate and mortgage-backed bonds - helped performance. The fund's high-yield positions, managed by Fred Hoff, performed very well for a number of reasons. Interest rates around the world came down during the period, and global markets such as Latin America and Japan began to gradually show signs of improvement. This forward progress lessened concerns of a global economic slowdown, helping to keep perceptions of default risk within the high-yield sector at bay. The fund experienced strong results from many of its high-yield stakes, namely cable television/satellite names such as EchoStar. The fund's investment-grade positions - managed by Charlie Morrison - did fairly well. At the beginning of the period, safety-conscious investors were favoring conservative investments such as U.S. Treasuries. But after the Federal Reserve Board cut interest rates three times during the fall, investor confidence bubbled back to the surface and corporate and mortgage-backed bonds outperformed Treasuries. The fund was well represented in both of these spread sectors.

Q. HOW DID YOU POSITION THE FUND'S SHORT-TERM/MONEY MARKET
INVESTMENTS?

A. The fund's short-term/money market subportfolio - managed by John Todd - performed well. John was able to assemble an effective blend of both long- and short-term maturities. We bought longer term securities
- primarily six months to one year - to take advantage of attractive yield spreads within the short-term universe. On the other hand, the overall flight to quality we witnessed in late 1998 created a premium on liquidity, and short-term securities became attractive. By buying long, we locked in some of those favorable spreads and by buying short, we were able to capitalize on the liquidity premium. While the Federal Reserve Board did ease rates during the period, the market had already discounted these moves and the overall effect was mostly neutral.

Q. WHAT'S YOUR OUTLOOK?

A. Towards the end of the period, the market began to show signs of increased breadth. That is, it appeared that more stocks were participating in the market's gains than the narrow group that had dominated for so long. If world economies can continue to improve and more stocks are able to gain ground, this environment could lend itself nicely to Fidelity's research strengths. Increased breadth also may lead to a more diversified portfolio, something which hasn't been beneficial in a narrow market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: maximum total return
over the long term through
investing in stocks, bonds,
and short-term and money
market instruments

FUND NUMBER: 321

TRADING SYMBOL: FASGX

START DATE: December 30,
1991

SIZE: as of March 31, 1999,
more than $5.3 billion

MANAGER: Richard
Habermann, since 1996;
manager, Fidelity Asset
Manager and Fidelity Asset
Manager: Income, since
1996; Fidelity Trend Fund,
1977-1981; Fidelity
Magellan Fund,
1972-1977; joined Fidelity
in 1968

DICK HABERMANN TALKS
ABOUT HOW TECHNOLOGY HAS
HELPED KEEP INFLATION IN
CHECK:

"Technology has earned its stripes
as a market leader by playing a key
role in virtually every aspect of
modern life. Trading stocks and
bonds. Buying clothes. Booking
that vacation. More and more, we
live in a point and click world.
What is often overlooked, though,
is the dramatic effect that
technology has had on overall
productivity.

"Studies show that workplace
productivity in the U.S. is at an
all-time high. As a result, costs
have been kept to a minimum and
inflation has not made an
unwelcome appearance.

"Along the same lines, corporate
restructuring also has played a role
in suppressing inflation.
Companies today seem eager to
please their shareholders. If a
company misses earnings one
quarter, it may announce layoffs
the next.

"Sustainable earnings continue to
be one of the biggest contributors
to the equity market, and
companies realize that keeping
costs down - either through
technology enhancements or
internal restructuring - can play a
factor in making sustainable
earnings a reality."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MARCH
31, 1999

                            % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                     THESE STOCKS 6 MONTHS AGO

Microsoft Corp.              4.0                      3.2

Wal-Mart Stores, Inc.        3.3                      2.3

AT&T Corp.                   3.2                      2.6

Guidant Corp.                3.1                      2.2

Amgen, Inc.                  3.0                      1.5

Intel Corp.                  2.8                      0.0

Sun Microsystems, Inc.       2.3                      0.5

Lowe's Companies, Inc.       2.3                      1.4

Fannie Mae                   2.2                      2.2

BellSouth Corp.              2.2                      4.6

TOP TEN MARKET SECTORS
(STOCKS ONLY) AS OF MARCH
31, 1999

                            % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                     THESE MARKET SECTORS 6
                                                     MONTHS AGO

Technology                   15.3                     9.0

Finance                      10.6                     10.9

Health                       9.7                      9.0

Utilities                    9.2                      14.7

Retail & Wholesale           8.7                      7.0

Nondurables                  4.2                      4.8

Durables                     3.2                      4.6

Energy                       3.1                      2.8

Media & Leisure              2.7                      2.8

Industrial Machinery &       2.3                      1.7
Equipment


ASSET ALLOCATION

AS OF MARCH 31, 1999 *

Stock class 72%
Bond class 19%
Short-term class 9%
*FOREIGN
INVESTMENTS 2%

Row: 1, Col: 1, Value: 72.0
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 9.0

AS OF SEPTEMBER 30, 1998**

Stock class  71%
Bond class 23%
Short-term class 6%
**FOREIGN
INVESTMENTS 2%

Row: 1, Col: 1, Value: 71.0
Row: 1, Col: 2, Value: 23.0
Row: 1, Col: 3, Value: 6.0


ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MARCH 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 69.5%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.5%

Gulfstream Aerospace Corp. (a)    47,600                 $ 2,065

United Technologies Corp.         192,800                 26,112

TOTAL AEROSPACE & DEFENSE                                 28,177

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.3%

Ashland, Inc.                     382,500                 15,659

CONSTRUCTION & REAL ESTATE -
1.1%

BUILDING MATERIALS - 0.7%

Fortune Brands, Inc.              186,200                 7,204

Masco Corp.                       1,021,800               28,866

                                                          36,070

CONSTRUCTION - 0.4%

Centex Corp.                      145,600                 4,859

D.R. Horton, Inc.                 93,453                  1,565

Fleetwood Enterprises, Inc.       346,400                 9,916

Kaufman & Broad Home Corp.        339,000                 7,649

                                                          23,989

TOTAL CONSTRUCTION & REAL                                 60,059
ESTATE

DURABLES - 3.2%

AUTOS, TIRES, & ACCESSORIES -
2.6%

Ford Motor Co.                    1,934,900               109,806

General Motors Corp.              334,100                 29,025

                                                          138,831

CONSUMER ELECTRONICS - 0.2%

Maytag Corp.                      218,300                 13,180

TEXTILES & APPAREL - 0.4%

Arena Brands Holdings Corp.       5,556                   139
Class B

VF Corp.                          396,500                 18,710

                                                          18,849

TOTAL DURABLES                                            170,860

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - 3.1%

ENERGY SERVICES - 0.2%

McDermott International, Inc.     333,300                $ 8,437

OIL & GAS - 2.9%

BP Amoco PLC                      4                       0

BP Amoco PLC sponsored ADR        27                      3

Chevron Corp.                     571,400                 50,533

Coastal Corp. (The)               403,800                 13,325

Exxon Corp.                       239,700                 16,914

Mobil Corp.                       191,500                 16,852

Sunoco, Inc.                      238,500                 8,601

Texaco, Inc.                      901,500                 51,160

                                                          157,388

TOTAL ENERGY                                              165,825

FINANCE - 10.4%

BANKS - 0.9%

Bank One Corp.                    218,986                 12,058

Chase Manhattan Corp.             478,100                 38,876

                                                          50,934

FEDERAL SPONSORED CREDIT - 3.2%

Fannie Mae                        1,704,400               118,030

Freddie Mac                       974,700                 55,680

                                                          173,710

INSURANCE - 4.8%

AFLAC, Inc.                       267,700                 14,573

Allstate Corp.                    1,872,018               69,382

American General Corp.            324,600                 22,884

American International Group,     955,100                 115,209
Inc.

Lincoln National Corp.            273,100                 27,003

Nationwide Financial              150,100                 6,304
Services, Inc. Class A

Reliastar Financial Corp.         1                       0

                                                          255,355

SECURITIES INDUSTRY - 1.5%

Morgan Stanley, Dean Witter &     795,700                 79,520
Co.

TOTAL FINANCE                                             559,519

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - 9.7%

DRUGS & PHARMACEUTICALS - 6.2%

Allergan, Inc.                    47,700                 $ 4,192

Amgen, Inc. (a)                   2,128,802               159,394

Bristol-Myers Squibb Co.          429,400                 27,616

Lilly (Eli) & Co.                 303,100                 25,726

Schering-Plough Corp.             1,211,600               67,017

Warner-Lambert Co.                718,500                 47,556

                                                          331,501

MEDICAL EQUIPMENT & SUPPLIES
- 3.5%

Cardinal Health, Inc.             312,764                 20,642

Guidant Corp.                     2,771,000               167,646

                                                          188,288

TOTAL HEALTH                                              519,789

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

ELECTRICAL EQUIPMENT - 0.9%

General Instrument Corp. (a)      463,200                 14,041

Honeywell, Inc.                   479,800                 36,375

                                                          50,416

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.4%

Ingersoll-Rand Co.                913,100                 45,313

Tyco International Ltd.           384,500                 27,588

                                                          72,901

TOTAL INDUSTRIAL MACHINERY &                              123,317
EQUIPMENT

MEDIA & LEISURE - 2.0%

BROADCASTING - 0.0%

NTL, Inc. warrants 12/31/08       5,605                   84
(a)

ENTERTAINMENT - 0.2%

Alliance Gaming Corp. (a)(j)      845                     3

Viacom, Inc. Class B              109,500                 9,191
(non-vtg.) (a)

                                                          9,194

PUBLISHING - 1.8%

Gannet, Inc.                      266,900                 16,815

McGraw-Hill Companies, Inc.       1,293,800               70,512

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

New York Times Co. (The)          342,400                $ 9,758
Class A

Ziff-Davis, Inc. (a)              3,600                   68

                                                          97,153

RESTAURANTS - 0.0%

McDonald's Corp.                  43,000                  1,948

TOTAL MEDIA & LEISURE                                     108,379

NONDURABLES - 4.2%

BEVERAGES - 0.2%

Anheuser-Busch Companies,         157,500                 12,000
Inc.

FOODS - 2.8%

Heinz (H.J.) Co.                  1,772,100               83,953

Quaker Oats Co.                   1,039,100               65,009

                                                          148,962

HOUSEHOLD PRODUCTS - 1.2%

Avon Products, Inc.               441,200                 20,764

Clorox Co.                        383,200                 44,906

                                                          65,670

TOTAL NONDURABLES                                         226,632

RETAIL & WHOLESALE - 8.7%

APPAREL STORES - 0.7%

Gap, Inc.                         200,025                 13,464

TJX Companies, Inc.               644,800                 21,923

                                                          35,387

GENERAL MERCHANDISE STORES -
4.4%

Dayton Hudson Corp.               692,800                 46,158

Federated Department Stores,      284,600                 11,420
Inc. (a)

Wal-Mart Stores, Inc.             1,941,600               178,991

                                                          236,569

GROCERY STORES - 1.0%

Safeway, Inc. (a)                 1,073,900               55,104

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.6%

Home Depot, Inc.                  190,000                 11,828

Lowe's Companies, Inc.            2,003,200               121,194

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Office Depot, Inc. (a)            166,850                $ 6,142

Rex Stores Corp. (a)              62,600                  724

Valley Media, Inc. (a)            2,500                   57

                                                          139,945

TOTAL RETAIL & WHOLESALE                                  467,005

SERVICES - 0.4%

ADVERTISING - 0.2%

Interpublic Group of              160,700                 12,515
Companies, Inc.

LEASING & RENTAL - 0.2%

Hertz Corp. Class A               144,000                 7,704

SERVICES - 0.0%

Cheap Tickets, Inc. (a)           600                     20

TOTAL SERVICES                                            20,239

TECHNOLOGY - 15.2%

COMMUNICATIONS EQUIPMENT - 2.4%

Cisco Systems, Inc. (a)           143,550                 15,728

Globalstar Telecommunications     1,900                   86
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         1,051,420               113,291

                                                          129,105

COMPUTER SERVICES & SOFTWARE
- 5.1%

American Management Systems,      47,700                  1,628
Inc. (a)

Autobytel.com, Inc. (a)           2,800                   117

Autoweb.com, Inc. (a)             2,100                   75

Compuware Corp. (a)               1,050,200               25,074

Critical Path, Inc. (a)           1,400                   108

FlashNet Communications, Inc.     800                     33
(a)

Galileo International, Inc.       71,600                  3,464

Intraware, Inc. (a)               1,900                   76

iVillage, Inc. (a)                1,500                   151

Microsoft Corp. (a)               2,370,400               212,438

MiningCo.com, Inc. (a)            1,000                   90

Novell, Inc. (a)                  668,100                 16,828

OneMain.com, Inc. (a)             5,300                   192

Pacific Internet Ltd. (a)         900                     52

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Priceline.com, Inc. (a)           2,500                  $ 207

Prodigy Communications Corp.      3,000                   115
(a)

Sabre Group Holdings, Inc.        96,100                  4,361
Class A (a)

Sterling Software, Inc. (a)       95,400                  2,266

Synopsys, Inc. (a)                143,300                 7,702

                                                          274,977

COMPUTERS & OFFICE EQUIPMENT
- 4.1%

Dell Computer Corp. (a)           365,600                 14,944

EMC Corp. (a)                     190,100                 24,285

Lexmark International Group,      532,000                 59,451
Inc. Class A (a)

Sun Microsystems, Inc. (a)        977,300                 122,101

                                                          220,781

ELECTRONICS - 3.6%

Intel Corp.                       1,278,200               152,266

Motorola, Inc.                    285,000                 20,876

Texas Instruments, Inc.           190,000                 18,858

                                                          192,000

TOTAL TECHNOLOGY                                          816,863

UTILITIES - 8.4%

CELLULAR - 0.0%

McCaw International Ltd.          12,170                  61
warrants 4/15/07 (a)(f)

ELECTRIC UTILITY - 2.7%

DTE Energy Co.                    751,600                 28,890

PECO Energy Co.                   967,500                 44,747

Public Service Enterprise         934,700                 35,694
Group, Inc.

Reliant Energy, Inc.              1,297,300               33,811

                                                          143,142

TELEPHONE SERVICES - 5.7%

Ameritech Corp.                   260,500                 15,076

AT&T Corp.                        2,177,604               173,800

BellSouth Corp.                   2,935,700               117,611

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Pathnet, Inc. warrants            9,390                  $ 94
4/15/08 (a)(f)

SBC Communications, Inc.          47,600                  2,243

                                                          308,824

TOTAL UTILITIES                                           452,027

TOTAL COMMON STOCKS                                       3,734,350
(Cost $2,692,803)

NONCONVERTIBLE PREFERRED
STOCKS - 2.0%



CONSTRUCTION & REAL ESTATE -
0.2%

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

California Federal Preferred      298,366                 7,758
Capital Corp. $2.28

Crown America Realty Trust        10,330                  493
Series A, $5.50

Walden Residential                83,400                  1,741
Properties, Inc. $2.30

                                                          9,992

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care            5,340                   5,313
Capital Trust II 7.875%

INSURANCE - 0.1%

American Annuity Group            1,800                   1,847
Capital Trust II 8.875%

SIG Capital Trust I 9.5%          6,351                   5,036

                                                          6,883

TOTAL FINANCE                                             12,196

MEDIA & LEISURE - 0.7%

BROADCASTING - 0.6%

Adelphia Communications Corp.     22,164                  2,549
$13.00

Capstar Communications, Inc.      27,568                  3,363
$12.625 pay-in-kind

CSC Holdings, Inc. 11.125%        152,510                 17,386
pay-in-kind

Granite Broadcasting Corp.        3,206                   3,270
12.75% pay-in-kind

Sinclair Capital 11.625%          50,145                  5,466

                                                          32,034

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

$9.20                             43,811                 $ 4,348

Series D, $10.00                  41,288                  4,273

                                                          8,621

TOTAL MEDIA & LEISURE                                     40,655

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     16,500                  594
Corp. $3.52 pay-in-kind (a)

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,        3,070                   3,254
Inc. 13.5% pay-in-kind

UTILITIES - 0.8%

CELLULAR - 0.5%

Nextel Communications, Inc.       24,752                  25,247
11.125% pay-in-kind

TELEPHONE SERVICES - 0.3%

Hyperion Telecommunication,       3,782                   3,385
Inc. 12.875% pay-in-kind

IXC Communications, Inc.          2,341                   2,528
12.5% pay-in-kind

NEXTLINK Communications, Inc.     212,115                 11,348
14% pay-in-kind

                                                          17,261

TOTAL UTILITIES                                           42,508

TOTAL NONCONVERTIBLE                                      109,199
PREFERRED STOCKS
(Cost $106,922)



CORPORATE BONDS - 14.8%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.3%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Tenet Healthcare Corp. 6%         B1        $ 7,545                            $ 6,319
12/1/05

Total Renal Care Holdings,        B1         6,770                              5,111
Inc. 7% 5/15/09 (f)

                                                                                11,430

NONDURABLES - 0.1%

FOODS - 0.1%

Chiquita Brands                   B3         3,530                              3,248
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Sports Authority, Inc. (The)      B3         1,290                              945
5.25% 9/15/01

TOTAL CONVERTIBLE BONDS                                                         15,623

NONCONVERTIBLE BONDS - 14.5%

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         5,870                              6,384
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.1%

Huntsman Corp. 9.5% 7/1/07 (f)    B+         2,760                              2,732

METALS & MINING - 0.1%

Metals USA, Inc. 8.625%           B2         6,430                              6,237
2/15/08

PACKAGING & CONTAINERS - 0.0%

Packaging Corp. of America        B3         1,180                              1,180
9.625% 4/1/09 (f)

PAPER & FOREST PRODUCTS - 0.0%

Potlatch Corp. 6.25% 3/15/02      Baa1       810                                813
(f)

TOTAL BASIC INDUSTRIES                                                          10,962

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.0%

American Standard Cos., Inc.      Ba3        2,900                              2,842
7.375% 4/15/05

CONSTRUCTION - 0.1%

U.S. Home Corp. 8.875% 2/15/09    B1         4,760                              4,665

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE - 0.2%

LNR Property Corp.:

9.375% 3/15/08                    B1        $ 4,445                            $ 4,295

10.5% 1/15/09                     B1         4,200                              4,342

                                                                                8,637

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       530                                507

7.125% 3/15/04                    Baa2       1,030                              1,025

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       1,200                              1,191

6.75% 2/15/08                     Baa1       570                                563

Weeks Realty LP 6.875% 3/15/05    Baa2       1,000                              993

                                                                                4,279

TOTAL CONSTRUCTION & REAL                                                       20,423
ESTATE

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.3%

Blue Bird Body Co. 10.75%         B2         2,350                              2,503
11/15/06

Federal-Mogul Corp. 7.875%        Ba2        8,370                              8,359
7/1/10

Oshkosh Truck Co. 8.75% 3/1/08    B3         3,940                              3,970

                                                                                14,832

CONSUMER DURABLES - 0.1%

Corning Consumer Products Co.     B3         3,140                              2,622
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Applied Power, Inc. 8.75%         B1         550                                558
4/1/09

Omega Cabinets Ltd. 10.5%         B3         1,730                              1,721
6/15/07

                                                                                2,279

TEXTILES & APPAREL - 0.1%

Levi Strauss & Co. 7% 11/1/06     Baa3       1,800                              1,609
(f)

Worldtex, Inc. 9.625% 12/15/07    B1         5,010                              4,108

                                                                                5,717

TOTAL DURABLES                                                                  25,450

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - 0.5%

COAL - 0.1%

P&L Coal Holdings Corp.           B2        $ 4,200                            $ 4,379
9.625% 5/15/08

ENERGY SERVICES - 0.1%

Baker Hughes, Inc. 5.8%           A2         840                                834
2/15/03 (f)

R&B Falcon Corp.:

6.5% 4/15/03                      Ba3        710                                595

9.5% 12/15/08 (f)                 Ba3        5,690                              4,950

                                                                                6,379

OIL & GAS - 0.3%

Belco Oil & Gas Corp. 8.875%      B1         1,350                              1,310
9/15/07

Chesapeake Energy Corp.           B3         1,740                              1,444
9.625% 5/1/05

Flores & Rucks, Inc. 9.75%        B1         310                                318
10/1/06

Gulf Canada Resources Ltd.        Ba1        3,610                              3,592
8.375% 11/15/05

Occidental Petroleum Corp.        Baa3       500                                501
6.39% 11/9/00

Ocean Energy, Inc. 8.875%         B1         4,180                              4,117
7/15/07

Oryx Energy Co.:

8% 10/15/03                       Baa1       895                                936

8.125% 10/15/05                   Baa1       1,305                              1,389

8.375% 7/15/04                    Baa1       850                                906

Petro-Canada 7% 11/15/28          A3         620                                599

                                                                                15,112

TOTAL ENERGY                                                                    25,870

FINANCE - 1.6%

BANKS - 0.3%

Bank One Corp. 5.625% 2/17/04     Aa3        1,170                              1,146

BankBoston Corp.:

6.125% 3/15/02                    A2         3,120                              3,140

6.625% 2/1/04                     A3         600                                611

BankBoston NA 6.375% 3/25/08      A2         500                                498

Capital One Bank:

6.375% 2/15/03                    Baa3       1,240                              1,215

6.65% 3/15/04                     Baa3       2,550                              2,552

Capital One Financial Corp.       Ba1        980                                953
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         1,590                              1,546
6/15/08 (f)(h)

Fleet/Norstar Financial           A3         930                                1,011
Group, Inc. 9.9% 6/15/01

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Korea Development Bank:

6.625% 11/21/03                   Baa3      $ 650                              $ 616

7.125% 9/17/01                    Baa3       500                                491

NB Capital Trust IV 8.25%         Aa2        995                                1,066
4/15/27

Providian National Bank 6.7%      Baa3       1,020                              1,011
3/15/03

Summit Bancorp 8.625% 12/10/02    BBB+       650                                705

                                                                                16,561

CREDIT & OTHER FINANCE - 1.0%

Ahmanson Capital Trust I          A3         800                                834
8.36% 12/1/26 (f)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       3,650                              2,847

10% 3/15/04                       Caa3       2,820                              2,157

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       1,750                              1,765

7.5% 11/15/00                     Baa3       1,290                              1,323

BankAmerica Capital II Series     Aa2        990                                1,038
2, 8% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         1,450                              1,320

Citigroup, Inc. 5.8% 3/15/04      Aa2        1,540                              1,532

Countrywide Funding Corp.         A3         1,300                              1,315
6.45% 2/27/03

ERP Operating LP 6.55%            A3         600                                603
11/15/01

Farmers Insurance Exchange        A2         1,100                              1,053
Capital 7.05% 7/15/28 (f)

First Security Capital I          A3         850                                891
8.41% 12/15/26

Ford Motor Credit Co. 6.5%        A1         3,400                              3,462
2/28/02

General Electric Capital          Aaa        3,000                              3,000
Corp. 6.94% 4/13/09 (e)

GS Escrow Corp.:

7% 8/1/03                         Ba1        860                                860

7.125% 8/1/05                     Ba1        1,235                              1,238

Heller Financial, Inc. 6%         A3         2,230                              2,224
3/19/04

KeyCorp Institutional Capital     A1         1,550                              1,593
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        3,460                              2,751

7.6% 8/1/07                       Ba1        6,600                              4,290

7.875% 8/1/03                     Ba1        110                                77

Mellon Capital I 7.72% 12/1/26    A2         660                                674

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Money Store, Inc. 7.3% 12/1/02    A2        $ 850                              $ 888

Premier Auto Trust 5.45%          -          386                                386
6/8/99

RBF Finance Co.:

11% 3/15/06 (f)                   Ba3        5,060                              5,313

11.375% 3/15/09 (f)               Ba3        2,320                              2,453

U.S. Bancorp 8.09% 11/15/26       A1         990                                1,019

UNICCO Service Co./UNICCO         B3         5,710                              5,624
Finance Corp. 9.875% 10/15/07

Yorkshire Power Finance Ltd.      Baa2       585                                578
yankee 6.496% 2/25/08

                                                                                53,108

SAVINGS & LOANS - 0.1%

Chevy Chase Savings Bank FSB      B1         2,160                              2,160
9.25% 12/1/08

Great Western Finance Trust       A3         1,290                              1,352
II 8.206% 2/1/27

Home Savings of America FSB       A3         970                                961
6.5% 8/15/04

Long Island Savings Bank FSB      Baa3       650                                664
7% 6/13/02

Sovereign Bancorp, Inc.           Ba1        1,000                              998
6.625% 3/15/01

                                                                                6,135

SECURITIES INDUSTRY - 0.2%

Amvescap PLC yankee 6.375%        A3         1,650                              1,648
5/15/03

Goldman Sachs Group L.P.          A1         5,600                              5,607
5.2669% 7/27/00 (h)(j)

Lehman Brothers Holdings 6.4%     -          5,200                              5,223
12/27/99

                                                                                12,478

TOTAL FINANCE                                                                   88,282

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Graham-Field Health Products,     Caa1       2,140                              1,156
Inc. 9.75% 8/15/07

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       3,780                              2,835
4/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Tenet Healthcare Corp.:

8.125% 12/1/08 (f)                Ba3       $ 3,180                            $ 3,061

8.625% 1/15/07                    Ba3        6,090                              6,044

                                                                                11,940

TOTAL HEALTH                                                                    13,096

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Bucyrus International, Inc.       B1         4,670                              4,296
9.75% 9/15/07

Roller Bearing Holding, Inc.      -          4,780                              2,438
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         1,330                              1,254
9.875% 6/1/08

Tyco International Group SA
yankee:

6.125% 6/15/01                    Baa1       830                                836

6.375% 6/15/05                    Baa1       1,030                              1,036

6.875% 1/15/29                    Baa1       720                                704

                                                                                10,564

POLLUTION CONTROL - 0.1%

Envirosource, Inc. Series B,      B3         860                                671
9.75% 6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Baa3       700                                705

7.1% 8/1/26                       Baa3       1,570                              1,637

8.25% 11/15/99                    Baa3       440                                448

                                                                                3,461

TOTAL INDUSTRIAL MACHINERY &                                                    14,025
EQUIPMENT

MEDIA & LEISURE - 6.0%

BROADCASTING - 4.1%

ACME Television LLC/ACME          B3         2,410                              2,036
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

7.75% 1/15/09 (f)                 B1         11,130                             11,102

9.875% 3/1/07                     B1         9,300                              10,230

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Ascent Entertainment Group,       B3        $ 2,920                            $ 1,913
Inc. 0% 12/15/04 (d)

Avalon Cable Michigan,            B3         2,660                              2,803
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08 (f)

Bresnan Communications Group      B2         2,840                              1,931
LLC/Bresnan Capital Corp. 0%
2/1/09 (d)(f)

Century Communications Corp.:

0% 1/15/08                        Ba3        15,370                             7,147

8.75% 10/1/07                     Ba3        1,670                              1,741

Chancellor Media Corp. 9%         B1         7,140                              7,640
10/1/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)(f)                  B2         10,320                             6,644

8.25% 4/1/07 (f)                  B2         2,760                              2,815

Classic Cable, Inc. 9.875%        B3         1,270                              1,346
8/1/08 (f)

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       1,350                              1,301

7.25% 10/15/27                    Baa3       1,045                              1,036

Comcast UK Cable Partners         B2         6,330                              5,570
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       450                                497

9% 9/1/08                         Baa3       3,390                              3,987

CSC Holdings, Inc.:

9.25% 11/1/05                     B1         1,710                              1,813

9.875% 5/15/06                    B1         3,220                              3,462

10.5% 5/15/16                     B1         2,630                              3,156

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         7,320                              5,874

yankee 0% 12/15/05 (d)            B3         2,360                              2,077

EchoStar DBS Corp. 9.375%         B2         5,780                              6,011
2/1/09 (f)

Falcon Holding Group              B2         16,960                             11,787
LP/Falcon Funding Corp. 0%
4/15/10 (d)

FrontierVision Holdings           Caa1       5,341                              4,647
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B3         8,282                              9,276
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Golden Sky DBS, Inc. 0%           Caa1      $ 3,460                            $ 1,981
3/1/07 (d)(f)

Golden Sky Systems, Inc.          B3         1,050                              1,166
12.875% 8/1/06 (f)

Granite Broadcasting Corp.:

9.375% 12/1/05                    B3         5,530                              5,585

10.375% 5/15/05                   B3         2,030                              2,101

Hearst-Argyle Television,         Baa3       560                                564
Inc. 7.5% 11/15/27

Intermedia Capital Partners       B2         1,860                              2,083
IV LP/Intermedia Partners IV
Capital Corp. 11.25% 8/1/06

International Cabletel, Inc.      B3         3,000                              2,640
0% 2/1/06 (d)

Iridium Operating LLC/Iridium     B3         5,190                              2,076
Capital Corp. 11.25% 7/15/05

Lenfest Communications, Inc.      B2         4,280                              4,408
8.25% 2/15/08

LIN Holdings Corp. 0% 3/1/08      B3         7,750                              5,464
(d)

NTL, Inc.:

0% 4/1/08 (d)                     B3         15,370                             10,452

10% 2/15/07                       B3         3,240                              3,443

11.5% 10/1/08 (f)                 B3         7,790                              8,764

Olympus Communications            B1         1,540                              1,702
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         2,070                              2,137
9.625% 10/15/05

Renaissance Media Group           B3         3,980                              2,791
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Rogers Cablesystems Ltd.          B2         3,400                              3,987
yankee 11% 12/1/15

Satelites Mexicanos SA de CV      B3         5,815                              4,768
10.125% 11/1/04

TCI Communications, Inc.:

9.25% 4/15/02                     A2         1,000                              1,099

9.8% 2/1/12                       A2         1,790                              2,346

TCI Communications Financing      A3         7,170                              8,819
III 9.65% 3/31/27

Telewest PLC:

yankee 9.625% 10/1/06             B1         1,090                              1,158

0% 10/1/07 (d)                    B1         13,600                             11,968

Time Warner, Inc.:

6.875% 6/15/18                    Baa3       145                                144

8.18% 8/15/07                     Baa3       560                                627

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Time Warner, Inc.: - continued

9.125% 1/15/13                    Baa3      $ 1,595                            $ 1,949

United International              B3         9,970                              6,780
Holdings, Inc. 0% 2/15/08 (d)

                                                                                218,844

ENTERTAINMENT - 0.6%

AMC Entertainment, Inc. 9.5%      B3         3,840                              3,686
3/15/09

Bally Total Fitness Holding
Corp.:

9.875% 10/15/07                   B3         3,050                              3,012

9.875% 10/15/07 (f)               B3         5,840                              5,767

Cinemark USA, Inc. 8.5% 8/1/08    B2         4,740                              4,693

Paramount Communications,         Baa3       600                                624
Inc. 7.5% 1/15/02

Premier Parks, Inc. 0% 4/1/08     B3         4,840                              3,388
(d)

Regal Cinemas, Inc. 8.875%        B3         8,480                              8,300
12/15/10

United Artists Theatre Co.        Caa1       2,670                              2,189
9.75% 4/15/08

Viacom, Inc.:

6.75% 1/15/03                     Baa3       1,080                              1,102

7.75% 6/1/05                      Baa3       1,310                              1,397

                                                                                34,158

LODGING & GAMING - 0.8%

Circus Circus Enterprises,
Inc.:

6.75% 7/15/03                     Ba2        1,690                              1,597

7.625% 7/15/13                    Ba2        1,630                              1,479

Coast Hotels & Casinos, Inc.      B3         1,780                              1,796
9.5% 4/1/09 (f)

Courtyard by Marriott II          B-         5,720                              5,935
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        3,300                              3,230

7.875% 8/1/08                     Ba2        15,420                             14,842

Host Marriott LP 8.375%           Ba2        5,990                              6,027
2/15/06 (f)

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         2,280                              2,206

9.75% 10/1/07                     B3         3,120                              2,808

                                                                                39,920

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.2%

Big Flower Press Holdings,        B2        $ 1,680                            $ 1,680
Inc. 8.625% 12/1/08 (f)

Garden State Newspapers, Inc.     B1         8,160                              8,242
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       1,150                              1,200

8.625% 2/1/03                     Baa3       540                                586

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       350                                373

8.375% 3/15/23                    Baa2       415                                480

                                                                                12,561

RESTAURANTS - 0.3%

Domino's, Inc. 10.375%            B3         7,040                              7,304
1/15/09 (f)

Host Marriott Travel Plazas,      Ba3        5,180                              5,381
Inc. 9.5% 5/15/05

NE Restaurant, Inc. 10.75%        B3         2,550                              2,467
7/15/08

                                                                                15,152

TOTAL MEDIA & LEISURE                                                           320,635

NONDURABLES - 0.3%

BEVERAGES - 0.1%

Seagram Co. Ltd.:

8.35% 1/15/22                     Baa3       80                                 87

yankee 6.875% 9/1/23              Baa3       130                                120

Seagram J E & Sons, Inc.:

6.4% 12/15/03                     Baa3       1,180                              1,169

6.625% 12/15/05                   Baa3       620                                614

7.6% 12/15/28                     Baa3       620                                629

                                                                                2,619

FOODS - 0.0%

ConAgra, Inc. 7.125% 10/1/26      Baa1       1,700                              1,741

HOUSEHOLD PRODUCTS - 0.2%

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3         5,420                              4,959

9% 11/1/06                        B2         3,440                              3,406

                                                                                8,365

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

TOBACCO - 0.0%

Philip Morris Companies, Inc.:

6.95% 6/1/06                      A2        $ 1,510                            $ 1,550

7.25% 9/15/01                     A2         540                                556

                                                                                2,106

TOTAL NONDURABLES                                                               14,831

RETAIL & WHOLESALE - 0.6%

APPAREL STORES - 0.1%

AnnTaylor, Inc. 8.75% 6/15/00     B2         5,230                              5,335

DRUG STORES - 0.0%

Rite Aid Corp. 7.125% 1/15/07     Baa1       510                                514

GENERAL MERCHANDISE STORES -
0.1%

Dayton Hudson Corp. 7.5%          A3         1,000                              1,067
7/15/06

Federated Department Stores,
Inc.

6.79% 7/15/27                     Baa2       1,100                              1,114

8.5% 6/15/03                      Baa2       520                                566

K mart Corp.:

7.75% 10/1/12                     Ba2        310                                315

12.5% 3/1/05                      Ba2        4,240                              5,215

                                                                                8,277

GROCERY STORES - 0.4%

Kroger Co. 6% 7/1/00              Baa3       2,400                              2,404

Pathmark Stores, Inc. 9.625%      Caa1       11,300                             11,625
5/1/03

Pueblo Xtra International, Inc.

9.5% 8/1/03                       B3         5,290                              5,079

                                                                                19,108

TOTAL RETAIL & WHOLESALE                                                        33,234

SERVICES - 0.2%

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       1,830                              1,922
12.75% 8/1/05

SERVICES - 0.2%

Borg-Warner Security Corp.        B3         1,150                              1,254
9.625% 3/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

SERVICES - CONTINUED

La Petite Academy, Inc./La        B3        $ 4,970                            $ 4,871
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       4,350                              2,958

                                                                                9,083

TOTAL SERVICES                                                                  11,005

TECHNOLOGY - 0.4%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2         1,730                              1,717
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.1%

Federal Data Corp. 10.125%        B3         6,800                              6,494
8/1/05

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       800                                807

7.21% 7/2/01                      Baa1       1,750                              1,794

                                                                                2,601

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3         3,680                              3,717
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Fairchild Semiconductor Corp.:

10.375% 10/1/07 (f)               B3         2,500                              2,544

11.74% 3/15/08 pay-in-kind (j)    -          4,692                              3,966

                                                                                6,510

TOTAL TECHNOLOGY                                                                21,039

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.25% 4/15/08     B3         8,000                              7,900

Delta Air Lines, Inc. 9.875%      Baa3       500                                521
5/15/00

Kitty Hawk, Inc. 9.95%            B1         6,050                              6,050
11/15/04

US Airways Group, Inc.            Ba2        3,340                              3,540
10.375% 3/1/13

                                                                                18,011

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

RAILROADS - 0.2%

Burlington Northern Santa Fe
Corp.:

6.125% 3/15/09                    Baa2      $ 1,550                            $ 1,540

7.29% 6/1/36                      Baa2       1,500                              1,581

Canadian National Railway Co.     Baa2       1,000                              987
6.9% 7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       585                                575

6.46% 6/22/05                     Baa2       990                                993

Norfolk Southern Corp. 7.05%      Baa1       2,340                              2,427
5/1/37

Wisconsin Central                 Baa2       1,000                              996
Transportation Corp. 6.625%
4/15/08

                                                                                9,099

SHIPPING - 0.0%

Holt Group, Inc. 9.75%            Caa1       2,890                              1,965
1/15/06 (f)

TOTAL TRANSPORTATION                                                            29,075

UTILITIES - 2.7%

CELLULAR - 1.1%

Cable & Wireless                  Baa1       770                                776
Communications PLC 6.375%
3/6/03

McCaw International Ltd. 0%       Caa1       12,910                             7,552
4/15/07 (d)

Millicom International            Caa1       3,890                              2,859
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B2         18,130                             13,054

0% 2/15/08 (d)                    B2         6,400                              4,520

12% 11/1/08 (f)                   B2         2,990                              3,431

Nextel International, Inc. 0%     Caa1       5,710                              2,741
4/15/08 (d)

Rogers Cantel, Inc. 8.8%          B2         1,920                              2,006
10/1/07

Rogers Communications, Inc.       B2         6,560                              6,806
8.875% 7/15/07

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       16,430                             8,338

11.5% 12/1/07                     Caa1       8,440                              7,934

                                                                                60,017

ELECTRIC UTILITY - 0.2%

Avon Energy Partners Holdings     Baa2       1,320                              1,312
6.46% 3/4/08 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Hydro-Quebec yankee 7.4%          A2        $ 1,050                            $ 1,210
3/28/25 (e)

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (f)                A3         1,605                              1,509

yankee 7.875% 12/15/26 (f)        A3         660                                634

Niagara Mohawk Power Corp.        Ba2        3,490                              3,752
7.75% 10/1/08

Texas Utilities Co. 6.375%        Baa3       660                                656
1/1/08

                                                                                9,073

GAS - 0.0%

Cms Panhandle Holding Co.         Baa3       600                                599
6.125% 3/15/04 (f)

TELEPHONE SERVICES - 1.4%

AT&T Corp. 6.5% 3/15/29           A1         900                                884

Global TeleSystems Group,         Caa2       410                                409
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -          5,680                              3,039
5/1/08 (d)(f)

GST Equipment Funding, Inc.       -          2,700                              2,828
13.25% 5/1/07

ICG Services, Inc. 0% 5/1/08      -          9,630                              5,826
(d)

Level 3 Communications, Inc.:

0% 12/1/08 (d)(f)                 B3         17,350                             10,887

9.125% 5/1/08                     B3         2,690                              2,707

Logix Communications              -          7,550                              6,946
Enterprises, Inc. 12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         Baa2       1,180                              1,271
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B2         5,530                              4,424

8.125% 2/15/09 (f)                B2         5,500                              5,500

9.25% 7/15/07                     B2         2,330                              2,435

9.5% 11/1/08                      B2         5,010                              5,386

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B3         6,670                              6,795

10.75% 11/15/08 (f)               B3         2,720                              2,917

Pathnet, Inc. 12.25% 4/15/08      -          9,390                              5,071

Telewest Communications PLC       B1         1,140                              1,325
11.25% 11/1/08 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1      $ 1,390                            $ 1,001

0% 3/15/08 (d)                    CCC        9,910                              5,748

                                                                                75,399

TOTAL UTILITIES                                                                 145,088

TOTAL NONCONVERTIBLE BONDS                                                      779,399

TOTAL CORPORATE BONDS                                                           795,022
(Cost $807,688)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 1.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 0.0%

Fannie Mae 6.16% 8/7/28           Aaa        2,380                              2,342

U.S. TREASURY OBLIGATIONS -
1.2%

U.S. Treasury Bills, yield at     -          6,700                              6,694
date of purchase 4.28% to
4.4% 4/8/99 (g)

U.S. Treasury Bonds:

6.875% 8/15/25                    Aaa        2,220                              2,509

8.875% 8/15/17                    Aaa        2,295                              3,055

9.875% 11/15/15                   Aaa        4,575                              6,508

12% 8/15/13                       Aaa        815                                1,187

U.S. Treasury Notes:

6% 8/15/99                        Aaa        1,535                              1,542

6.625% 6/30/01                    Aaa        6,700                              6,920

7% 7/15/06                        Aaa        32,882                             35,975

                                                                                64,390

TOTAL U.S. GOVERNMENT AND                                                       66,732
GOVERNMENT AGENCY OBLIGATIONS
(Cost $66,863)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 2.1%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - 1.7%

6% 1/1/09 to 1/1/29               Aaa       $ 18,283                           $ 18,013

6.5% 12/1/12 to 2/1/29            Aaa        20,109                             20,016

6.5% 4/1/29 (k)                   Aaa        18,000                             17,916

7% 12/1/24 to 4/1/29              Aaa        30,065                             30,480

7.5% 6/1/27 to 7/1/28             Aaa        3,271                              3,361

                                                                                89,786

FREDDIE MAC - 0.1%

7% 7/1/01                         Aaa        196                                197

7.5% 5/1/27 to 4/1/28             Aaa        2,984                              3,067

                                                                                3,264

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.3%

6% 6/15/08 to 9/15/10             Aaa        1,206                              1,207

6.5% 9/15/08 to 5/15/09           Aaa        6,358                              6,440

7% 1/15/28 to 7/15/28             Aaa        7,301                              7,413

7.5% 10/15/22 to 8/15/28          Aaa        3,497                              3,608

8% 5/15/25                        Aaa        377                                393

                                                                                19,061

TOTAL U.S. GOVERNMENT AGENCY                                                    112,111
-  MORTGAGE SECURITIES
(Cost $111,078)

ASSET-BACKED SECURITIES - 0.5%



Airplanes Pass Through Trust      Ba2        4,540                              4,472
10.875% 3/15/19

BankAmerica Manufacturing         Aaa        1,510                              1,516
Housing Contract 6.2% 4/10/09

Capita Equipment Receivables      Baa2       1,000                              989
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        772                                776
Trust 5.91% 12/15/04

CIT Marine Trust 5.8% 4/15/10     Aaa        1,190                              1,176

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        908                                911

6.55% 8/15/02                     Aaa        577                                581

CPS Auto Receivables Trust 6%     Aaa        1,487                              1,488
8/15/03

CSXT Trade Receivables Master     Aaa        1,780                              1,789
Trust 6% 7/25/04

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3      $ 890                              $ 886

6.4% 5/15/02                      A1         1,060                              1,067

6.4% 12/15/02                     Baa3       490                                489

Green Tree Financial Corp.:

6.68% 1/15/29                     AAA        2,280                              2,309

6.8% 6/15/27                      Aaa        655                                661

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        1,640                              1,637

6.3% 10/15/03                     A2         871                                872

Olympic Automobile
Receivables Trust:

6.4% 9/15/01                      Aaa        1,059                              1,060

6.7% 3/15/02                      Aaa        649                                654

Petroleum Enhanced Trust          Baa2       923                                913
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(h)

Premier Auto Trust 6% 5/6/00      Aaa        17                                 17

UAF Auto Grantor Trust 6.1%       Aaa        1,529                              1,532
1/15/03 (f)

WFS Financial Owner Trust         Aaa        1,520                              1,532
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                                   27,327
(Cost $27,527)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        1,475                              523
and Securitization LLC
Series 1997 2 Class 2-B,
7.1977% 12/29/25 (f)(h)
(Cost $784)

COMMERCIAL MORTGAGE
SECURITIES - 0.8%



Bankers Trust Remic Trust         Ba2        1,248                              1,160
1988-1 Series 1998-S1A Class
G, 7.7254% 11/28/02 (f)(h)

Berkeley Federal Bank & Trust     -          1,900                              1,332
FSB Series 1994 Class 1-B
7.6135% 8/1/24 (f)(h)

BKB Commercial Mortgage Trust     BBB        680                                685
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(h)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-3PI, 7.08% 11/1/07        AA         990                                1,009

Class B, 7.48% 2/1/08             A          770                                799

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2      $ 1,810                            $ 1,683
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        2,030                              1,918
1/17/12

Series 1998 FLI Class E,          Baa2       2,210                              2,156
5.8134% 1/10/13 (f)(h)

Deutsche Mortgage & Asset         Baa2       1,420                              1,326
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

DLJ Mortgage Acceptance Corp.     -          1,650                              1,618
Series 1993-MF12 Class B-2,
10.1% 9/18/03 (f)

Equitable Life Assurance
Society of the United States
(The) Series 174:

Class B1, 7.33% 5/15/06 (f)       Aa2        1,200                              1,255

Class C1, 7.52% 5/15/06 (f)       A2         1,000                              1,048

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.064% 4/13/39 (h)       -          1,100                              929

Class E, 8.064% 4/1/39 (h)        -          1,800                              1,337

FMAC Loan Receivables Trust:

Series 1997-A Class E,            -          500                                375
8.1084% 4/15/19 (f)(h)

Series 1997-B Class E,            -          1,050                              738
7.8912% 9/15/19 (f)(h)

GAFCO Franchisee Loan Trust       -          1,650                              1,345
Series 1998-1 Class D, 14%
6/1/16 (f)(h)

General Motors Acceptance         Ba3        750                                583
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II Series 1998-GLII:

Class D, 6.9697% 4/13/31          Baa2       490                                472
(f)(h)

Class E, 6.9697% 4/13/31          Baa3       1,750                              1,570
(f)(h)

Kidder Peabody Acceptance         Aaa        156                                155
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

LTC Commercial Mortgage Pass
Through Certificates:

Series 1996-1 Class E, 9.16%      BB-        500                                481
4/15/28

Series 1998-1 Class A, 6.029%     AAA        1,053                              1,029
5/30/30 (f)

Morgan Stanley Capital I, Inc.:

Series 1996-MBL1 Class E,         -          1,696                              1,679
8.2739% 5/25/21 (f)(h)

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       1,689                              1,567

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Morgan Stanley Capital I,
Inc.: - continued

Class E, 7.35% 12/15/12           Baa3      $ 586                              $ 494

Nomura Asset Securities Corp.     Baa2       1,420                              1,321
Series 1998-D6 Class A-4,
6.9061% 3/17/28 (h)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class B-2, 9.1888% 1/15/03        -          1,100                              961
(f)(h)

Class B2-A, 9.1888% 2/15/34       -          300                                262
(f)(h)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class K, 7.9% 11/15/26 (f)        -          1,750                              1,054

Class L, 7.9% 11/15/26 (f)        -          1,300                              676

Resolution Trust Corp. Series     Ba3        534                                433
1991 M2 Class A3, 7.2498%
9/25/20 (h)

Structured Asset Securities
Corp.:

sequential pay Series 1996        AAA        297                                295
Class A-2A, 7.75% 2/25/28

Series 1993-C1 Class E, 6.6%      B          1,250                              563
10/25/24 (f)

Series 1995-C1 Class E,           BB         1,100                              1,030
7.375% 9/25/24 (f)

Series 1996 CFL:

Class E, 7.75% 2/25/28            BB+        820                                794

Class G, 7.75% 2/25/28 (f)        B          2,000                              1,780

Thirteen Affiliates of
General Growth Properties,
Inc.:

Series D-2, 6.992% 12/15/10       Baa2       1,410                              1,353
(f)

Series E-2, 7.224% 12/15/10       Baa3       840                                760
(f)

Wells Fargo Capital Markets       Aaa        1,186                              1,201
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE                                                       41,226
SECURITIES
(Cost $41,859)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 0.0%



Korean Republic:

8.75% 4/15/03 (i)                 Baa3       570                                597

8.875% 4/15/08 (i)                Baa3       1,230                              1,318

TOTAL FOREIGN GOVERNMENT AND                                                    1,915
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,908)

SUPRANATIONAL OBLIGATIONS -
0.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Inter American Development        Aaa       $ 1,600                            $ 1,590
Bank yankee 6.29% 7/16/27
(Cost $1,590)



BANK NOTES - 0.1%



Key Bank NA 4.93% 8/20/99 (h)                  5,000                             4,998

NationsBank NA 5.05% 4/13/99                   1,000                             1,000

TOTAL BANK NOTES                                                                 5,998
(Cost $5,993)

CERTIFICATES OF DEPOSIT - 0.9%



Barclays Bank PLC euro 5.03%                   5,600                             5,601
9/7/99

Credit Agricole Indosuez                       5,500                             5,501
yankee 5% 9/1/99

Deutsche Bank AG yankee 5.1%                   4,600                             4,595
2/11/00

Fleet National Bank 5.1234%                    5,000                             4,997
5/5/00 (h)

Halifax PLC euro 4.98% 8/31/99                 5,500                             5,501

Merita Bank PLC euro 4.93%                     5,000                             5,000
6/29/99

RaboBank Nederland Coop.                       5,000                             5,005
Central yankee 5.68% 6/4/99

Societe Generale, France                       5,600                             5,598
yankee 5.16% 2/22/00

Toronto Dominion Bank yankee                   5,000                             5,005
5.68% 6/4/99

TOTAL CERTIFICATES OF DEPOSIT                                                    46,803
(Cost $46,793)

COMMERCIAL PAPER - 0.8%



BankAmerica Corp. 4.82%                        4,000                             3,926
8/17/99

Centric Capital Corp. 4.88%                    4,500                             4,476
5/10/99

Citibank Credit Card Master                    5,000                             4,954
Trust I (Dakota Certificate
Program) 4.85% 6/8/99

Delaware Funding Corp. 4.85%                   500                               496
5/25/99

Enterprise Funding Corp.                       4,045                             4,018
4.89% 5/20/99

Falcon Asset Securitization:

4.82% 5/3/99                                   256                               255

4.87% 5/12/99                                  2,000                             1,989

Generale de Banque SA yankee                   5,000                             4,904
4.92% 8/23/99

Kitty Hawk Funding Corp.                       5,600                             5,558
4.89% 5/28/99

COMMERCIAL PAPER - CONTINUED

                                               PRINCIPAL AMOUNT (000S)           VALUE (NOTE 1) (000S)

Preferred Receivables Funding                $ 5,000                           $ 4,964
Corp. 4.85% 5/25/99

Svenska Handelsbanken, Inc.                    5,600                             5,576
yankee 4.81% 5/3/99

TOTAL COMMERCIAL PAPER                                                           41,116
(Cost $41,109)


CASH EQUIVALENTS - 7.3%

                                                MATURITY AMOUNT (000S)

Investments in repurchase                     $ 1,946                            1,946
agreements (U.S. Government
obligations), in a joint
trading account at 5.04%,
dated 3/31/99 due 4/1/99

                                                SHARES (000S)

Taxable Central Cash Fund (c)                   389,244                          389,244

TOTAL CASH EQUIVALENTS                                                           391,190
(Cost $391,190)

TOTAL INVESTMENT IN                                                            $ 5,375,102
SECURITIES - 100%
(Cost $4,344,107)



FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT (000S)      UNREALIZED GAIN/(LOSS) (000S)

PURCHASED

82 S&P 500 Stock Index        Jun. 1999            $ 26,513                           $ 390
Contracts

THE FACE VALUE OF FUTURES
PURCHASED AS A PERCENTAGE OF
TOTAL INVESTMENT IN
SECURITIES - 0.5%


LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.86%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $166,620,000 or 3.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,748,000.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE  COST  (000S)

Alliance Gaming Corp.          7/28/98           $ 253

Fairchild Semiconductor Corp.  4/3/97 - 3/15/99  $ 3,883
11.74% 3/15/08 pay- in-kind

Goldman Sachs Group L.P.       1/25/99           $ 5,600
5.2669% 7/27/00

(k) Security purchased on a delayed delivery or when-issued basis.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS  S&P RATINGS

Aaa, Aa, A   4.8%  AAA, AA, A   4.5%

Baa          1.6%  BBB          1.6%

Ba           2.0%  BB           2.7%

B            8.3%  B            8.1%

Caa          1.2%  CCC          1.1%

Ca, C        0.0%  CC, C        0.0%

                   D            0.0%

The percentage not rated by Moody's or S&P amounted to 0.8%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,346,652,000. Net unrealized appreciation aggregated $1,028,450,000, of which $1,145,421,000 related to appreciated investment securities and $116,971,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                     MARCH 31,
                                      1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 5,375,102
value (including repurchase
agreements of $1,946) (cost
$4,344,107) -  See
accompanying schedule

Cash                                       20

Receivable for investments                 7,675
sold

Receivable for fund shares                 17,026
sold

Dividends receivable                       3,365

Interest receivable                        19,258

Other receivables                          135

 TOTAL ASSETS                              5,422,581

LIABILITIES

Payable for investments         $ 12,153
purchased Regular delivery

 Delayed delivery                17,902

Payable for fund shares          11,402
redeemed

Accrued management fee           2,590

Payable for daily variation      459
on futures contracts

Other payables and accrued       1,164
expenses

 TOTAL LIABILITIES                         45,670

NET ASSETS                                $ 5,376,911

Net Assets consist of:

Paid in capital                           $ 4,291,083

Undistributed net investment               57,499
income

Accumulated undistributed net              (3,059)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                1,031,388
(depreciation) on investments

NET ASSETS, for 276,680                   $ 5,376,911
shares outstanding

NET ASSET VALUE, offering                  $19.43
price and redemption price
per share ($5,376,911
(divided by) 276,680 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS    SIX
                        MONTHS ENDED MARCH 31, 1999
                                        (UNAUDITED)

INVESTMENT INCOME                          $ 28,011
Dividends

Interest                                    49,472

 TOTAL INCOME                               77,483

EXPENSES

Management fee                   $ 14,571

Transfer agent fees               5,310

Accounting fees and expenses      456

Non-interested trustees'          12
compensation

Custodian fees and expenses       30

Registration fees                 195

Audit                             44

Legal                             23

Miscellaneous                     15

 Total expenses before            20,656
reductions

 Expense reductions               (671)     19,985

NET INVESTMENT INCOME                       57,498

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (6,288)

 Foreign currency transactions    (2)

 Futures contracts                10,714    4,424

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            861,641

 Futures contracts                (705)

 Delayed delivery commitments     135       861,071

NET GAIN (LOSS)                             865,495

NET INCREASE (DECREASE) IN                 $ 922,993
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MARCH  YEAR ENDED SEPTEMBER 30, 1998
                                 31,1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 57,498                $ 120,928
income

 Net realized gain (loss)         4,424                   763,605

 Change in net unrealized         861,071                 (629,338)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       922,993                 255,195
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (82,567)                (90,146)
From net investment income

 From net realized gain           (632,225)               (394,442)

 TOTAL DISTRIBUTIONS              (714,792)               (484,588)

Share transactions Net            598,409                 1,213,472
proceeds from sales of shares

 Reinvestment of distributions    702,520                 481,109

 Cost of shares redeemed          (669,051)               (1,385,838)

 NET INCREASE (DECREASE) IN       631,878                 308,743
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       840,079                 79,350
IN NET ASSETS

NET ASSETS

 Beginning of period              4,536,832               4,457,482

 End of period (including        $ 5,376,911             $ 4,536,832
undistributed net investment
income of $57,499 and
$97,677, respectively)

OTHER INFORMATION
Shares

 Sold                             31,057                  61,872

 Issued in reinvestment of        38,986                  26,595
distributions

 Redeemed                         (34,739)                (70,304)

 Net increase (decrease)          35,304                  18,163



FINANCIAL HIGHLIGHTS
                               SIX MONTHS ENDED MARCH 31, 1999  YEARS ENDED SEPTEMBER 30,


                               (UNAUDITED)                      1998                  1997     1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 18.80                          $ 19.97               $ 16.56  $ 14.88   $ 13.91   $ 13.77
period

Income from Investment
Operations

Net investment  income          .22 D                            .49 D                 .42 D    .47       .26       .13

Net realized  and unrealized    3.44                             .49                   4.49     1.44      1.07      .61
gain (loss)

Total from investment           3.66                             .98                   4.91     1.91      1.33      .74
operations

Less Distributions

 From net investment income     (.35)                            (.40)                 (.43)    (.23)     (.27)     (.18)

From net  realized gain         (2.68)                           (1.75)                (1.07)   -         -         (.37)

In excess of net  realized      -                                -                     -        -         (.09)     (.05)
gain

Total distributions             (3.03)                           (2.15)                (1.50)   (.23)     (.36)     (.60)

Net asset value,  end of       $ 19.43                          $ 18.80               $ 19.97  $ 16.56   $ 14.88   $ 13.91
period

TOTAL RETURN B, C               20.73%                           5.33%                31.57%   12.99%    9.95%     5.39%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 5,377                          $ 4,537              $ 4,457  $ 3,099   $ 2,850   $ 3,071
millions)

Ratio of expenses to average    .84% A                           .84%                 .87%     1.02%     1.03%     1.15%
net assets

Ratio of expenses to average    .81% A, E                        .80% E               .86% E   1.01% E   1.02% E   1.15%
net assets after expense
reductions

Ratio of net investment         2.33% A                          2.49%                 2.36%    2.51%     3.16%     2.64%
income to average net assets

Portfolio turnover rate         75% A                            150%                  70%      138%      119%      104%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the

2. OPERATING POLICIES -
CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open future contracts at period end is shown in the

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS - CONTINUED

schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $9,576,000 or 0.2% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,749,277,000 and $2,038,360,000, respectively, of which U.S. government and government agency obligations aggregated
$237,152,000 and $230,718,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $153,572,000 and $194,780,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of 0.59% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of 0.22% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $164,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $531,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $131,000, respectively, under these arrangements.

6. LITIGATION.

The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments
Money Management, Inc. (FIMM)
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Bradford Lewis, Vice President
Charles S. Morrison, Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

AMG-SANN-0599  75409
1.702312.101

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S ASSET ALLOCATION FUNDS
Asset ManagerSM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds(registered trademark) -
Income, 2000, 2010, 2020, 2030

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 (for the deaf and hearing impaired)
 (9 a.m. - 9 p.m. Eastern time)
TouchTone XpressSM  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
ASSET MANAGER: INCOMESM

SEMIANNUAL REPORT
MARCH 31, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

MARKET RECAP          6   An overview of the market's
                          performance and the factors
                          driving it.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  38  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 42  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Breaking through 10,000 by the Dow Jones Industrial Average was the big news in equity markets during March, as that milestone was the last of six new highs the Dow recorded during the month. Renewed strength in the energy and cyclical sectors contributed to the rally. In fixed-income, Treasuries continued to struggle based on the persistent strength of the economy, as yields on the 30-year benchmark rose to their highest levels since August of 1998.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.


CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ASSET MANAGER: INCOME   6.39%          8.11%        59.59%        84.47%

Fidelity Conservative Composite  5.70%          8.77%        63.61%        n/a

 S&P 500 (registered trademark)  27.34%         18.46%       220.69%       258.06%

 LB Aggregate Bond               -0.16%         6.49%        45.52%        54.75%

 LB 3 Month T-Bill               2.25%          5.09%        30.02%        n/a

Income Funds Average             6.62%          2.48%        86.33%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Conservative Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 97 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ASSET MANAGER: INCOME   8.11%        9.80%         9.88%

Fidelity Conservative Composite  8.77%        10.35%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Asset Manager: Income       20 S&P/50 LBAgg/30 LB 3Mo
S&P 500                     LB Aggregate Bond
             00328                       F0056
SP001                       LB001
  1992/10/31      10000.00                    10000.00
   10000.00                    10000.00
  1992/11/30      10131.75                    10058.70
   10341.00                    10002.00
  1992/12/31      10335.71                    10137.21
   10468.19                    10161.03
  1993/01/31      10601.78                    10234.73
   10556.13                    10356.12
  1993/02/28      10775.92                    10335.59
   10699.69                    10537.36
  1993/03/31      11012.63                    10403.50
   10925.45                    10581.61
  1993/04/30      11095.59                    10390.02
   10661.06                    10655.68
  1993/05/31      11157.79                    10454.60
   10946.77                    10669.54
  1993/06/30      11282.63                    10544.51
   10978.52                    10862.65
  1993/07/31      11376.79                    10568.86
   10934.61                    10924.57
  1993/08/31      11628.47                    10733.74
   11349.03                    11115.75
  1993/09/30      11660.07                    10744.26
   11261.64                    11145.76
  1993/10/31      11818.44                    10814.63
   11494.76                    11187.00
  1993/11/30      11744.57                    10772.19
   11385.56                    11091.91
  1993/12/31      11926.14                    10827.23
   11523.32                    11151.81
  1994/01/31      12131.02                    10961.16
   11915.11                    11302.36
  1994/02/28      11915.04                    10840.81
   11592.21                    11105.70
  1994/03/31      11687.39                    10689.04
   11086.79                    10831.39
  1994/04/30      11698.18                    10705.13
   11228.70                    10744.74
  1994/05/31      11731.10                    10753.94
   11412.86                    10743.66
  1994/06/30      11665.22                    10715.66
   11133.24                    10720.03
  1994/07/31      11819.10                    10865.25
   11498.41                    10933.36
  1994/08/31      11940.44                    10974.39
   11969.85                    10946.48
  1994/09/30      11829.82                    10895.26
   11676.58                    10785.56
  1994/10/31      11863.39                    10965.43
   11939.31                    10775.86
  1994/11/30      11774.41                    10899.32
   11504.48                    10752.15
  1994/12/31      11763.68                    10979.99
   11675.09                    10826.34
  1995/01/31      11831.41                    11125.48
   11977.82                    11040.70
  1995/02/28      12046.30                    11310.15
   12444.60                    11303.47
  1995/03/31      12171.32                    11427.24
   12811.84                    11372.42
  1995/04/30      12330.59                    11567.79
   13189.15                    11531.63
  1995/05/31      12627.09                    11830.48
   13716.32                    11977.91
  1995/06/30      12752.88                    11944.07
   14034.95                    12065.35
  1995/07/31      12959.19                    12038.69
   14500.35                    12038.80
  1995/08/31      13074.38                    12116.36
   14536.74                    12184.47
  1995/09/30      13247.66                    12280.54
   15150.19                    12302.66
  1995/10/31      13270.83                    12357.37
   15096.11                    12462.60
  1995/11/30      13503.77                    12551.07
   15758.83                    12649.53
  1995/12/31      13726.82                    12688.84
   16062.34                    12826.63
  1996/01/31      13880.66                    12828.08
   16609.11                    12911.28
  1996/02/29      13785.70                    12798.43
   16763.07                    12686.63
  1996/03/31      13773.58                    12815.21
   16924.50                    12597.82
  1996/04/30      13785.38                    12856.13
   17173.97                    12527.27
  1996/05/31      13833.79                    12944.55
   17616.88                    12502.22
  1996/06/30      13942.35                    13032.02
   17684.00                    12669.75
  1996/07/31      13846.45                    12955.05
   16902.72                    12703.96
  1996/08/31      13881.96                    13031.59
   17259.20                    12682.36
  1996/09/30      14211.73                    13272.88
   18230.55                    12903.03
  1996/10/31      14517.86                    13463.56
   18733.35                    13189.48
  1996/11/30      14937.29                    13765.93
   20149.40                    13415.02
  1996/12/31      14799.54                    13699.20
   19750.24                    13290.26
  1997/01/31      15016.25                    13910.53
   20984.24                    13331.46
  1997/02/28      15080.03                    13966.00
   21148.76                    13364.79
  1997/03/31      14810.26                    13791.31
   20279.75                    13216.44
  1997/04/30      15080.75                    14079.69
   21490.45                    13414.69
  1997/05/31      15416.69                    14340.39
   22798.79                    13542.13
  1997/06/30      15649.97                    14569.69
   23820.18                    13703.28
  1997/07/31      16144.31                    15021.41
   25715.55                    14073.27
  1997/08/31      15948.38                    14810.00
   24274.97                    13953.64
  1997/09/30      16223.60                    15102.26
   25604.51                    14160.16
  1997/10/31      16249.53                    15130.35
   24749.32                    14365.48
  1997/11/30      16434.63                    15324.75
   25894.96                    14431.56
  1997/12/31      16635.67                    15474.53
   26339.58                    14577.32
  1998/01/31      16785.91                    15630.08
   26630.89                    14763.91
  1998/02/28      17073.26                    15866.63
   28551.51                    14752.10
  1998/03/31      17252.00                    16078.48
   30013.64                    14802.26
  1998/04/30      17223.94                    16174.34
   30315.57                    14879.23
  1998/05/31      17348.60                    16217.39
   29794.45                    15020.58
  1998/06/30      17557.06                    16438.85
   31004.70                    15148.00
  1998/07/31      17487.06                    16442.98
   30674.50                    15180.15
  1998/08/31      17108.65                    16124.02
   26239.58                    15427.23
  1998/09/30      17530.85                    16544.99
   27920.49                    15788.41
  1998/10/31      17700.56                    16789.85
   30191.54                    15705.11
  1998/11/30      17955.86                    17058.05
   32021.45                    15794.05
  1998/12/31      18352.35                    17300.23
   33866.52                    15841.55
  1999/01/31      18694.97                    17526.44
   35282.82                    15954.70
  1999/02/28      18396.86                    17280.26
   34186.23                    15676.13
  1999/03/31      18651.80                    17488.59
   35554.02                    15763.11
IMATRL PRASUN   SHR__CHT 19990331 19990409 103916 R00000000000080

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager: Income Fund on October 31, 1992, shortly after the fund started. As the chart shows, by March 31, 1999, the value of the investment would have grown to $18,652 - an 86.52% increase on the initial investment. For comparison, look at how both the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, and the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Lehman Brothers Aggregate Bond Index would have grown to $15,763 a 57.63% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $35,554 - a 255.54% increase. You can also look at how the Fidelity

Conservative Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index (+255.54%), the Lehman Brothers Aggregate Bond Index (+57.63%) and the Lehman Brothers 3 Month T-Bill Index (+35.16%) according to the fund's neutral mix*, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 investment would have grown to $17,489 - a 74.89% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 20% STOCKS, 50% BONDS AND 30% SHORT-TERM/MONEY MARKET
INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 20%, 30% AND 50%, RESPECTIVELY, PRIOR TO JANUARY 1, 1997.

MARKET RECAP


While stocks and bonds traveled divergent paths over the six-month period that ended March 31, 1999, volatility was a common denominator. Early in the period, safety-conscious investors - wary of economic chaos in certain world markets - tended to favor bonds and a tight-knit group of large, well-known stocks. As global pressures appeared to subside, however, bonds fell out of favor.

STOCKS: On the heels of a dramatic late summer slump, stocks forged a spirited comeback over the six-month period that ended March 31, 1999. In a time where volatility was the rule, the Standard & Poor's 500 Index posted an impressive 27.34% return. Similarly, the NASDAQ - seemingly bent on rewriting the record books - returned 45.57% for the same period. Amid the tumult in global economies early in the period, investors fled stocks, seeking refuge in U.S. Treasuries and driving their yields to a 30-year low. In the fall, to inoculate the U.S. economy against global contagion, the Federal Reserve Board provided faltering domestic equity markets with the stimulus they needed: three successive 0.25% interest-rate cuts. Led by high-flying Internet and technology issues, and buoyed by strong consumer spending patterns entering the new year, the S&P 500, Dow Jones Industrial Average and NASDAQ soared to record peaks in January. Investors - though steadied by the belief that the U.S. economy was less inflation prone and unlikely to experience a dramatic downturn - were still not convinced. This uncertainty fueled the volatility in the marketplace over the last two months of the period as many cautious investors chose to take profits. Others migrated toward the perceived predictability of large-company stocks, which helped the Dow pass the 10,000 mark.

BONDS: In the midst of troublesome financial markets overseas, a declining U.S. stock market and nonexistent inflationary pressures, investors flocked to U.S. Treasury bonds in the latter stages of 1998. Three consecutive interest-rate cuts by the Federal Reserve Board in the fall of 1998 provided further strength, particularly in government securities. The financial landscape was quickly transformed, however, during the first quarter of 1999 amid strong economic data, improving global economies and comments from the Federal Reserve that a reversal of last fall's rate cuts may be in order. Bonds posted negative returns across most sectors as the Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable bond performance - posted a total return of -0.16% for the six-month period that ended March 31, 1999. While Treasuries moved moderately higher at the end of the period following news that the Fed decided to keep short-term rates unchanged, the benchmark 30-year Treasury experienced one of its biggest sell-offs in over 20 years as personal spending, housing starts and Gross Domestic Product remained stronger than expected. The Lehman Brothers Treasury Index had a six-month return of -1.76% as of March 31, 1999. The corporate and mortgage bond sectors outperformed Treasuries of comparable maturities as the Lehman Brothers Corporate Bond Index and the Lehman Brothers Mortgage Securities Index returned -0.11% and 1.79%, respectively, during the same period.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Income Fund

Q. HOW DID THE FUND PERFORM, DICK?

A. For the six months that ended March 31, 1999, the fund returned 6.39%. This topped the Fidelity Conservative Composite Index, which returned 5.70% during the same period. The income funds average, as tracked by Lipper Inc., returned 6.62%. For the 12 months that ended March 31, 1999, the fund returned 8.11%, while the Fidelity composite index and Lipper peer group returned 8.77% and 2.48%, respectively.

Q. IN TERMS OF ASSET ALLOCATION, WHAT WAS YOUR GENERAL STRATEGY OVER THE PAST SIX MONTHS?

A. An emphasis on equities helped fund performance during the period, as did its newfound ability to purchase high-yield securities. The fund typically invests only 20% of its assets in stocks, but with the equity market performing so well over the past six months the decision to overweight stocks proved beneficial. As the period came to a close, though, the fund's equity positions were scaled back a bit. My thinking was that the stock market had had a great run and its upside had been reduced. Still, the fund's generally lower exposure to stocks relative to its peer group caused the fund to trail the peer group from a performance standpoint. In terms of the fund's high-yield positions, the fund was recently granted permission to buy these types of bonds. The environment for these high-yield bonds - which are extensively monitored by our research team and issued only by U.S. issuers - was conducive to strong performance and the fund was able to take advantage.

Q. HOW DID THE BOND PORTION OF THE FUND PERFORM DURING THE PERIOD?

A. Though long-term interest rates rose during the period, the fund's investment-grade positions - managed by Charlie Morrison - did fairly well. At the beginning of the period, safety-conscious investors were favoring conservative investments such as U.S. Treasuries. But after the Federal Reserve Board cut short-term interest rates three times during the fall, investor confidence bubbled back to the surface and corporate and mortgage bonds outperformed Treasuries. The fund was amply represented in both of these spread sectors. While representative of only a small portion of the portfolio, the fund's high-yield positions - managed by Fred Hoff - performed very well for a number of reasons. Interest rates around the world came down during the period, and global markets such as Latin America and Japan began to gradually show signs of improvement. This progress lessened concerns of a global economic slowdown, helping to keep the perception of default risk within the high-yield sector at bay. The fund experienced strong results from many of its high-yield stakes, namely cable television/satellite names such as EchoStar.

Q. HOW DID THE FUND'S EQUITY SUB-PORTFOLIO PERFORM DURING THE PERIOD?

A. Individual security selection within the fund's equity subportfolio
- managed by Brad Lewis - was strong, but a continuing narrow equity market proved to be somewhat restrictive. The technology sector was a fertile growth area, and the fund's positions in stalwarts such as Microsoft, Intel and Sun Microsystems generated solid returns. But with a relatively small number of technology stocks leading the charge, not owning enough of other big names such as Lucent Technologies hurt the fund's performance relative to the Standard & Poor's 500 Index. The fund also benefited from its positions in huge retailer Wal-Mart Stores, which enjoyed increased revenues during the period, and Guidant Corp., a company that develops, manufactures and markets cardiac care equipment. As I mentioned, we've lightened up on the fund's equity positions recently. With the markets at such lofty levels, the slightest whiff of earnings disappointments could be extremely detrimental.

Q. CAN YOU HIGHLIGHT A FEW OF THE EQUITY POSITIONS THAT HURT THE
FUND'S PERFORMANCE DURING THE PERIOD?

A. Concern over the safety of Warner-Lambert's fast-selling drug for diabetes - Rezalin - triggered a decline in Warner-Lambert's stock price. Another disappointment was insurance company Allstate Corp., which suffered as premium growth slowed due to lower pricing and more competition within the industry.

Q. HOW DID YOU POSITION THE FUND'S SHORT-TERM/MONEY MARKET
INVESTMENTS?

A. The fund's short-term/money market subportfolio - managed by John Todd - performed well. John was able to assemble an effective blend of both long- and short-term maturities. We bought longer-term securities
- primarily six months to one year - to take advantage of attractive yield spreads within the short-term universe. On the other hand, the overall flight to quality we witnessed in late 1998 created a premium on liquidity, and short-term securities became attractive. By buying long-term we locked in some of those favorable spreads and by buying short-term, we were able to capitalize on the liquidity premium. While the Federal Reserve Board did ease rates during the period, the market had already discounted these moves and the overall effect was mostly neutral.

Q. WHAT'S YOUR OUTLOOK?

A. Towards the end of the period, the market began to show signs of increased breadth. That is, it appeared that more stocks were participating in the market's gains than the narrow group that had dominated for so long. If world economies can continue to improve and more stocks are able to gain ground, this environment could lend itself nicely to Fidelity's research strengths. Increased breadth also could lead to a more diversified portfolio, something which hasn't been beneficial in a narrow market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY
SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income,
and capital appreciation
when appropriate

FUND NUMBER: 328

TRADING SYMBOL: FASIX

START DATE: October 1, 1992

SIZE: as of March 31, 1999,
more than $951 million

MANAGER: Richard
Habermann, since 1996;
manager, Fidelity Asset
Manager and Fidelity Asset
Manager: Growth, since
1996; Fidelity Trend Fund,
1977-1981; Fidelity
Magellan Fund,
1972-1977; joined Fidelity
in 1968

DICK HABERMANN TALKS ABOUT
HOW TECHNOLOGY HAS HELPED
KEEP INFLATION IN CHECK:

"Technology has earned its stripes
as a market leader by playing a key
role in virtually every aspect of
modern life. Trading stocks and
bonds. Buying clothes. Booking
that vacation. More and more, we
live in a point and click world. What
is often overlooked, though, is the
dramatic effect that technology
has had on overall productivity.

"Studies show that workplace
productivity in the U.S. is at an
all-time high. As a result, costs
have been kept to a minimum
and inflation has not made an
unwelcome appearance.

"Along the same lines, corporate
restructuring also has played a role
in suppressing inflation.
Companies today seem eager to
please their shareholders. If a
company misses earnings one
quarter, it may announce layoffs
the next.

"Sustainable earnings continue
to be one of the biggest
contributors to the equity market,
and companies realize that
keeping costs down - either
through technology
enhancements or internal
restructuring - can play a factor in
making sustainable earnings a
reality."


INVESTMENT CHANGES





TOP FIVE BOND ISSUERS AS OF
MARCH 31, 1999

(WITH MATURITIES MORE THAN     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
ONE YEAR)                                               THESE BOND ISSUERS  6 MONTHS
                                                        AGO

Fannie Mae                      13.5                     12.4

U.S. Treasury Obligations       4.8                      5.0

Government National Mortgage    1.8                      2.4
Association

Goldman Sachs Group L.P.        1.2                      0.0

Fleet National Bank             1.1                      0.0

QUALITY DIVERSIFICATION AS OF
MARCH 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa, Aa, A                      33.4                     36.0

Baa                             10.7                     9.6

Ba and Below                    9.8                      2.1

Not Rated                       0.2                      0.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

TOP FIVE STOCKS AS OF MARCH
31, 1999

                             % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                      THESE STOCKS  6 MONTHS AGO

Amgen, Inc.                   1.0                      0.3

Intel Corp.                   1.0                      0.0

Ford Motor Co.                0.8                      0.5

Wal-Mart Stores, Inc.         0.7                      0.5

Microsoft Corp.               0.7                      0.7


ASSET ALLOCATION

AS OF MARCH 31, 1999 *

Stock class 21%
Bond class 55%
Short-term class 24%
*FOREIGN
INVESTMENTS 14%

Row: 1, Col: 1, Value: 24.0
Row: 1, Col: 2, Value: 55.0
Row: 1, Col: 3, Value: 21.0

AS OF SEPTEMBER 30, 1998 **

Stock class  19%
Bond class 49%
Short-term class 32%
**FOREIGN
INVESTMENTS 13%

Row: 1, Col: 1, Value: 32.0
Row: 1, Col: 2, Value: 49.0
Row: 1, Col: 3, Value: 19.0


ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MARCH 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 20.1%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.9%

AEROSPACE & DEFENSE - 0.6%

Gulfstream Aerospace Corp. (a)    1,800                  $ 78,075

United Technologies Corp.         40,200                  5,444,588

                                                          5,522,663

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            40,000                  2,570,000

TOTAL AEROSPACE & DEFENSE                                 8,092,663

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Ashland, Inc.                     17,500                  716,406

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.1%

Masco Corp.                       40,200                  1,135,650

CONSTRUCTION - 0.1%

Centex Corp.                      6,000                   200,250

D.R. Horton, Inc.                 3,848                   64,454

Fleetwood Enterprises, Inc.       14,102                  403,670

                                                          668,374

TOTAL CONSTRUCTION & REAL                                 1,804,024
ESTATE

DURABLES - 1.1%

AUTOS, TIRES, & ACCESSORIES -
0.9%

Ford Motor Co.                    132,100                 7,496,675

General Motors Corp.              17,900                  1,555,063

                                                          9,051,738

CONSUMER ELECTRONICS - 0.1%

Maytag Corp.                      11,700                  706,388

TEXTILES & APPAREL - 0.1%

VF Corp.                          16,500                  778,594

TOTAL DURABLES                                            10,536,720

ENERGY - 0.6%

ENERGY SERVICES - 0.0%

McDermott International, Inc.     12,900                  326,531

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - 0.6%

BP Amoco PLC                      1                      $ 17

BP Amoco PLC sponsored ADR        1                       101

Chevron Corp.                     24,900                  2,202,094

Coastal Corp. (The)               24,200                  798,600

Exxon Corp.                       16,000                  1,129,000

Mobil Corp.                       12,800                  1,126,400

                                                          5,256,212

TOTAL ENERGY                                              5,582,743

FINANCE - 2.5%

BANKS - 0.1%

Chase Manhattan Corp.             10,000                  813,125

FEDERAL SPONSORED CREDIT - 0.7%

Fannie Mae                        67,600                  4,681,300

Freddie Mac                       39,300                  2,245,013

                                                          6,926,313

INSURANCE - 1.3%

AFLAC, Inc.                       14,300                  778,456

Allstate Corp.                    84,016                  3,113,843

American International Group,     51,200                  6,176,000
Inc.

Lincoln National Corp.            14,700                  1,453,463

Nationwide Financial              6,200                   260,400
Services, Inc. Class A

                                                          11,782,162

SECURITIES INDUSTRY - 0.4%

Morgan Stanley, Dean Witter &     39,500                  3,947,531
Co.

TOTAL FINANCE                                             23,469,131

HEALTH - 3.4%

DRUGS & PHARMACEUTICALS - 2.7%

Allergan, Inc.                    52,300                  4,595,863

Amgen, Inc. (a)                   125,600                 9,404,300

Lilly (Eli) & Co.                 43,000                  3,649,625

Schering-Plough Corp.             49,400                  2,732,438

Warner-Lambert Co.                81,500                  5,394,281

                                                          25,776,507

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 0.7%

Cardinal Health, Inc.             771                    $ 50,886

Guidant Corp.                     109,000                 6,594,500

                                                          6,645,386

TOTAL HEALTH                                              32,421,893

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.8%

ELECTRICAL EQUIPMENT - 0.2%

General Instrument Corp. (a)      24,800                  751,750

Honeywell, Inc.                   20,000                  1,516,250

                                                          2,268,000

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Ingersoll-Rand Co.                35,900                  1,781,538

Tyco International Ltd.           50,500                  3,623,375

                                                          5,404,913

TOTAL INDUSTRIAL MACHINERY &                              7,672,913
EQUIPMENT

MEDIA & LEISURE - 0.5%

ENTERTAINMENT - 0.4%

Carnival Corp.                    60,000                  2,913,750

Royal Carribean Cruises Ltd.      2,800                   109,200

Viacom, Inc. Class B              4,200                   352,538
(non-vtg.) (a)

                                                          3,375,488

PUBLISHING - 0.1%

New York Times Co. (The)          29,600                  843,600
Class A

Ziff-Davis, Inc. (a)              200                     3,800

                                                          847,400

RESTAURANTS - 0.0%

McDonald's Corp.                  2,200                   99,688

TOTAL MEDIA & LEISURE                                     4,322,576

NONDURABLES - 1.2%

BEVERAGES - 0.5%

Anheuser-Busch Companies,         58,500                  4,456,969
Inc.

FOODS - 0.3%

Quaker Oats Co.                   48,000                  3,003,000

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - 0.4%

Avon Products, Inc.               23,600                 $ 1,110,675

Clorox Co.                        26,800                  3,140,625

                                                          4,251,300

TOTAL NONDURABLES                                         11,711,269

RETAIL & WHOLESALE - 2.3%

APPAREL STORES - 0.1%

Gap, Inc.                         8,325                   560,377

TJX Companies, Inc.               23,600                  802,400

                                                          1,362,777

GENERAL MERCHANDISE STORES -
1.1%

Dayton Hudson Corp.               27,200                  1,812,200

Federated Department Stores,      34,300                  1,376,288
Inc. (a)

Wal-Mart Stores, Inc.             74,400                  6,858,750

                                                          10,047,238

GROCERY STORES - 0.5%

Safeway, Inc. (a)                 96,200                  4,936,263

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.6%

Home Depot, Inc.                  10,000                  622,500

Lowe's Companies, Inc.            77,800                  4,706,900

Office Depot, Inc. (a)            6,500                   239,281

Rex Stores Corp. (a)              2,400                   27,750

Valley Media, Inc. (a)            100                     2,275

                                                          5,598,706

TOTAL RETAIL & WHOLESALE                                  21,944,984

SERVICES - 0.1%

ADVERTISING - 0.1%

Interpublic Group of              8,600                   669,725
Companies, Inc.

LEASING & RENTAL - 0.0%

Hertz Corp. Class A               6,000                   321,000

TOTAL SERVICES                                            990,725

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - 4.8%

COMMUNICATIONS EQUIPMENT - 0.6%

Cisco Systems, Inc. (a)           6,450                  $ 706,678

Lucent Technologies, Inc.         48,580                  5,234,495

                                                          5,941,173

COMPUTER SERVICES & SOFTWARE
- 0.9%

American Management Systems,      2,300                   78,488
Inc. (a)

Autobytel.com, Inc. (a)           100                     4,188

Autoweb.com, Inc. (a)             100                     3,563

Computer Associates               40,000                  1,422,500
International, Inc.

Critical Path, Inc. (a)           100                     7,700

Galileo International, Inc.       3,400                   164,475

Intraware, Inc. (a)               100                     4,006

iVillage, Inc. (a)                100                     10,050

Microsoft Corp. (a)               73,600                  6,596,400

OneMain.com, Inc. (a)             300                     10,875

Priceline.com, Inc. (a)           100                     8,288

Prodigy Communications Corp.      200                     7,675
(a)

Sterling Software, Inc. (a)       4,600                   109,250

                                                          8,427,458

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

Apple Computer, Inc. (a)          100,000                 3,593,750

EMC Corp. (a)                     49,900                  6,374,725

Lexmark International Group,      33,000                  3,687,750
Inc. Class A (a)

Sun Microsystems, Inc. (a)        47,700                  5,959,519

                                                          19,615,744

ELECTRONICS - 1.2%

Intel Corp.                       76,800                  9,148,800

Motorola, Inc.                    15,000                  1,098,750

Texas Instruments, Inc.           10,000                  992,500

                                                          11,240,050

TOTAL TECHNOLOGY                                          45,224,425

UTILITIES - 1.6%

ELECTRIC UTILITY - 0.6%

DTE Energy Co.                    29,400                  1,130,063

PECO Energy Co.                   40,500                  1,873,125

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Public Service Enterprise         36,300                 $ 1,386,206
Group, Inc.

Reliant Energy, Inc.              50,800                  1,323,975

                                                          5,713,369

TELEPHONE SERVICES - 1.0%

Ameritech Corp.                   17,500                  1,012,813

AT&T Corp.                        55,000                  4,389,688

BellSouth Corp.                   106,500                 4,266,656

SBC Communications, Inc.          2,400                   113,100

                                                          9,782,257

TOTAL UTILITIES                                           15,495,626

TOTAL COMMON STOCKS                                       189,986,098
(Cost $136,697,260)

NONCONVERTIBLE PREFERRED
STOCKS - 0.6%



FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.0%

Fresenius Medical Care            350                     348,239
Capital Trust II 7.875%

INSURANCE - 0.1%

SIG Capital Trust I 9.5%          1,000                   792,931

TOTAL FINANCE                                             1,141,170

MEDIA & LEISURE - 0.2%

PUBLISHING - 0.2%

PRIMEDIA, Inc. 8.625%             20,680                  1,962,015

UTILITIES - 0.3%

CELLULAR - 0.2%

Nextel Communications, Inc.       1,607                   1,639,140
11.125% pay-in-kind

TELEPHONE SERVICES - 0.1%

NEXTLINK Communications, Inc.     19,820                  1,060,370
14% pay-in-kind

TOTAL UTILITIES                                           2,699,510

TOTAL NONCONVERTIBLE                                      5,802,695
PREFERRED STOCKS
(Cost $5,683,882)


CORPORATE BONDS - 27.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.3%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Tenet Healthcare Corp. 6%         B1        $ 1,570,000                     $ 1,314,875
12/1/05

Total Renal Care Holdings,        B1         750,000                         566,250
Inc. 7% 5/15/09 (f)

                                                                             1,881,125

NONDURABLES - 0.1%

FOODS - 0.1%

Chiquita Brands                   B3         1,000,000                       920,000
International, Inc. 7%
3/28/01

TOTAL CONVERTIBLE BONDS                                                      2,801,125

NONCONVERTIBLE BONDS - 27.1%

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         1,000,000                       1,087,500
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 0.3%

METALS & MINING - 0.1%

Metals USA, Inc. 8.625%           B2         500,000                         485,000
2/15/08

PACKAGING & CONTAINERS - 0.1%

Corning, Inc. 6.85% 3/1/29        A3         730,000                         717,225

Packaging Corp. of America        B3         150,000                         150,000
9.625% 4/1/09 (f)

                                                                             867,225

PAPER & FOREST PRODUCTS - 0.1%

Potlatch Corp. 6.25% 3/15/02      Baa1       990,000                         994,128
(f)

TOTAL BASIC INDUSTRIES                                                       2,346,353

CONSTRUCTION & REAL ESTATE -
0.7%

BUILDING MATERIALS - 0.1%

American Standard Cos., Inc.      Ba3        1,000,000                       980,000
7.375% 4/15/05

CONSTRUCTION - 0.1%

U.S. Home Corp. 8.875% 2/15/09    B1         580,000                         568,400

REAL ESTATE - 0.1%

LNR Property Corp. 10.5%          B1         520,000                         537,550
1/15/09

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.4%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2      $ 490,000                       $ 468,465

7.125% 3/15/04                    Baa2       1,250,000                       1,244,025

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       1,050,000                       1,042,377

6.75% 2/15/08                     Baa1       480,000                         474,293

Weeks Realty LP 6.875% 3/15/05    Baa2       900,000                         893,264

                                                                             4,122,424

TOTAL CONSTRUCTION & REAL                                                    6,208,374
ESTATE

DURABLES - 0.3%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Federal-Mogul Corp. 7.5%          Ba2        1,060,000                       1,036,786
1/15/09 (f)

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         20,000                          16,700
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Applied Power, Inc. 8.75%         B1         70,000                          71,050
4/1/09

TEXTILES & APPAREL - 0.2%

Levi Strauss & Co. 7% 11/1/06     Baa3       1,585,000                       1,416,990
(f)

TOTAL DURABLES                                                               2,541,526

ENERGY - 1.3%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         1,140,000                       1,188,450
9.625% 5/15/08

ENERGY SERVICES - 0.3%

Baker Hughes, Inc. 5.8%           A2         1,260,000                       1,250,424
2/15/03 (f)

R&B Falcon Corp.:

6.5% 4/15/03                      Ba3        90,000                          75,375

9.5% 12/15/08 (f)                 Ba3        1,550,000                       1,348,500

                                                                             2,674,299

OIL & GAS - 0.9%

Belco Oil & Gas Corp. 8.875%      B1         180,000                         174,600
9/15/07

Chesapeake Energy Corp.           B3         20,000                          16,600
9.625% 5/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Flores & Rucks, Inc. 9.75%        B1        $ 50,000                        $ 51,250
10/1/06

Gulf Canada Resources Ltd.        Ba1        1,460,000                       1,452,700
8.375% 11/15/05

Ocean Energy, Inc. 8.875%         B1         1,290,000                       1,270,650
7/15/07

Oryx Energy Co.:

8% 10/15/03                       Baa1       920,000                         962,072

8.125% 10/15/05                   Baa1       1,440,000                       1,532,880

8.375% 7/15/04                    Baa1       1,420,000                       1,513,763

Petro-Canada 7% 11/15/28          A3         1,070,000                       1,034,433

                                                                             8,008,948

TOTAL ENERGY                                                                 11,871,697

FINANCE - 10.0%

BANKS - 2.6%

Bank One Corp. 5.625% 2/17/04     Aa3        1,430,000                       1,400,957

BankBoston Corp. 6.625% 2/1/04    A3         500,000                         509,470

BankBoston NA 6.375% 3/25/08      A2         400,000                         398,660

BanPonce Corp. 6.665% 3/5/01      A3         1,100,000                       1,105,027

BanPonce Financial Corp.:

6.69% 9/21/00                     A3         1,000,000                       1,007,480

6.75% 8/9/01                      A3         1,660,000                       1,668,333

7.65% 5/3/00                      A3         690,000                         697,769

Barclays Bank PLC yankee          A1         2,350,000                       2,356,439
5.95% 7/15/01

Capital One Bank:

6.26% 5/7/01                      Baa3       1,160,000                       1,165,220

6.375% 2/15/03                    Baa3       1,080,000                       1,058,303

6.48% 6/28/02                     Baa3       640,000                         644,147

6.65% 3/15/04                     Baa3       690,000                         690,552

Capital One Financial Corp.       Ba1        1,920,000                       1,866,509
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         2,190,000                       2,129,775
6/15/08 (f)(g)

Fleet/Norstar Financial           A3         630,000                         684,848
Group, Inc. 9.9% 6/15/01

Korea Development Bank:

6.625% 11/21/03                   Baa3       975,000                         923,627

7.125% 9/17/01                    Baa3       770,000                         756,771

National Westminster Bancorp      Aa3        855,000                         971,135
9.375% 11/15/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

NB Capital Trust IV 8.25%         Aa2       $ 660,000                       $ 707,401
4/15/27

Provident Bank 6.125% 12/15/00    A3         1,560,000                       1,562,512

Providian National Bank 6.7%      Baa3       950,000                         941,621
3/15/03

Union Planters National Bank      A3         1,000,000                       1,017,880
6.81% 8/20/01

                                                                             24,264,436

CREDIT & OTHER FINANCE - 4.0%

Ahmanson Capital Trust I          A3         1,000,000                       1,042,020
8.36% 12/1/26 (f)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       510,000                         397,800

10% 3/15/04                       Caa3       370,000                         283,050

Associates Corp. of North         Aa3        1,190,000                       1,200,960
America 6.95% 11/1/18

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       1,500,000                       1,513,125

7.5% 11/15/00                     Baa3       1,990,000                       2,040,785

BankAmerica Capital II Series     Aa2        860,000                         902,028
2, 8% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         3,050,000                       2,776,812

Citigroup, Inc. 5.8% 3/15/04      Aa2        1,880,000                       1,870,393

Countrywide Funding Corp.         A3         1,200,000                       1,213,584
6.45% 2/27/03

ERP Operating LP 6.55%            A3         400,000                         401,884
11/15/01

Farmers Insurance Exchange        A2         710,000                         679,846
Capital 7.05% 7/15/28 (f)

Finova Capital Corp. 6.11%        Baa1       1,380,000                       1,380,911
2/18/03

First Chicago NBD Corp. 7%        A1         2,345,000                       2,432,398
10/16/06

First Security Capital I          A3         420,000                         440,126
8.41% 12/15/26

First Union Institutional         BBB+       2,650,000                       2,790,954
Capital I 8.04% 12/1/26

Ford Motor Credit Co. 6.5%        A1         2,380,000                       2,423,268
2/28/02

General Electric Capital          Aaa        1,500,000                       1,500,000
Corp. 6.94% 4/13/09 (e)

GS Escrow Corp.:

7% 8/1/03                         Ba1        550,000                         550,165

7.125% 8/1/05                     Ba1        1,900,000                       1,904,902

Heller Financial, Inc.:

6% 3/19/04                        A3         1,220,000                       1,216,828

6.25% 3/1/01                      A3         1,440,000                       1,453,334

KeyCorp Institutional Capital     A1         900,000                         925,209
A 7.826% 12/1/26

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1       $ 330,000                       $ 262,350

7.6% 8/1/07                       Ba1        210,000                         136,500

Mellon Capital I 7.72% 12/1/26    A2         570,000                         582,432

Money Store, Inc. 7.3% 12/1/02    A2         750,000                         783,234

PNC Funding Corp. 6.875%          A3         530,000                         543,886
3/1/03

Premier Auto Trust 5.45%          -          884,279                         884,363
6/8/99

RBF Finance Co.:

11% 3/15/06 (f)                   Ba3        150,000                         157,500

11.375% 3/15/09 (f)               Ba3        320,000                         338,400

U.S. Bancorp 8.09% 11/15/26       A1         860,000                         885,060

UNICCO Service Co./UNICCO         B3         1,000,000                       985,000
Finance Corp. 9.875% 10/15/07

Yorkshire Power Finance Ltd.      Baa2       715,000                         706,778
yankee 6.496% 2/25/08

                                                                             37,605,885

SAVINGS & LOANS - 0.6%

Chevy Chase Savings Bank FSB      B1         650,000                         650,000
9.25% 12/1/08

Great Western Finance Trust       A3         1,030,000                       1,079,749
II 8.206% 2/1/27

Home Savings of America FSB       A3         750,000                         742,995
6.5% 8/15/04

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       700,000                         702,695

7% 6/13/02                        Baa3       1,670,000                       1,706,890

Sovereign Bancorp, Inc.           Ba1        1,200,000                       1,197,192
6.625% 3/15/01

                                                                             6,079,521

SECURITIES INDUSTRY - 2.8%

Amvescap PLC:

yankee 6.375% 5/15/03             A3         700,000                         699,020

yankee 6.6% 5/15/05               A3         2,920,000                       2,880,405

Goldman Sachs Group L.P.          A1         11,700,000                      11,714,040
5.2669% 7/27/00 (g)(i)

Lehman Brothers Holdings 6.4%     -          11,000,000                      11,048,059
12/27/99

                                                                             26,341,524

TOTAL FINANCE                                                                94,291,366

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Fountain View, Inc. 11.25%        Caa1      $ 1,630,000                     $ 1,222,500
4/15/08

Tenet Healthcare Corp. 8.125%     Ba3        2,140,000                       2,059,750
12/1/08 (f)

                                                                             3,282,250

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Tyco International Group SA
yankee:

6.125% 6/15/01                    Baa1       1,800,000                       1,814,040

6.375% 6/15/05                    Baa1       700,000                         704,242

6.875% 1/15/29                    Baa1       3,000,000                       2,934,600

                                                                             5,452,882

POLLUTION CONTROL - 0.3%

Envirosource, Inc. 9.75%          B3         540,000                         421,200
6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Baa3       600,000                         604,410

7.1% 8/1/26                       Baa3       1,240,000                       1,292,774

8.25% 11/15/99                    Baa3       970,000                         986,674

                                                                             3,305,058

TOTAL INDUSTRIAL MACHINERY &                                                 8,757,940
EQUIPMENT

MEDIA & LEISURE - 6.7%

BROADCASTING - 4.2%

Adelphia Communications Corp.:

7.75% 1/15/09 (f)                 B1         2,000,000                       1,995,000

9.875% 3/1/07                     B1         2,000,000                       2,200,000

Avalon Cable Michigan,            B3         1,665,000                       1,754,494
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08 (f)

Bresnan Communications Group      B2         360,000                         244,800
LLC/Bresnan Capital Corp. 0%
2/1/09 (d)(f)

Century Communications Corp.      Ba3        40,000                          18,600
0% 1/15/08

Chancellor Media Corp. 9%         B1         2,000,000                       2,140,000
10/1/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)(f)                  B2         1,090,000                       701,688

8.25% 4/1/07 (f)                  B2         350,000                         357,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Citadel Broadcasting Co.          B3        $ 1,000,000                     $ 1,070,000
9.25% 11/15/08

Classic Cable, Inc. 9.875%        B3         180,000                         190,800
8/1/08 (f)

Classic Communications, Inc.      Caa1       1,190,000                       821,100
0% 8/1/09 unit (d)(f)

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       900,000                         867,510

7.25% 10/15/27                    Baa3       1,445,000                       1,432,197

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       2,395,000                       2,643,290

8.625% 8/15/03                    Baa3       480,000                         524,496

9% 9/1/08                         Baa3       500,000                         588,125

Diamond Cable Communications      B3         900,000                         722,250
PLC 0% 2/15/07 (d)

EchoStar DBS Corp. 9.375%         B2         510,000                         530,400
2/1/09 (f)

Falcon Holding Group              B2         2,000,000                       1,390,000
LP/Falcon Funding Corp. 0%
4/15/10 (d)

FrontierVision Holdings           Caa1       1,370,000                       1,191,900
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(d)(f)

FrontierVision Operating          B3         900,000                         1,008,000
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       420,000                         240,450
3/1/07 (d)(f)

Golden Sky Systems, Inc.          B3         150,000                         166,500
12.875% 8/1/06 (f)

Granite Broadcasting Corp.        B3         950,000                         959,500
9.375% 12/1/05

Hearst-Argyle Television,         Baa3       240,000                         241,853
Inc. 7.5% 11/15/27

Iridium Operating LLC/Iridium
Capital Corp.:

10.875% 7/15/05                   B3         930,000                         362,700

11.25% 7/15/05                    B3         650,000                         260,000

NTL, Inc.:

0% 4/1/08 (d)                     B3         2,320,000                       1,577,600

11.5% 10/1/08 (f)                 B3         1,500,000                       1,687,500

Pegasus Communications Corp.      B3         1,000,000                       1,032,500
9.625% 10/15/05

Renaissance Media Group           B3         1,000,000                       701,250
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Satelites Mexicanos SA de CV      B3         50,000                          41,000
10.125% 11/1/04

TCI Communications, Inc.:

8.75% 8/1/15                      A2         1,215,000                       1,476,675

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

TCI Communications, Inc.: -
continued

9.25% 4/15/02                     A2        $ 800,000                       $ 878,880

9.8% 2/1/12                       A2         1,190,000                       1,559,876

Telewest PLC 0% 10/1/07 (d)       B1         2,000,000                       1,760,000

Time Warner, Inc.:

6.875% 6/15/18                    Baa3       235,000                         233,172

8.18% 8/15/07                     Baa3       2,615,000                       2,926,760

9.125% 1/15/13                    Baa3       1,300,000                       1,588,444

                                                                             40,086,310

ENTERTAINMENT - 1.0%

Bally Total Fitness Holding       B3         1,000,000                       987,500
Corp. 9.875% 10/15/07 (f)

Paramount Communications,         Baa3       585,000                         608,693
Inc. 7.5% 1/15/02

Premier Parks, Inc. 0% 4/1/08     B3         1,000,000                       700,000
(d)

Regal Cinemas, Inc. 8.875%        B3         1,120,000                       1,096,200
12/15/10

United Artists Theatre Co.        Caa1       1,500,000                       1,230,000
9.75% 4/15/08

Viacom, Inc.:

6.75% 1/15/03                     Baa3       1,320,000                       1,346,572

7.75% 6/1/05                      Baa3       2,950,000                       3,145,497

                                                                             9,114,462

LODGING & GAMING - 0.7%

Circus Circus Enterprises,        Ba2        220,000                         207,900
Inc. 6.75% 7/15/03

Coast Hotels & Casinos, Inc.      B3         220,000                         221,925
9.5% 4/1/09 (f)

Courtyard by Marriott II          B-         1,000,000                       1,037,500
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc. 7.875%       Ba2        3,270,000                       3,147,375
8/1/08

Host Marriott LP 8.375%           Ba2        730,000                         734,563
2/15/06 (f)

Signature Resorts, Inc. 9.25%     B2         1,510,000                       1,460,925
5/15/06

                                                                             6,810,188

PUBLISHING - 0.6%

Big Flower Press Holdings,        B2         1,100,000                       1,100,000
Inc. 8.625% 12/1/08 (f)

Garden State Newspapers, Inc.     B1         1,000,000                       1,010,000
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       1,390,000                       1,450,660

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

News America Holdings, Inc.:
- continued

8.625% 2/1/03                     Baa3      $ 840,000                       $ 911,627

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       420,000                         447,888

8.375% 3/15/23                    Baa2       675,000                         781,333

                                                                             5,701,508

RESTAURANTS - 0.2%

Domino's, Inc. 10.375%            B3         1,620,000                       1,680,750
1/15/09 (f)

NE Restaurant, Inc. 10.75%        B3         110,000                         106,425
7/15/08

                                                                             1,787,175

TOTAL MEDIA & LEISURE                                                        63,499,643

NONDURABLES - 1.0%

BEVERAGES - 0.4%

Seagram Co. Ltd.:

8.35% 1/15/22                     Baa3       120,000                         130,200

yankee 6.875% 9/1/23              Baa3       200,000                         184,500

Seagram J E & Sons, Inc.:

6.4% 12/15/03                     Baa3       1,870,000                       1,853,170

6.625% 12/15/05                   Baa3       1,000,000                       990,000

7.6% 12/15/28                     Baa3       1,000,000                       1,015,000

                                                                             4,172,870

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       1,000,000                       1,024,230

HOUSEHOLD PRODUCTS - 0.2%

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3         720,000                         658,800

9% 11/1/06                        B2         1,000,000                       990,000

                                                                             1,648,800

TOBACCO - 0.3%

Philip Morris Companies, Inc.:

6.95% 6/1/06                      A2         1,180,000                       1,211,553

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

TOBACCO - CONTINUED

Philip Morris Companies,
Inc.: - continued

7% 7/15/05                        A2        $ 1,250,000                     $ 1,290,400

7.25% 9/15/01                     A2         380,000                         391,073

                                                                             2,893,026

TOTAL NONDURABLES                                                            9,738,926

RETAIL & WHOLESALE - 0.9%

DRUG STORES - 0.2%

Rite Aid Corp.:

6% 12/15/05 (f)                   Baa1       1,500,000                       1,433,850

7.125% 1/15/07                    Baa1       620,000                         624,576

                                                                             2,058,426

GENERAL MERCHANDISE STORES -
0.3%

Dayton Hudson Corp. 7.5%          A3         1,125,000                       1,200,690
7/15/06

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa2       800,000                         809,832

8.5% 6/15/03                      Baa2       830,000                         902,965

                                                                             2,913,487

GROCERY STORES - 0.4%

Kroger Co. 6% 7/1/00              Baa3       1,530,000                       1,532,295

Pathmark Stores, Inc. 9.625%      Caa1       960,000                         987,600
5/1/03

Pueblo Xtra International,        B3         1,000,000                       960,000
Inc. 9.5% 8/1/03

                                                                             3,479,895

TOTAL RETAIL & WHOLESALE                                                     8,451,808

SERVICES - 0.2%

La Petite Academy, Inc./La        B3         2,000,000                       1,960,000
Petite Academy Holding Co.
10% 5/15/08

TECHNOLOGY - 0.6%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,        B2         1,000,000                       992,500
Inc. 8.6% 6/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1      $ 1,150,000                     $ 1,159,534

6.65% 11/13/01                    Baa1       1,300,000                       1,318,005

                                                                             2,477,539

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3         1,400,000                       1,414,000
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Fairchild Semiconductor Corp.     B3         1,000,000                       1,010,000
10.125% 3/15/07

TOTAL TECHNOLOGY                                                             5,894,039

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.1%

Delta Air Lines, Inc. 9.875%      Baa3       500,000                         520,865
5/15/00

Kitty Hawk, Inc. 9.95%            B1         660,000                         660,000
11/15/04

                                                                             1,180,865

RAILROADS - 0.6%

Burlington Northern Santa Fe      Baa2       100,000                         99,338
Corp. 6.125% 3/15/09

Canadian National Railway Co.     Baa2       950,000                         937,612
6.9% 7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       715,000                         702,788

6.46% 6/22/05                     Baa2       1,340,000                       1,344,556

Norfolk Southern Corp. 7.05%      Baa1       1,830,000                       1,897,710
5/1/37

Wisconsin Central                 Baa2       900,000                         896,445
Transportation Corp. 6.625%
4/15/08

                                                                             5,878,449

TOTAL TRANSPORTATION                                                         7,059,314

UTILITIES - 3.1%

CELLULAR - 1.1%

Cable & Wireless                  Baa1       2,480,000                       2,497,980
Communications PLC 6.375%
3/6/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Millicom International            Caa1      $ 500,000                       $ 367,500
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B2         4,660,000                       3,355,200

0% 2/15/08 (d)                    B2         150,000                         105,938

Nextel International, Inc. 0%     Caa1       1,500,000                       720,000
4/15/08 (d)

Rogers Cantel, Inc. 8.8%          B2         1,000,000                       1,045,000
10/1/07

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       880,000                         446,600

11.5% 12/1/07                     Caa1       1,360,000                       1,278,400

                                                                             9,816,618

ELECTRIC UTILITY - 0.5%

Avon Energy Partners Holdings:

6.46% 3/4/08 (f)                  Baa2       1,160,000                       1,153,388

6.73% 12/11/02 (f)                Baa2       1,340,000                       1,355,303

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (f)                A3         1,275,000                       1,198,500

yankee 7.875% 12/15/26 (f)        A3         660,000                         634,293

Texas Utilities Co. 6.375%        Baa3       580,000                         576,572
1/1/08

                                                                             4,918,056

GAS - 0.1%

Cms Panhandle Holding Co.         Baa3       750,000                         748,594
6.125% 3/15/04 (f)

Southwest Gas Corp. 9.75%         Baa2       300,000                         330,042
6/15/02

                                                                             1,078,636

TELEPHONE SERVICES - 1.4%

AT&T Corp. 6.5% 3/15/29           A1         1,150,000                       1,129,921

Global TeleSystems Group,         Caa2       60,000                          59,850
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -          340,000                         181,900
5/1/08 (d)(f)

GST Equipment Funding, Inc.       -          340,000                         356,150
13.25% 5/1/07

ICG Services, Inc. 0% 5/1/08      -          1,000,000                       605,000
(d)

Level 3 Communications, Inc.:

0% 12/1/08 (d)(f)                 B3         3,400,000                       2,133,500

9.125% 5/1/08                     B3         70,000                          70,438

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Logix Communications              -         $ 500,000                       $ 460,000
Enterprises, Inc. 12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         Baa2       793,000                         854,109
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B2         2,000,000                       1,600,000

8.125% 2/15/09 (f)                B2         670,000                         670,000

9.5% 11/1/08                      B2         1,000,000                       1,075,000

NEXTLINK Communications, Inc.     B3         1,520,000                       1,548,500
9.625% 10/1/07

Telewest Communications PLC       B1         1,040,000                       1,209,000
11.25% 11/1/08 (f)

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1       330,000                         237,600

0% 3/15/08 (d)                    CCC        2,000,000                       1,160,000

                                                                             13,350,968

TOTAL UTILITIES                                                              29,164,278

TOTAL NONCONVERTIBLE BONDS                                                   256,155,014

TOTAL CORPORATE BONDS                                                        258,956,139
(Cost $259,548,240)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 7.3%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.5%

Fannie Mae:

5.125% 2/13/04                    Aaa        1,300,000                       1,276,639

5.75% 6/15/05                     Aaa        4,080,000                       4,094,647

6.15% 12/10/07                    Aaa        2,000,000                       2,026,560

6.16% 8/7/28                      Aaa        2,900,000                       2,853,339

Federal Farm Credit Bank          Aaa        2,000,000                       2,089,000
6.47% 6/7/05

Federal Home Loan Bank:

7.36% 7/1/04                      Aaa        600,000                         645,372

7.59% 3/10/05                     Aaa        680,000                         740,030

Freddie Mac 6.505% 7/1/04         Aaa        1,300,000                       1,348,542

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Loan Trusts            Aaa       $ 4,157,041                     $ 4,564,971
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development)  8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        306,714                         322,562

Class 2-E 9.4% 5/15/02            Aaa        1,432,972                       1,496,740

Class T-3, 9.625% 5/15/02         Aaa        56,624                          59,127

Israel Export Trust               Aaa        305,882                         312,887
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        750,750                         772,187
secured 6.86% 4/30/04

U.S. Department of Housing        Aaa        1,000,000                       1,072,960
and Urban Development
government guaranteed
participation certificates
Series 1996-A,  7.63% 8/1/14

TOTAL U.S. GOVERNMENT AGENCY                                                 23,675,563
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
4.8%

U.S. Treasury Bills, yield at     -          650,000                         649,412
date of purchase 4.29% 4/8/99

U.S. Treasury Bond:

6.875% 8/15/25                    Aaa        1,895,000                       2,141,350

8.125% 8/15/19                    Aaa        1,490,000                       1,876,238

8.875% 8/15/17                    Aaa        1,480,000                       1,969,791

9.875% 11/15/15                   Aaa        10,875,000                      15,469,688

13.875% 5/15/11 (callable)        Aaa        3,060,000                       4,538,347

U.S. Treasury Notes:

6.625% 6/30/01                    Aaa        320,000                         330,499

7% 7/15/06                        Aaa        17,005,000                      18,604,490

7.25% 8/15/04                     Aaa        110,000                         120,072

TOTAL U.S. TREASURY                                                          45,699,887
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    69,375,450
GOVERNMENT AGENCY OBLIGATIONS
(Cost $69,983,756)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 14.5%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 12.5%

6% 4/1/09 to 1/1/29               Aaa       $ 14,387,833                    $ 14,121,050

6.5% 9/1/25 to 3/1/29             Aaa        59,163,554                      58,890,808

7% 12/1/25 to 3/1/29              Aaa        36,836,046                      37,342,568

7.5% 10/1/09 to 7/1/28            Aaa        7,623,552                       7,832,397

11.5% 11/1/15                     Aaa        241,631                         269,080

TOTAL FANNIE MAE                                                             118,455,903

FREDDIE MAC - 0.2%

7% 7/1/01 to 8/1/01               Aaa        199,854                         200,943

7.5% 2/1/28 to 4/1/28             Aaa        1,750,423                       1,799,102

8.5% 3/1/22 to 5/1/22             Aaa        40,393                          42,535

12% 11/1/19                       Aaa        130,602                         145,966

TOTAL FREDDIE MAC                                                            2,188,546

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.8%

6.5% 11/15/08 to 6/15/09          Aaa        4,316,418                       4,371,711

7% 3/15/28 to 7/15/28             Aaa        5,446,989                       5,530,382

7.5% 5/15/22 to 8/15/28           Aaa        5,545,597                       5,715,666

9.5% 8/15/16                      Aaa        2,320                           2,494

10% 11/15/09 to 12/15/17          Aaa        291,223                         313,174

11% 7/15/10 to 12/15/15           Aaa        307,587                         341,535

11.5% 7/15/15 to 1/15/16          Aaa        324,045                         364,973

TOTAL GOVERNMENT NATIONAL                                                    16,639,935
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                 137,284,384
- MORTGAGE SECURITIES
(Cost $136,401,513)

ASSET-BACKED SECURITIES - 2.4%



ARG Funding Corp. 5.88%           Aaa        1,790,000                       1,787,203
5/20/03 (f)

BankAmerica Manufacturing         Aaa        950,000                         953,859
Housing Contract 6.2% 4/10/09

Capita Equipment Receivables      Baa2       780,000                         771,576
Trust 6.48% 10/15/06

Case Equipment Loan Trust:

5.85% 2/15/03                     Aa2        370,000                         370,275

6.15% 9/15/02                     Aaa        358,261                         359,380

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Chevy Chase Auto Receivables      Aaa       $ 522,553                       $ 524,961
Trust 5.91% 12/15/04

CIT Marine Trust 5.8% 4/15/10     Aaa        1,900,000                       1,877,200

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        834,781                         838,172

6.55% 8/15/02                     Aaa        443,742                         446,792

CPS Auto Receivables Trust 6%     Aaa        1,292,373                       1,293,989
8/15/03

CSXT Trade Receivables Master     Aaa        1,200,000                       1,206,188
Trust 6% 7/25/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3       780,000                         776,646

6.4% 5/15/02                      A1         840,000                         845,502

6.4% 12/15/02                     Baa3       450,000                         448,650

Green Tree Financial Corp.:

6.1% 4/15/27                      Aaa        167,193                         167,297

6.68% 1/15/29                     AAA        1,820,000                       1,843,314

6.8% 6/15/27                      Aaa        568,000                         572,436

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        1,330,000                       1,327,922

6.3% 10/15/03                     A2         700,632                         701,507

KeyCorp Auto Grantor Trust        A3         19,101                          19,103
5.8% 7/15/00

Olympic Automobile
Receivables Trust:

6.4% 9/15/01                      Aaa        706,155                         706,597

6.7% 3/15/02                      Aaa        432,850                         436,164

Petroleum Enhanced Trust          Baa2       821,702                         813,485
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(g)

Premier Auto Trust:

6% 5/6/00                         Aaa        14,517                          14,517

6.35% 7/6/00                      A3         920,000                         922,006

Railcar Trust 7.75% 6/1/04        Aaa        30,970                          32,576

TMS Auto Grantor Trust 5.9%       Aaa        82,078                          82,257
9/15/02

UAF Auto Grantor Trust 6.1%       Aaa        1,036,833                       1,039,101
1/15/03 (f)

Western Financial Grantor
Trust:

5.875% 3/1/02                     Aaa        319,176                         318,976

6.05% 11/1/00                     Aaa        69,066                          70,059

WFS Financial Owner Trust         Aaa        1,170,000                       1,179,506
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                                22,747,216
(Cost $22,699,121)

COMMERCIAL MORTGAGE
SECURITIES - 3.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

BKB Commercial Mortgage Trust     BBB       $ 450,000                       $ 453,586
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(g)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-1, 7.55% 7/1/99           AA         28,341                          28,403

Class A-2, 6.88% 7/1/02           AA         1,610,000                       1,625,345

Class A-3PI, 7.08% 11/1/07        AA         870,000                         886,448

Class B, 7.48% 2/1/08             A          680,000                         705,181

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       1,450,000                       1,348,500
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        1,290,000                       1,219,050
1/17/12

Series 1998 FLI Class E,          Baa2       1,400,000                       1,365,875
5.8134% 1/10/13 (f)(g)

Deutsche Mortgage & Asset         Baa2       1,320,000                       1,232,447
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Equitable Life Assurance
Society of the United States
(The):

sequential pay Series 174         Aaa        1,890,000                       1,977,734
Class A1, 7.24% 5/15/06 (f)

Series 174 Class B1, 7.33%        Aa2        1,000,000                       1,045,860
5/15/06 (f)

Series 174 Class C1, 7.52%        A2         700,000                         733,691
5/15/06 (f)

Federal Deposit Insurance         Aaa        127,591                         127,710
Corp. Remic Trust sequential
pay Series 1994-C1 Class
II-A2, 7.85% 9/25/25

First Union-Lehman Brothers       Aa2        2,050,000                       2,060,891
Commercial Mortgage Trust
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

GS Mortgage Securities Corp.
II:

Series 1997-GL Class A2-B,        Aaa        1,390,000                       1,432,979
6.86% 7/13/30

Series 1998-GLII:

Class D, 6.9697% 4/13/31          Baa2       450,000                         433,287
(f)(g)

Class E, 6.9697% 4/13/31          Baa3       1,420,000                       1,274,024
(f)(g)

Kidder Peabody Acceptance         Aaa        102,084                         101,892
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

LTC Commercial Mortgage Pass      AAA        962,777                         941,057
Through Certificates Series
1998-1 Class A, 6.029%
5/30/30 (f)

Morgan Stanley Capital I, Inc.:

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       1,064,000                       987,193

Class E, 7.35% 12/15/12           Baa3       371,000                         312,799

Series 1998-HF1 Class D, 7.1%     BBB        1,710,000                       1,651,286
2/15/30 (g)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Nomura Asset Securities Corp.:

floater Series 1994 MD-II         -         $ 273,227                       $ 273,184
Class A-6, 6.2038% 7/7/03 (g)

Series 1998-D6 Class A-4,         Baa2       1,320,000                       1,228,116
6.9061% 3/17/28 (g)

Resolution Trust Corp. Series     A2         1,200,000                       1,190,625
1995-C1 Class C, 6.9% 2/25/27

Structured Asset Securities
Corp.:

sequential pay Series 1996        AAA        303,775                         302,066
Class A-2A, 7.75% 2/25/28

Series 1996 CFL Class E,          BB+        640,000                         619,900
7.75% 2/25/28

Thirteen Affiliates of
General Growth Properties,
Inc.:

sequential pay Series A-2,        Aaa        1,150,000                       1,162,340
6.602% 12/15/10 (f)

Series D-2, 6.992% 12/15/10       Baa2       1,100,000                       1,055,208
(f)

Series E-2, 7.224% 12/15/10       Baa3       660,000                         597,214
(f)

TOTAL COMMERCIAL MORTGAGE                                                    28,373,891
SECURITIES
(Cost $29,126,473)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 0.7%



Israeli State euro 6.375%         A3         800,000                         808,280
12/19/01 (h)

Korean Republic:

8.75% 4/15/03 (h)                 Baa3       840,000                         879,211

8.875% 4/15/08 (h)                Baa3       1,870,000                       2,004,079

Ontario Province yankee           Aa3        3,000,000                       3,177,840
global 7.75% 6/4/02 (h)

TOTAL FOREIGN GOVERNMENT AND                                                 6,869,410
GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,777,740)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter American Development        Aaa        1,270,000                       1,262,304
Bank yankee  6.29% 7/16/27
(Cost $1,262,012)



BANK NOTES - 1.4%

                                     PRINCIPAL AMOUNT               VALUE (NOTE 1)

Key Bank NA 4.93% 8/20/99 (g)        $ 9,000,000                    $ 8,997,120

NationsBank NA 5.05% 4/13/99          4,000,000                      4,000,016

TOTAL BANK NOTES                                                     12,997,136
(Cost $12,987,895)

CERTIFICATES OF DEPOSIT - 10.2%



Barclays Bank PLC euro 5.03%          11,500,000                     11,503,048
9/7/99

Credit Agricole Indosuez              11,500,000                     11,501,241
yankee 5% 9/1/99

Deutsche Bank AG yankee 5.1%          11,000,000                     10,989,222
2/11/00

Fleet National Bank 5.1234%           10,000,000                     9,994,884
5/5/00 (g)

Halifax PLC euro 4.98% 8/31/99        11,500,000                     11,501,275

Merita Bank PLC euro 4.93%            11,000,000                     11,000,966
6/29/99

RaboBank Nederland Coop.              9,000,000                      9,008,847
Central yankee 5.68% 6/4/99

Societe Generale, France              11,500,000                     11,494,893
yankee 5.16% 2/22/00

Toronto Dominion Bank yankee          9,000,000                      9,008,847
5.68% 6/4/99

TOTAL CERTIFICATES OF DEPOSIT                                        96,003,223
(Cost $95,987,347)

COMMERCIAL PAPER - 9.3%



BankAmerica Corp. 4.82%               6,000,000                      5,889,140
8/17/99

Centric Capital Corp. 4.88%           10,000,000                     9,947,566
5/10/99

Citibank Credit Card Master
Trust I (Dakota Certificate
Program):

4.85% 6/8/99                          5,700,000                      5,647,889

4.86% 4/12/99                         5,500,000                      5,491,815

Delaware Funding Corp. 4.85%          8,617,000                      8,554,958
5/25/99

Falcon Asset Securitization:

4.82% 5/3/99                          1,000,000                      995,716

4.87% 5/12/99                         5,000,000                      4,972,553

Generale de Banque SA yankee:

4.92% 8/23/99                         3,134,000                      3,073,576

4.92% 9/2/99                          5,000,000                      4,896,906

Kitty Hawk Funding Corp.              11,100,000                     11,015,815
4.89% 5/28/99

PHH Corp. 4.99% 5/13/99               3,900,000                      3,878,069

Preferred Receivables Funding
Corp.:

4.85% 5/25/99                         9,600,000                      9,530,592

COMMERCIAL PAPER - CONTINUED

                                     PRINCIPAL AMOUNT               VALUE (NOTE 1)

Preferred Receivables Funding
Corp.: - continued

4.85% 6/1/99                         $ 2,000,000                    $ 1,983,665

Svenska Handelsbanken, Inc.           11,700,000                     11,649,871
yankee 4.81% 5/3/99

TOTAL COMMERCIAL PAPER                                               87,528,131
(Cost $87,508,401)


CASH EQUIVALENTS - 3.0%

                                      MATURITY AMOUNT

Investments in repurchase           $ 4,567,640                      4,567,000
agreements  (U.S. Government
obligations), in a joint
trading account at 5.04%,
dated  3/31/99 due 4/1/99

                                      SHARES

Taxable Central Cash Fund (c)         23,708,540                     23,708,540

TOTAL CASH EQUIVALENTS                                               28,275,540
(Cost $28,275,540)

TOTAL INVESTMENT IN                                                $ 945,461,617
SECURITIES - 100%
(Cost $892,939,180)

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.86%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $53,174,732 or 5.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                  ACQUISITION DATE  ACQUISITION COST

Goldman Sachs Group L.P.  1/25/99           $ 11,700,000
5.2669% 7/27/00

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        32.8%  AAA, AA, A    29.6%

Baa               10.1%  BBB           11.1%

Ba                1.8%   BB            2.1%

B                 6.7%   B             6.6%

Caa               1.0%   CCC           0.8%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.2%.
Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    86.4%

United Kingdom              3.8

France                      2.4

Canada                      1.8

Finland                     1.2

Germany                     1.2

Others (individually less     3.2
than 1%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $893,064,018. Net unrealized appreciation aggregated $52,397,599, of which $61,632,269 related to appreciated investment securities and $9,234,670 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 945,461,617
value (including repurchase
agreements of $4,567,000)
(cost $892,939,180) -  See
accompanying schedule

Cash                                          371

Receivable for investments                    5,016,394
sold

Receivable for fund shares                    2,040,271
sold

Dividends receivable                          151,287

Interest receivable                           8,740,240

Other receivables                             4,067

 TOTAL ASSETS                                 961,414,247

LIABILITIES

Payable for investments         $ 7,391,616
purchased

Payable for fund shares          2,351,789
redeemed

Accrued management fee           339,605

Other payables and accrued       254,440
expenses

 TOTAL LIABILITIES                            10,337,450

NET ASSETS                                   $ 951,076,797

Net Assets consist of:

Paid in capital                              $ 892,881,958

Undistributed net investment                  4,138,228
income

Accumulated undistributed net                 1,534,174
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   52,522,437
(depreciation) on investments

NET ASSETS, for 76,547,249                   $ 951,076,797
shares outstanding

NET ASSET VALUE, offering                     $12.42
price and redemption price
per share ($951,076,797
(divided by) 76,547,249
shares)

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED MARCH 31,
                                         1999 (UNAUDITED)

INVESTMENT INCOME                             $ 1,199,668
Dividends

Interest                                       22,008,406

 TOTAL INCOME                                  23,208,074

EXPENSES

Management fee                   $ 1,924,717

Transfer agent fees               874,006

Accounting fees and expenses      125,273

Non-interested trustees'          1,609
compensation

Custodian fees and expenses       17,155

Registration fees                 141,044

Audit                             32,537

Legal                             4,391

Miscellaneous                     2,255

 Total expenses before            3,122,987
reductions

 Expense reductions               (57,985)     3,065,002

NET INVESTMENT INCOME                          20,143,072

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            4,680,607

 Foreign currency transactions    (87)

 Futures contracts                (12,035)     4,668,485

Change in net unrealized                       30,312,128
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                34,980,613

NET INCREASE (DECREASE) IN                    $ 55,123,685
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 20,143,072                $ 33,031,774
income

 Net realized gain (loss)         4,668,485                   48,739,504

 Change in net unrealized         30,312,128                  (26,994,864)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       55,123,685                  54,776,414
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (18,983,974)                (33,064,721)
From net investment income

 From net realized gain           (36,664,108)                (15,719,836)

 TOTAL DISTRIBUTIONS              (55,648,082)                (48,784,557)

Share transactions Net            376,340,564                 467,138,900
proceeds from sales of shares

 Reinvestment of distributions    52,748,266                  46,026,633

 Cost of shares redeemed          (253,603,805)               (390,443,714)

 NET INCREASE (DECREASE) IN       175,485,025                 122,721,819
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       174,960,628                 128,713,676
IN NET ASSETS

NET ASSETS

 Beginning of period              776,116,169                 647,402,493

 End of period (including        $ 951,076,797               $ 776,116,169
undistributed net investment
income of $4,138,228 and
$2,979,130, respectively)

OTHER INFORMATION
Shares

 Sold                             30,359,469                  37,636,367

 Issued in reinvestment of        4,328,499                   3,745,437
distributions

 Redeemed                         (20,463,037)                (31,421,539)

 Net increase (decrease)          14,224,931                  9,960,265




FINANCIAL HIGHLIGHTS
                               SIX MONTHS ENDED MARCH 31, 1999  YEARS ENDED SEPTEMBER 30,

                               (UNAUDITED)                      1998                  1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 12.45                          $ 12.36               $ 11.63    $ 11.46    $ 10.69
period

Income from Investment
Operations

Net investment  income          .28 D                            .57 D                 .56 D      .61        .56

Net realized  and unrealized    .49                              .39                   1.02       .20        .68
gain (loss)

Total from investment           .77                              .96                   1.58       .81        1.24
operations

Less Distributions

 From net investment income     (.27)                            (.58)                 (.59)      (.64)      (.47)

From net  realized gain         (.53)                            (.29)                 (.26)      -          -

In excess of net  realized      -                                -                     -          -          -
gain

Total distributions             (.80)                            (.87)                 (.85)      (.64)      (.47)

Net asset value,  end of       $ 12.42                          $ 12.45               $ 12.36    $ 11.63    $ 11.46
period

TOTAL RETURN B, C               6.39%                            8.06%                 14.16%     7.28%      11.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 951,077                        $ 776,116             $ 647,402  $ 566,104  $ 566,079
(000 omitted)

Ratio of expenses to average    .71% A                           .71%                  .77%       .82%       .79%
net assets

Ratio of expenses to average    .69% A, F                        .69% F                .76% F     .80% F     .79%
net assets after expense
reductions

Ratio of net investment         4.57% A                          4.62%                 4.74%      5.03%      5.15%
income to average net assets

Portfolio turnover rate         147% A                           156%                  112%       148%       157%



FINANCIAL HIGHLIGHTS
                               YEARS ENDED SEPTEMBER 30,


                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 11.07
period

Income from Investment
Operations

Net investment  income          .45

Net realized  and unrealized    (.29)
gain (loss)

Total from investment           .16
operations

Less Distributions

 From net investment income     (.47)

From net  realized gain         (.04)

In excess of net  realized      (.03)
gain

Total distributions             (.54)

Net asset value,  end of       $ 10.69
period

TOTAL RETURN B, C               1.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 501,349
(000 omitted)

Ratio of expenses to average    .71% E
net assets

Ratio of expenses to average    .71%
net assets after expense
reductions

Ratio of net investment         4.92%
income to average net assets

Portfolio turnover rate         83%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Debt Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price or if no sales price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS The underlying U.S. Treasury or Federal Agency securities are transferred to an account

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $11,714,040 or 1.2% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $654,459,432 and $508,077,546, respectively, of which U.S. government and government agency obligations aggregated $309,670,562 and $278,243,260, respectively.

The market value of futures contracts opened and closed during the period amounted to $10,929,910 and $10,917,875, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $15,544 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $28,970 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $615 and $28,400, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


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Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc. (FIMM)
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Bradford Lewis, Vice President
Charles S. Morrison, Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

AMI-SANN-0599  75410
1.702315.101

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S ASSET ALLOCATION FUNDS
Asset ManagerSM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds(registered trademark) -
Income, 2000, 2010, 2020, 2030

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
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 (8 a.m. - 9 p.m.)
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 (for the deaf and hearing impaired)
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 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
ASSET MANAGERSM

SEMIANNUAL REPORT
MARCH 31, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

MARKET RECAP           6   An overview of the market's
                           performance and the factors
                           driving it.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   46  Statements of assets and
                           liabilities, operations, and
                           changes in net assets, as
                           well as financial highlights.

NOTES                  50  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  55  The auditors' opinion.
ACCOUNTANTS


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Breaking through 10,000 by the Dow Jones Industrial Average was the big news in equity markets during March, as that milestone was the last of six new highs the Dow recorded during the month. Renewed strength in the energy and cyclical sectors contributed to the rally. In fixed-income, Treasuries continued to struggle based on the persistent strength of the economy, as yields on the 30-year benchmark rose to their highest levels since August of 1998.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ASSET MANAGER           16.02%         9.83%        88.78%        263.81%

Fidelity Asset Alloc. Composite  13.24%         12.84%       106.07%       227.67%

 S&P 500 (registered trademark)  27.34%         18.46%       220.69%       468.34%

 LB Aggregate Bond               -0.16%         6.49%        45.52%        138.48%

 LB 3 Month T-Bill               2.25%          5.09%        30.02%        70.49%

Flexible Portfolio Funds         13.84%         6.08%        105.15%       236.06%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 226 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ASSET MANAGER           9.83%        13.55%        13.79%

Fidelity Asset Alloc. Composite  12.84%       15.56%        12.60%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Asset Manager               50 S&P/40 LBAgg/10 LB 3Mo
S&P 500                     LB Aggregate Bond
             00314                       F0001
SP001                       LB001
  1989/03/31      10000.00                    10000.00
   10000.00                    10000.00
  1989/04/30      10261.12                    10265.70
   10519.00                    10209.00
  1989/05/31      10560.93                    10509.72
   10945.02                    10477.50
  1989/06/30      10676.98                    10662.42
   10882.63                    10796.01
  1989/07/31      10986.46                    11066.63
   11865.33                    11025.97
  1989/08/31      11015.47                    11077.04
   12097.90                    10862.78
  1989/09/30      11015.47                    11103.62
   12048.29                    10918.18
  1989/10/31      11063.83                    11167.69
   11768.77                    11186.77
  1989/11/30      11141.20                    11302.04
   12008.86                    11293.05
  1989/12/31      11182.08                    11411.67
   12297.07                    11323.54
  1990/01/31      10824.34                    11136.53
   11471.94                    11188.79
  1990/02/28      10906.11                    11208.03
   11619.92                    11224.59
  1990/03/31      11018.54                    11318.32
   11927.85                    11232.45
  1990/04/30      10834.56                    11213.17
   11629.66                    11129.11
  1990/05/31      11406.95                    11692.08
   12763.55                    11458.53
  1990/06/30      11498.94                    11765.27
   12676.75                    11643.01
  1990/07/31      11488.72                    11838.81
   12636.19                    11803.69
  1990/08/31      11100.31                    11472.99
   11493.88                    11645.52
  1990/09/30      10875.45                    11372.14
   10934.13                    11742.18
  1990/10/31      10906.11                    11453.34
   10887.11                    11891.30
  1990/11/30      11427.40                    11797.17
   11590.42                    12146.96
  1990/12/31      11783.59                    11994.65
   11913.79                    12336.46
  1991/01/31      12412.33                    12224.47
   12433.23                    12489.43
  1991/02/28      12954.36                    12530.94
   13322.21                    12595.59
  1991/03/31      13171.17                    12670.03
   13644.60                    12682.50
  1991/04/30      13377.14                    12754.67
   13677.35                    12819.47
  1991/05/31      13713.19                    12957.21
   14268.21                    12893.82
  1991/06/30      13420.50                    12789.28
   13614.73                    12887.38
  1991/07/31      13778.23                    13046.35
   14249.17                    13066.51
  1991/08/31      14092.61                    13279.75
   14586.88                    13348.75
  1991/09/30      14114.29                    13344.42
   14343.28                    13619.73
  1991/10/31      14222.69                    13465.19
   14535.48                    13770.90
  1991/11/30      13973.36                    13376.05
   13949.70                    13897.60
  1991/12/31      14569.46                    14038.30
   15545.54                    14310.36
  1992/01/31      14779.94                    13884.31
   15256.40                    14115.73
  1992/02/29      15060.57                    13972.61
   15454.73                    14207.49
  1992/03/31      15060.57                    13870.75
   15153.36                    14127.93
  1992/04/30      15271.04                    14044.69
   15598.87                    14229.65
  1992/05/31      15423.05                    14182.23
   15675.31                    14498.59
  1992/06/30      15423.05                    14189.18
   15441.74                    14698.67
  1992/07/31      15738.76                    14576.63
   16073.31                    14998.52
  1992/08/31      15668.60                    14520.40
   15743.81                    15150.00
  1992/09/30      15785.53                    14683.92
   15929.59                    15330.29
  1992/10/31      15762.15                    14615.50
   15985.34                    15126.40
  1992/11/30      16112.94                    14801.11
   16530.44                    15129.42
  1992/12/31      16426.44                    14976.03
   16733.76                    15369.98
  1993/01/31      16709.02                    15164.07
   16874.33                    15665.08
  1993/02/28      16881.03                    15375.19
   17103.82                    15939.22
  1993/03/31      17436.79                    15533.61
   17464.71                    16006.17
  1993/04/30      17511.20                    15439.20
   17042.06                    16118.21
  1993/05/31      17883.25                    15604.80
   17498.79                    16139.16
  1993/06/30      18108.40                    15770.84
   17549.54                    16431.28
  1993/07/31      18383.72                    15791.27
   17479.34                    16524.94
  1993/08/31      18909.32                    16179.93
   18141.81                    16814.13
  1993/09/30      18897.46                    16164.07
   18002.11                    16859.53
  1993/10/31      19452.90                    16330.24
   18374.76                    16921.91
  1993/11/30      19415.03                    16204.66
   18200.20                    16778.07
  1993/12/31      20251.90                    16318.22
   18420.42                    16868.67
  1994/01/31      20909.43                    16639.56
   19046.71                    17096.40
  1994/02/28      20251.90                    16322.01
   18530.55                    16798.92
  1994/03/31      19272.19                    15900.51
   17722.62                    16383.99
  1994/04/30      19258.93                    15940.49
   17949.47                    16252.92
  1994/05/31      19418.09                    16047.86
   18243.84                    16251.29
  1994/06/30      18990.79                    15889.31
   17796.86                    16215.54
  1994/07/31      19364.46                    16225.78
   18380.60                    16538.23
  1994/08/31      19818.22                    16504.77
   19134.20                    16558.07
  1994/09/30      19577.42                    16263.07
   18665.42                    16314.67
  1994/10/31      19671.41                    16419.33
   19085.39                    16299.99
  1994/11/30      19376.01                    16179.18
   18390.30                    16264.13
  1994/12/31      18914.98                    16331.49
   18663.03                    16376.35
  1995/01/31      18764.54                    16638.16
   19146.96                    16700.60
  1995/02/28      19051.75                    17055.35
   19893.12                    17098.07
  1995/03/31      19355.05                    17317.11
   20480.16                    17202.37
  1995/04/30      19754.27                    17629.03
   21083.30                    17443.21
  1995/05/31      20222.31                    18214.06
   21926.00                    18118.26
  1995/06/30      20499.76                    18459.70
   22435.34                    18250.52
  1995/07/31      21067.66                    18694.95
   23179.30                    18210.37
  1995/08/31      21206.17                    18818.93
   23237.48                    18430.72
  1995/09/30      21553.02                    19225.65
   24218.10                    18609.49
  1995/10/31      21483.36                    19335.23
   24131.64                    18851.42
  1995/11/30      21887.39                    19812.00
   25191.02                    19134.19
  1995/12/31      22349.17                    20100.43
   25676.20                    19402.07
  1996/01/31      22828.58                    20443.06
   26550.22                    19530.12
  1996/02/29      22715.78                    20367.46
   26796.34                    19190.30
  1996/03/31      22716.95                    20391.29
   27054.39                    19055.96
  1996/04/30      22915.73                    20476.97
   27453.17                    18949.25
  1996/05/31      23157.09                    20693.13
   28161.19                    18911.35
  1996/06/30      23286.36                    20847.87
   28268.48                    19164.76
  1996/07/31      22842.68                    20517.89
   27019.58                    19216.51
  1996/08/31      22985.80                    20692.79
   27589.42                    19183.84
  1996/09/30      23787.86                    21313.74
   29142.15                    19517.64
  1996/10/31      24393.74                    21755.61
   29945.89                    19950.93
  1996/11/30      25547.79                    22582.67
   32209.51                    20292.09
  1996/12/31      25193.74                    22330.61
   31571.43                    20103.38
  1997/01/31      25958.57                    23066.18
   33544.02                    20165.70
  1997/02/28      26172.73                    23188.66
   33807.00                    20216.11
  1997/03/31      25183.62                    22619.03
   32417.87                    19991.71
  1997/04/30      26047.23                    23441.00
   34353.22                    20291.59
  1997/05/31      27327.23                    24256.05
   36444.64                    20484.36
  1997/06/30      28025.11                    24923.57
   38077.36                    20728.12
  1997/07/31      29626.10                    26197.54
   41107.18                    21287.78
  1997/08/31      28833.37                    25386.73
   38804.36                    21106.84
  1997/09/30      29769.48                    26243.91
   40929.67                    21419.22
  1997/10/31      29393.64                    25969.14
   39562.62                    21729.80
  1997/11/30      30145.32                    26629.14
   41393.97                    21829.75
  1997/12/31      30805.55                    26976.79
   42104.71                    22050.23
  1998/01/31      31057.37                    27277.04
   42570.39                    22332.48
  1998/02/28      32433.96                    28262.01
   45640.56                    22314.61
  1998/03/31      33126.29                    29037.38
   47977.82                    22390.48
  1998/04/30      32872.64                    29256.90
   48460.47                    22506.91
  1998/05/31      32534.44                    29129.78
   47627.44                    22720.73
  1998/06/30      33299.61                    29832.78
   49562.06                    22913.47
  1998/07/31      33401.86                    29712.37
   49034.23                    22962.10
  1998/08/31      30061.67                    27771.57
   41944.86                    23335.84
  1998/09/30      31358.80                    28935.89
   44631.85                    23882.17
  1998/10/31      32596.65                    30062.93
   48262.20                    23756.17
  1998/11/30      34126.77                    31052.31
   51187.37                    23890.71
  1998/12/31      35763.19                    31996.39
   54136.79                    23962.55
  1999/01/31      36524.11                    32769.01
   56400.79                    24133.71
  1999/02/28      35536.97                    32040.76
   54647.85                    23712.34
  1999/03/31      36381.21                    32766.51
   56834.31                    23848.00
IMATRL PRASUN   SHR__CHT 19990331 19990409 102757 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager Fund on March 31, 1989. As the chart shows, by March 31, 1999, the value of the investment would have grown to $36,381 - a 263.81% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $56,834 - a 468.34% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $23,848 - a 138.48% increase. You can also look at how the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index (+468.34%), the Lehman Brothers Aggregate Bond Index (+138.48%) and the Lehman Brothers 3 Month T-Bill Index (+70.49%) according to the fund's neutral mix*, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $32,767 - a 227.67% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 50% STOCKS, 40% BONDS AND 10% SHORT-TERM/MONEY MARKET
INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40%, AND 30%,
RESPECTIVELY, PRIOR TO JUNE 1, 1992.

MARKET RECAP


While stocks and bonds traveled divergent paths over the six-month period that ended March 31, 1999, volatility was a common denominator. Early in the period, safety-conscious investors - wary of economic chaos in certain world markets - tended to favor bonds and a tight-knit group of large, well-known stocks. As global pressures appeared to subside, however, bonds fell out of favor.

STOCKS: On the heels of a dramatic late summer slump, stocks forged a spirited comeback over the six-month period that ended March 31, 1999. In a time where volatility was the rule, the Standard & Poor's 500 Index posted an impressive 27.34% return. Similarly, the NASDAQ - seemingly bent on rewriting the record books - returned 45.57% for the same period. Amid the tumult in global economies early in the period, investors fled stocks, seeking refuge in U.S. Treasuries and driving their yields to a 30-year low. In the fall, to inoculate the U.S. economy against global contagion, the Federal Reserve Board provided faltering domestic equity markets with the stimulus they needed: three successive 0.25% interest-rate cuts. Led by high-flying Internet and technology issues, and buoyed by strong consumer spending patterns entering the new year, the S&P 500, Dow Jones Industrial Average and NASDAQ soared to record peaks in January. Investors - though steadied by the belief that the U.S. economy was less inflation prone and unlikely to experience a dramatic downturn - were still not convinced. This uncertainty fueled the volatility in the marketplace over the last two months of the period as many cautious investors chose to take profits. Others migrated toward the perceived predictability of large-company stocks, which helped the Dow pass the 10,000 mark.

BONDS: In the midst of troublesome financial markets overseas, a declining U.S. stock market and nonexistent inflationary pressures, investors flocked to U.S. Treasury bonds in the latter stages of 1998. Three consecutive interest-rate cuts by the Federal Reserve Board in the fall of 1998 provided further strength, particularly in government securities. The financial landscape was quickly transformed, however, during the first quarter of 1999 amid strong economic data, improving global economies and comments from the Federal Reserve that a reversal of last fall's rate cuts may be in order. Bonds posted negative returns across most sectors as the Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable bond performance - posted a total return of -0.16% for the six-month period that ended March 31, 1999. While Treasuries moved moderately higher at the end of the period following news that the Fed decided to keep short-term rates unchanged, the benchmark 30-year Treasury experienced one of its biggest sell-offs in over 20 years as personal spending, housing starts and Gross Domestic Product remained stronger than expected. The Lehman Brothers Treasury Index had a six-month return of -1.76% as of March 31, 1999. The corporate and mortgage bond sectors outperformed Treasuries of comparable maturities as the Lehman Brothers Corporate Bond Index and the Lehman Brothers Mortgage Securities Index returned -0.11% and 1.79%, respectively, during the same period.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager Fund

Q. HOW DID THE FUND PERFORM, DICK?

A. The fund did pretty well. For the six months that ended March 31, 1999, the fund returned 16.02%. This compared favorably to the Fidelity Asset Allocation Composite Index, which returned 13.24% during the same period, and to the flexible portfolio funds average, which returned 13.84% according to Lipper Inc. For the 12 months that ended March 31, 1999, the fund returned 9.83%, while the Fidelity composite index and Lipper peer group returned 12.84% and 6.08%, respectively.

Q. IN TERMS OF ASSET ALLOCATION, WHAT WAS YOUR GENERAL STRATEGY OVER THE PAST SIX MONTHS?

A. An emphasis on both equities and high-yield issues helped the fund during the period. The fund's neutral mix typically calls for 50% to be invested in stocks, 40% in bonds and 10% in short-term and money market instruments. With the equity markets performing so well over the past six months, the decision to overweight stocks proved beneficial to performance. As the period came to a close, though, the fund's equity positions were scaled back a bit. My thinking was that the stock market had had a great run and its upside had been reduced. In terms of the fund's high-yield positions, the environment for these securities was conducive to strong performance.

Q. HOW DID THE FUND'S EQUITY SUB-PORTFOLIO PERFORM DURING THE PERIOD?

A. Individual security selection within the fund's equity subportfolio
- managed by Tom Sprague - was strong, but a continuing narrow equity market proved to be somewhat restrictive. The technology sector was a fertile growth area, and the fund's positions in stalwarts such as Microsoft and America Online generated impressive returns. But with a relatively small number of technology stocks leading the charge, not owning enough of other big names such as Lucent Technologies hurt the fund's performance relative to the Standard & Poor's 500 Index. The fund's utility-related positions, most notably MCI WorldCom and AT&T, also performed well due to the demand for increased communications capacity. As I mentioned, we've lightened up on the fund's equity positions recently. With the markets at such lofty levels, the slightest whiff of earnings disappointments could be extremely detrimental.

Q. CAN YOU HIGHLIGHT A FEW OF THE EQUITY POSITIONS THAT HURT THE
FUND'S PERFORMANCE DURING THE PERIOD?

A. A couple of names in the health care field were particularly harmful. Omnicare, a leading provider of pharmacy services to the nursing home industry, and HEALTHSOUTH, which operates inpatient and outpatient facilities, both suffered during the period. Medicare reimbursement risks and competitor missteps played key roles, as both companies experienced earnings declines over the past six months. The fund no longer owned HEALTHSOUTH at the end of the period.

Q. HOW DID THE BOND PORTION OF THE FUND PERFORM DURING THE PERIOD?

A. An overall emphasis on high-yield issues and spread products - such as corporate and mortgage-backed bonds - helped performance. The fund's high-yield positions, managed by Fred Hoff, performed very well for a number of reasons. Interest rates around the world came down during the period, and global markets such as Latin America and Japan began to gradually show signs of improvement. This forward progress lessened concerns of a global economic meltdown, helping to keep the perception of default risk within the high-yield sector at bay. The fund experienced strong results from many of its high-yield stakes, namely cable television/satellite names such as EchoStar. The fund's investment-grade positions - managed by Charlie Morrison - did fairly well. At the beginning of the period, safety-conscious investors were favoring conservative investments such as U.S. Treasuries. But after the Federal Reserve Board cut interest rates three times during the fall, investor confidence bubbled back to the surface and corporate and mortgage-backed bonds outperformed Treasuries. The fund was well represented in both of these spread sectors.

Q. HOW DID YOU POSITION THE FUND'S SHORT-TERM/MONEY MARKET
INVESTMENTS?

A. The fund's short-term/money market subportfolio - managed by John Todd - performed well. John was able to assemble an effective blend of both long- and short-term maturities. We bought longer term securities
- primarily six months to one year - to take advantage of attractive yield spreads within the short-term universe. On the other hand, the overall flight to quality we witnessed in late 1998 created a premium on liquidity, and short-term securities became attractive. By buying long, we locked in some of those favorable spreads and by buying short, we were able to capitalize on the liquidity premium. While the Federal Reserve Board did ease rates during the period, the market had already discounted these moves and the overall effect was mostly neutral.

Q. WHAT'S YOUR OUTLOOK?

A. Towards the end of the period, the market began to show signs of increased breadth. That is, it appeared that more stocks were participating in the market's gains than the narrow group that had dominated for so long. If world economies can continue to improve, and more stocks are able to participate, this environment could lend itself nicely to Fidelity's research strengths. Increased breadth also may lead to a more diversified portfolio, something which hasn't been beneficial in a narrow market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high total return with
reduced risk over the long
term by allocating assets
among stocks, bonds and
short-term and money market
instruments of all types

FUND NUMBER: 314

TRADING SYMBOL: FASMX

START DATE: December 28,
1988

SIZE: as of March 31, 1999,
more than $12.7 billion

MANAGER: Richard Habermann,
since 1996; manager, Fidelity
Asset Manager: Income and
Fidelity Asset Manager:
Growth, since 1996; Fidelity
Trend Fund, 1977-1981;
Fidelity Magellan Fund,
1972-1977; joined Fidelity in
1968

DICK HABERMANN TALKS ABOUT
HOW TECHNOLOGY HAS HELPED
KEEP INFLATION IN CHECK:

"Technology has earned its stripes
as a market leader by playing a
key role in virtually every aspect
of modern life. Trading stocks and
bonds. Buying clothes. Booking
that vacation. More and more,
we live in a point and click world.
What is often overlooked, though, is
the dramatic effect that technology
has had on overall productivity.

"Studies show that workplace
productivity in the U.S. is at an
all-time high. As a result, costs
have been kept to a minimum and
inflation has not made an
unwelcome appearance.

"Along the same lines, corporate
restructuring also has played a role
in suppressing inflation. Companies
today seem eager to please their
shareholders. If a company misses
earnings one quarter, it may announce
layoffs the next.

"Sustainable earnings continue to
be one of the biggest contributors to
the equity market, and companies
realize that keeping costs down -
either through technology
enhancements or internal
restructuring - can play a factor in
making sustainable earnings a
reality."

INVESTMENT CHANGES



TOP FIVE STOCKS AS OF MARCH
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

General Electric Co.            1.7                      1.0

Microsoft Corp.                 1.3                      1.0

MCI WorldCom, Inc.              1.2                      1.0

Bristol-Myers Squibb Co.        1.2                      1.2

Citigroup, Inc.                 1.1                      0.6

TOP FIVE BOND ISSUERS AS OF
MARCH 31, 1999

(WITH MATURITIES MORE THAN     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
ONE YEAR)                                               THESE ISSUERS 6 MONTHS AGO

Fannie Mae                      8.1                      5.1

U.S. Treasury Obligations       3.6                      2.6

Government National Mortgage    1.5                      1.9
Association

Freddie Mac                     0.5                      0.7

Ford Motor Credit Co.           0.5                      0.6

TOP FIVE MARKET SECTORS AS OF
MARCH 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS  6
                                                        MONTHS AGO

Finance                         13.2                     13.3

Technology                      12.9                     10.0

Media & Leisure                 9.2                      8.2

Health                          7.0                      8.9

Utilities                       6.5                      5.6


ASSET ALLOCATION

AS OF MARCH 31, 1999 *

Stock class 54%
Bond class 37%
Short-term class 9%
*FOREIGN
INVESTMENTS 6%

Row: 1, Col: 1, Value: 9.0
Row: 1, Col: 2, Value: 37.0
Row: 1, Col: 3, Value: 54.0

AS OF SEPTEMBER 30, 1998 **

Stock class  49%
Bond class 38%
Short-term class 13%
**FOREIGN
INVESTMENTS 6%

Row: 1, Col: 1, Value: 13.0
Row: 1, Col: 2, Value: 38.0
Row: 1, Col: 3, Value: 49.0


ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 52.2%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.2%

AEROSPACE & DEFENSE - 0.6%

Gulfstream Aerospace Corp. (a)    875,900                $ 37,992

Sundstrand Corp.                  387,000                 26,897

Textron, Inc.                     202,000                 15,630

                                                          80,519

DEFENSE ELECTRONICS - 0.3%

Raytheon Co. Class A              553,199                 31,947

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            644,000                 41,377

TOTAL AEROSPACE & DEFENSE                                 153,843

BASIC INDUSTRIES - 1.1%

CHEMICALS & PLASTICS - 0.2%

Cytec Industries, Inc. (a)        647,500                 14,447

Sealed Air Corp. (a)              176,500                 8,682

                                                          23,129

METALS & MINING - 0.2%

Alcoa, Inc.                       718,400                 29,589

PACKAGING & CONTAINERS - 0.5%

Owens-Illinois, Inc. (a)          1,892,100               47,303

Tupperware Corp.                  1,202,400               21,643

                                                          68,946

PAPER & FOREST PRODUCTS - 0.2%

Smurfit-Stone Container Corp.     1,100,773               21,259
(a)

TOTAL BASIC INDUSTRIES                                    142,923

CONSTRUCTION & REAL ESTATE -
0.9%

BUILDING MATERIALS - 0.4%

Masco Corp.                       1,375,600               38,861

Newell Rubbermaid, Inc.           382,300                 18,159

                                                          57,020

CONSTRUCTION - 0.2%

Centex Corp.                      392,100                 13,086

Lennar Corp.                      490,200                 10,968

                                                          24,054

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Duke Realty Investments, Inc.     846,600                $ 18,202

Equity Office Properties Trust    617,600                 15,710

                                                          33,912

TOTAL CONSTRUCTION & REAL                                 114,986
ESTATE

DURABLES - 1.3%

AUTOS, TIRES, & ACCESSORIES -
0.5%

Danaher Corp.                     245,100                 12,806

Federal-Mogul Corp.               1,163,300               50,022

                                                          62,828

CONSUMER ELECTRONICS - 0.4%

Black & Decker Corp.              346,200                 19,192

Gemstar International Group       88,600                  6,667
Ltd. (a)

Sony Corp.                        228,500                 20,865

                                                          46,724

HOME FURNISHINGS - 0.3%

Leggett & Platt, Inc.             1,838,100               36,762

TEXTILES & APPAREL - 0.1%

Arena Brands Holdings Corp.       130,444                 3,261
Class B

Liz Claiborne, Inc.               457,700                 14,932

                                                          18,193

TOTAL DURABLES                                            164,507

ENERGY - 2.9%

ENERGY SERVICES - 1.0%

BJ Services Co. (a)               686,300                 16,085

Halliburton Co.                   1,612,200               62,070

Noble Drilling Corp. (a)          374,200                 6,478

Schlumberger Ltd.                 833,300                 50,154

                                                          134,787

OIL & GAS - 1.9%

Anadarko Petroleum Corp.          1,163,600               43,926

BP Amoco PLC sponsored ADR        620,319                 62,613

Exxon Corp.                       784,300                 55,342

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Tosco Corp.                       1,828,300              $ 45,365

Total SA sponsored ADR            531,572                 32,426

                                                          239,672

TOTAL ENERGY                                              374,459

FINANCE - 7.6%

BANKS - 1.5%

Bank of New York Co., Inc.        1,817,400               65,313

BankBoston Corp.                  150,000                 6,497

Chase Manhattan Corp.             500,000                 40,656

Comerica, Inc.                    457,000                 28,534

U.S. Bancorp                      722,500                 24,610

Wells Fargo & Co.                 1,009,100               35,382

                                                          200,992

CREDIT & OTHER FINANCE - 2.9%

American Express Co.              298,200                 35,039

Associates First Capital          1,466,200               65,979
Corp. Class A

Citigroup, Inc.                   2,212,200               141,304

Fleet Financial Group, Inc.       2,164,868               81,453

Household International, Inc.     667,300                 30,446

Providian Financial Corp.         186,300                 20,493

                                                          374,714

FEDERAL SPONSORED CREDIT - 1.2%

Fannie Mae                        1,664,000               115,232

Freddie Mac                       619,800                 35,406

                                                          150,638

INSURANCE - 1.4%

AFLAC, Inc.                       748,600                 40,752

Ambac Financial Group, Inc.       1,592,200               85,979

American International Group,     294,037                 35,468
Inc.

CIGNA Corp.                       190,000                 15,924

                                                          178,123

SAVINGS & LOANS - 0.4%

Washington Mutual, Inc.           1,173,780               47,978

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.2%

Morgan Stanley, Dean Witter &     225,500                $ 22,536
Co.

TOTAL FINANCE                                             974,981

HEALTH - 6.6%

DRUGS & PHARMACEUTICALS - 4.5%

Amgen, Inc. (a)                   567,400                 42,484

Bristol-Myers Squibb Co.          2,350,500               151,167

Lilly (Eli) & Co.                 1,182,000               100,322

Merck & Co., Inc.                 1,260,200               101,052

Pfizer, Inc.                      309,100                 42,888

Schering-Plough Corp.             1,540,300               85,198

Takeda Chemical Industries        194,000                 7,492
Ltd.

Warner-Lambert Co.                745,300                 49,330

                                                          579,933

MEDICAL EQUIPMENT & SUPPLIES
- 1.6%

Bergen Brunswig Corp. Class A     1,011,100               20,222

Biomet, Inc.                      738,000                 30,950

Cardinal Health, Inc.             342,050                 22,575

Guidant Corp.                     100,000                 6,050

Johnson & Johnson                 689,300                 64,579

Medtronic, Inc.                   281,877                 20,225

Omnicare, Inc.                    1,812,500               34,551

                                                          199,152

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Health Management Associates,     2,223,702               27,101
Inc. Class A (a)

Humana, Inc. (a)                  686,300                 11,839

Lincare Holdings, Inc. (a)        830,300                 23,352

                                                          62,292

TOTAL HEALTH                                              841,377

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.8%

ELECTRICAL EQUIPMENT - 1.7%

General Electric Co.              1,873,800               207,289

Harris Corp.                      98,000                  2,805

                                                          210,094

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.4%

Caterpillar, Inc.                 215,700                $ 9,909

Illinois Tool Works, Inc.         315,400                 19,515

Ingersoll-Rand Co.                524,800                 26,043

Tyco International Ltd.           1,797,900               128,999

                                                          184,466

POLLUTION CONTROL - 0.7%

Waste Management, Inc.            1,885,445               83,667

TOTAL INDUSTRIAL MACHINERY &                              478,227
EQUIPMENT

MEDIA & LEISURE - 3.7%

BROADCASTING - 1.7%

CBS Corp.                         737,700                 30,200

Clear Channel Communications,     605,300                 40,593
Inc. (a)

Comcast Corp. Class A             1,027,000               64,637
(special)

MediaOne Group, Inc.              360,000                 22,860

NTL, Inc. warrants 12/31/08       11,305                  170
(a)

Time Warner, Inc.                 759,885                 53,999

                                                          212,459

ENTERTAINMENT - 0.4%

Alliance Gaming Corp. (a)(i)      3,361                   12

Carnival Corp.                    488,800                 23,737

Premier Parks, Inc. (a)           723,220                 26,940

                                                          50,689

PUBLISHING - 0.1%

Gannet, Inc.                      195,400                 12,310

RESTAURANTS - 1.5%

Brinker International, Inc.       1,050,000               27,103
(a)

Darden Restaurants, Inc.          2,095,000               43,209

Marriott International, Inc.      386,000                 12,979
Class A

McDonald's Corp.                  1,866,400               84,571

Papa John's International,        306,500                 13,524
Inc. (a)

Tricon Global Restaurants,        180,000                 12,645
Inc. (a)

                                                          194,031

TOTAL MEDIA & LEISURE                                     469,489

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - 2.7%

BEVERAGES - 0.6%

PepsiCo, Inc.                     1,903,700              $ 74,601

FOODS - 0.4%

Quaker Oats Co.                   472,500                 29,561

Sara Lee Corp.                    1,101,500               27,262

                                                          56,823

HOUSEHOLD PRODUCTS - 1.5%

Clorox Co.                        246,200                 28,852

Gillette Co.                      724,100                 43,039

Procter & Gamble Co.              1,209,600               118,465

                                                          190,356

TOBACCO - 0.2%

Philip Morris Companies, Inc.     808,000                 28,432

TOTAL NONDURABLES                                         350,212

RETAIL & WHOLESALE - 3.1%

DRUG STORES - 0.3%

CVS Corp.                         795,300                 37,777

GENERAL MERCHANDISE STORES -
1.4%

Costco Companies, Inc. (a)        526,700                 48,226

Dollar Tree Stores, Inc. (a)      1,386,900               42,907

Ito-Yokado Co. Ltd.               112,000                 7,181

Saks, Inc. (a)                    1,044,075               27,146

Wal-Mart Stores, Inc.             592,600                 54,630

                                                          180,090

GROCERY STORES - 0.9%

Meyer (Fred), Inc. (a)            1,090,600               64,209

Safeway, Inc. (a)                 1,009,200               51,785

                                                          115,994

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.5%

Bed Bath & Beyond, Inc. (a)       480,600                 17,542

Circuit City Stores, Inc. -       137,300                 10,521
Circuit City Group

Home Depot, Inc.                  565,300                 35,190

                                                          63,253

TOTAL RETAIL & WHOLESALE                                  397,114

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

SERVICES - 0.8%

ADVERTISING - 0.6%

Interpublic Group of              441,200                $ 34,358
Companies, Inc.

Omnicom Group, Inc.               259,200                 20,720

Outdoor Systems, Inc. (a)         539,200                 16,176

                                                          71,254

EDUCATIONAL SERVICES - 0.2%

Apollo Group, Inc. Class A (a)    818,400                 24,450

TOTAL SERVICES                                            95,704

TECHNOLOGY - 12.5%

COMMUNICATIONS EQUIPMENT - 1.2%

Aspect Telecommunications         336,600                 2,230
Corp. (a)

Cisco Systems, Inc. (a)           1,022,700               112,050

Globalstar Telecommunications     4,540                   204
Ltd. warrants 2/15/04 (a)(f)

OY Nokia AB sponsored ADR         271,600                 42,302

                                                          156,786

COMPUTER SERVICES & SOFTWARE
- 5.2%

Affymetrix, Inc. (a)              196,100                 6,827

Amazon.com, Inc. (a)              264,700                 45,578

America Online, Inc.              946,400                 138,174

At Home Corp. Series A (a)        50,000                  7,875

Automatic Data Processing,        1,155,300               47,801
Inc.

BMC Software, Inc.                275,600                 10,214

Ciber, Inc. (a)                   1,167,900               22,409

Compuware Corp. (a)               2,193,800               52,377

Electronic Data Systems Corp.     578,400                 28,161

Equifax, Inc.                     6,400                   220

IMS Health, Inc.                  524,800                 17,384

Intuit, Inc. (a)                  240,000                 24,420

Microsoft Corp. (a)               1,832,200               164,211

Oracle Corp. (a)                  1,416,600               37,363

Shared Medical Systems Corp.      575,300                 32,037

Unisys Corp. (a)                  200,000                 5,538

Veritas Software Corp. (a)        250,000                 20,188

                                                          660,777

COMPUTERS & OFFICE EQUIPMENT
- 2.7%

Comdisco, Inc.                    1,147,300               20,508

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Comverse Technology, Inc. (a)     664,900                $ 56,517

EMC Corp. (a)                     366,700                 46,846

International Business            623,800                 110,569
Machines Corp.

Pitney Bowes, Inc.                1,302,200               83,015

Sun Microsystems, Inc. (a)        102,900                 12,856

Symbol Technologies, Inc.         327,600                 14,742

                                                          345,053

ELECTRONIC INSTRUMENTS - 0.8%

Applied Materials, Inc. (a)       319,500                 19,709

KLA-Tencor Corp. (a)              632,600                 30,721

Novellus Systems, Inc. (a)        245,100                 13,511

Perkin-Elmer Corp.                354,500                 34,409

                                                          98,350

ELECTRONICS - 2.6%

Altera Corp. (a)                  768,100                 45,702

Intel Corp.                       750,500                 89,403

Linear Technology Corp.           1,223,500               62,704

Micron Technology, Inc. (a)       1,439,500               69,456

Motorola, Inc.                    100,000                 7,325

Sanmina Corp. (a)                 182,800                 11,654

Solectron Corp. (a)               486,500                 23,626

Vitesse Semiconductor Corp.       511,600                 25,900
(a)

                                                          335,770

TOTAL TECHNOLOGY                                          1,596,736

TRANSPORTATION - 0.5%

RAILROADS - 0.3%

Burlington Northern Santa Fe      1,173,600               38,582
Corp.

TRUCKING & FREIGHT - 0.2%

CNF Transportation, Inc.          778,500                 29,437

TOTAL TRANSPORTATION                                      68,019

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - 3.5%

CELLULAR - 0.3%

McCaw International Ltd.          22,840                 $ 114
warrants 4/15/07 (a)(f)

Metrocall, Inc. (a)               3,200                   10

SK Telecom Ltd.                   24                      21

Vodafone Group PLC sponsored      188,400                 35,372
ADR

                                                          35,517

ELECTRIC UTILITY - 0.4%

AES Corp. (a)                     466,200                 17,366

PG&E Corp.                        989,600                 30,739

                                                          48,105

TELEPHONE SERVICES - 2.8%

AT&T Corp.                        1,117,500               89,190

DDI Corp.                         1,783                   8,401

MCI WorldCom, Inc. (a)            1,776,786               157,357

Pathnet, Inc. warrants            15,570                  156
4/15/08 (a)(f)

Qwest Communications              558,748                 40,282
International, Inc. (a)

SBC Communications, Inc.          832,280                 39,221

Sprint Corp. (FON Group)          60,000                  5,888

WinStar Communications, Inc.      699,400                 25,419
(a)

                                                          365,914

TOTAL UTILITIES                                           449,536

TOTAL COMMON STOCKS                                       6,672,113
(Cost $4,856,810)

NONCONVERTIBLE PREFERRED
STOCKS - 1.4%



CONSTRUCTION & REAL ESTATE -
0.2%

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

California Federal Preferred      621,326                 16,154
Capital Corp. $2.28

Crown America Realty Trust        25,584                  1,222
Series A, $5.50

Walden Residential                141,900                 2,962
Properties, Inc. $2.30

                                                          20,338

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.0%

Fresenius Medical Care            3,769                   3,750
Capital Trust II 7.875%

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - 0.1%

American Annuity Group            4,320                  $ 4,432
Capital Trust II 8.875%

SIG Capital Trust I 9.5%          5,988                   4,748

                                                          9,180

TOTAL FINANCE                                             12,930

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.4%

Adelphia Communications Corp.     43,728                  5,029
$13.00

Capstar Communications, Inc.      41,473                  5,060
$12.625 pay-in-kind

CSC Holdings, Inc. 11.125%        248,742                 28,357
pay-in-kind

Granite Broadcasting Corp.        6,942                   7,081
12.75% pay-in-kind

Sinclair Capital 11.625%          82,440                  8,986

                                                          54,513

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

$9.20                             68,349                  6,784

Series D, $10.00                  91,921                  9,514

                                                          16,298

TOTAL MEDIA & LEISURE                                     70,811

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     63,723                  2,294
Corp. $3.52 pay-in-kind (a)

TECHNOLOGY - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        6,186                   6,557
Inc. 13.5% pay-in-kind

UTILITIES - 0.6%

CELLULAR - 0.3%

Nextel Communications, Inc.       38,529                  39,300
11.125% pay-in-kind

TELEPHONE SERVICES - 0.3%

Hyperion Telecommunication,       7,369                   6,595
Inc. 12.875% pay-in-kind

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

IXC Communications, Inc.          4,984                  $ 5,383
12.5% pay-in-kind

NEXTLINK Communications, Inc.     365,873                 19,574
14% pay-in-kind

                                                          31,552

TOTAL UTILITIES                                           70,852

TOTAL NONCONVERTIBLE                                      183,782
PREFERRED STOCKS
(Cost $176,847)



CORPORATE BONDS - 19.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 0.2%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Tenet Healthcare Corp. 6%         B1        $ 12,410                              10,393
12/1/05

Total Renal Care Holdings,        B1         13,430                               10,140
Inc. 7% 5/15/09 (f)

                                                                                  20,533

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         5,910                                5,437
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Sports Authority, Inc. (The)      B3         2,490                                1,824
5.25% 9/15/01

TOTAL CONVERTIBLE BONDS                                                           27,794

NONCONVERTIBLE BONDS - 18.8%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 5.95% 3/15/01        Baa1       12,560                               12,618

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

AEROSPACE & DEFENSE - CONTINUED

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1        $ 9,330                              $ 10,146
Inc. 9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                         22,764

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.0%

Huntsman Corp. 9.5% 7/1/07 (f)    B+         5,980                                5,920

METALS & MINING - 0.0%

Metals USA, Inc. 8.625%           B2         7,760                                7,527
2/15/08

PACKAGING & CONTAINERS - 0.1%

Corning, Inc. 6.85% 3/1/29        A3         6,120                                6,013

Packaging Corp. of America        B3         1,910                                1,910
9.625% 4/1/09 (f)

                                                                                  7,923

PAPER & FOREST PRODUCTS - 0.1%

Potlatch Corp. 6.25% 3/15/02      Baa1       8,610                                8,646
(f)

TOTAL BASIC INDUSTRIES                                                            30,016

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.0%

American Standard Cos., Inc.      Ba3        4,870                                4,773
7.375% 4/14/05

CONSTRUCTION - 0.1%

U.S. Home Corp. 8.875% 2/15/09    B1         7,960                                7,801

REAL ESTATE - 0.1%

LNR Property Corp.:

9.375% 3/15/08                    B1         7,380                                7,131

10.5% 1/15/09                     B1         7,040                                7,278

                                                                                  14,409

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       4,360                                4,168

7.125% 3/15/04                    Baa2       10,930                               10,878

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       10,000                               9,927

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Equity Office Properties
Trust: - continued

6.75% 2/15/08                     Baa1      $ 4,520                              $ 4,466

Weeks Realty LP 6.875% 3/15/05    Baa2       8,200                                8,139

                                                                                  37,578

TOTAL CONSTRUCTION & REAL                                                         64,561
ESTATE

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Blue Bird Body Co. 10.75%         B2         4,620                                4,920
11/15/06

Federal-Mogul Corp. 7.875%        Ba2        14,000                               13,982
7/1/10

Oshkosh Truck Co. 8.75% 3/1/08    B3         5,610                                5,652

                                                                                  24,554

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         5,250                                4,384
9.625% 5/1/08

HOME FURNISHINGS - 0.1%

Applied Power, Inc. 8.75%         B1         910                                  924
4/1/09

Omega Cabinets Ltd. 10.5%         B3         3,620                                3,602
6/15/07

                                                                                  4,526

TEXTILES & APPAREL - 0.2%

Levi Strauss & Co. 7% 11/1/06     Baa3       25,250                               22,574
(f)

Worldtex, Inc. 9.625% 12/15/07    B1         7,090                                5,814

                                                                                  28,388

TOTAL DURABLES                                                                    61,852

ENERGY - 0.7%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         7,100                                7,402
9.625% 5/15/08

ENERGY SERVICES - 0.2%

Baker Hughes, Inc. 5.8%           A2         10,350                               10,271
2/15/03 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

R&B Falcon Corp.:

6.5% 4/15/03                      Ba3       $ 1,170                              $ 980

9.5% 12/15/08 (f)                 Ba3        9,510                                8,274

                                                                                  19,525

OIL & GAS - 0.4%

Belco Oil & Gas Corp. 8.875%      B1         2,240                                2,173
9/15/07

Chesapeake Energy Corp.           B3         2,920                                2,424
9.625% 5/1/05

Flores & Rucks, Inc. 9.75%        B1         510                                  523
10/1/06

Gulf Canada Resources Ltd.        Ba1        6,060                                6,030
8.375% 11/15/05

Occidental Petroleum Corp.        Baa3       3,000                                3,004
6.39% 11/9/00

Ocean Energy, Inc. 8.875%         B1         6,950                                6,846
7/15/07

Oryx Energy Co.:

8% 10/15/03                       Baa1       8,205                                8,580

8.125% 10/15/05                   Baa1       12,820                               13,647

8.375% 7/15/04                    Baa1       6,170                                6,577

Petro-Canada 7% 11/15/28          A3         7,630                                7,376

                                                                                  57,180

TOTAL ENERGY                                                                      84,107

FINANCE - 5.5%

BANKS - 1.5%

Bank One Corp. 5.625% 2/17/04     Aa3        12,420                               12,168

BankBoston Corp. 6.625% 2/1/04    A3         4,570                                4,657

BankBoston NA 6.375% 3/25/08      A2         3,400                                3,389

BanPonce Corp. 6.665% 3/5/01      A3         13,900                               13,964

BanPonce Financial Corp.          A3         7,000                                7,127
7.72% 4/13/00

Barclays Bank PLC yankee          A1         24,650                               24,718
5.95% 7/15/01

Capital One Bank:

6.26% 5/7/01                      Baa3       9,025                                9,066

6.375% 2/15/03                    Baa3       9,860                                9,662

6.48% 6/28/02                     Baa3       5,075                                5,108

6.65% 3/15/04                     Baa3       7,440                                7,446

Capital One Financial Corp.       Ba1        11,450                               11,131
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         22,050                               21,444
6/15/08 (f)(g)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Fleet/Norstar Financial           A3        $ 6,400                              $ 6,957
Group, Inc. 9.9% 6/15/01

Huntington National Bank          A1         6,820                                6,825
5.875% 1/15/01

Korea Development Bank:

6.625% 11/21/03                   Baa3       7,993                                7,572

7.125% 9/17/01                    Baa3       6,260                                6,152

National Westminster Bancorp      Aa3        7,075                                8,036
9.375% 11/15/03

NB Capital Trust IV 8.25%         Aa2        6,625                                7,101
4/15/27

Providian National Bank 6.7%      Baa3       8,450                                8,375
3/15/03

Summit Bancorp 8.625% 12/10/02    BBB+       5,500                                5,962

Union Planters National Bank      A3         10,000                               10,179
6.81% 8/20/01

                                                                                  197,039

CREDIT & OTHER FINANCE - 2.9%

Ahmanson Capital Trust I          A3         13,000                               13,546
8.36% 12/1/26 (f)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       5,980                                4,664

10% 3/15/04                       Caa3       4,685                                3,584

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       14,800                               14,930

7.5% 11/15/00                     Baa3       14,160                               14,521

BankAmerica Capital II Series     Aa2        8,200                                8,601
2, 8% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         20,520                               18,682

Citigroup, Inc. 5.8% 3/15/04      Aa2        16,320                               16,237

Countrywide Funding Corp.         A3         10,900                               11,023
6.45% 2/27/03

ERP Operating LP 6.55%            A3         3,900                                3,918
11/15/01

Farmers Insurance Exchange        A2         7,240                                6,933
Capital 7.05% 7/15/28 (f)

Finova Capital Corp.:

6.11% 2/18/03                     Baa1       11,240                               11,247

6.12% 5/28/02                     Baa1       7,000                                7,024

First Security Capital I          A3         5,290                                5,543
8.41% 12/15/26

Ford Motor Credit Co.:

global 7% 9/25/01                 A1         19,000                               19,552

6.2% 3/12/01                      A1         10,000                               10,114

6.5% 2/28/02                      A1         20,750                               21,127

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

General Electric Capital          Aaa       $ 22,500                             $ 22,500
Corp. 6.94% 4/13/09 (e)

GS Escrow Corp.:

7% 8/1/03                         Ba1        5,700                                5,702

7.125% 8/1/05                     Ba1        20,250                               20,302

Heller Financial, Inc.:

6% 3/19/04                        A3         16,530                               16,487

6.25% 3/1/01                      A3         13,690                               13,817

KeyCorp Institutional Capital     A1         11,420                               11,740
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        5,776                                4,592

7.6% 8/1/07                       Ba1        10,990                               7,144

7.875% 8/1/03                     Ba1        170                                  119

Mellon Capital I 7.72% 12/1/26    A2         5,470                                5,589

Money Store, Inc. 7.3% 12/1/02    A2         8,750                                9,138

Morgan Guaranty Trust Co., NY     -          29,000                               29,015
4.8869% 9/27/99 (g)

Premier Auto Trust 5.45%          -          3,612                                3,612
6/8/99

RBF Finance Co.:

11% 3/15/06 (f)                   Ba3        1,920                                2,016

11.375% 3/15/09 (f)               Ba3        3,790                                4,008

U.S. Bancorp 8.09% 11/15/26       A1         8,200                                8,439

UNICCO Service Co./UNICCO         B3         6,510                                6,412
Finance Corp. 9.875% 10/15/07

Yorkshire Power Finance Ltd.      Baa2       6,210                                6,139
yankee 6.496% 2/25/08

                                                                                  368,017

SAVINGS & LOANS - 0.5%

Chevy Chase Savings Bank FSB      B1         4,910                                4,910
9.25% 12/1/08

Great Western Finance Trust       A3         12,350                               12,947
II 8.206% 2/1/27

Great Western Financial Corp.     A3         7,000                                7,489
8.6% 2/1/02

Home Savings of America FSB       A3         8,080                                8,005
6.5% 8/15/04

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       10,550                               10,591

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

SAVINGS & LOANS - CONTINUED

Long Island Savings Bank FSB:
- continued

7% 6/13/02                        Baa3      $ 9,680                              $ 9,894

Sovereign Bancorp, Inc.           Ba1        10,900                               10,874
6.625% 3/15/01

                                                                                  64,710

SECURITIES INDUSTRY - 0.6%

Amvescap PLC:

yankee 6.375% 5/15/03             A3         6,150                                6,141

yankee 6.6% 5/15/05               A3         11,360                               11,206

Goldman Sachs Group L.P.          A1         30,800                               30,837
5.2669% 7/27/00 (g)(i)

Lehman Brothers Holdings:

6.2% 12/23/99                     -          2,000                                2,006

6.4% 12/27/99                     -          27,295                               27,414

                                                                                  77,604

TOTAL FINANCE                                                                     707,370

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Graham-Field Health Products,     Caa1       4,130                                2,230
Inc. 9.75% 8/15/07

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       6,250                                4,688
4/15/08

Tenet Healthcare Corp.:

8.125% 12/1/08 (f)                Ba3        5,300                                5,101

8.625% 1/15/07                    Ba3        8,310                                8,248

                                                                                  18,037

TOTAL HEALTH                                                                      20,267

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Bucyrus International, Inc.       B1         9,490                                8,731
9.75% 9/15/07

Roller Bearing Holding, Inc.      -          9,790                                4,993
0%  6/15/09 (d)(f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Thermadyne Manufacturing LLC      B3        $ 2,270                              $ 2,139
9.875% 6/1/08

Tyco International Group SA
yankee:

6.125% 6/15/01                    Baa1       18,270                               18,413

6.375% 6/15/05                    Baa1       7,690                                7,737

6.875% 1/15/29                    Baa1       7,870                                7,698

                                                                                  49,711

POLLUTION CONTROL - 0.2%

Envirosource, Inc. Series B,      B3         1,810                                1,412
9.75% 6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Baa3       5,750                                5,792

7.1% 8/1/26                       Baa3       13,025                               13,579

8.25% 11/15/99                    Baa3       3,675                                3,738

                                                                                  24,521

TOTAL INDUSTRIAL MACHINERY &                                                      74,232
EQUIPMENT

MEDIA & LEISURE - 5.0%

BROADCASTING - 3.3%

ACME Television LLC/ACME          B3         4,730                                3,997
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

7.75% 1/15/09 (f)                 B1         16,980                               16,938

9.875% 3/1/07                     B1         8,990                                9,889

Ascent Entertainment Group,       B3         5,500                                3,603
Inc. 0% 12/15/04 (d)

Avalon Cable Michigan,            B3         4,415                                4,652
Inc./Avalon Cable  New
England/Avalon Cable Finance
9.375% 12/1/08 (f)

Bresnan Communications Group      B2         4,750                                3,230
LLC/Bresnan Capital Corp. 0%
2/1/09 (d)(f)

Century Communications Corp.:

0% 1/15/08                        Ba3        22,020                               10,239

8.75% 10/1/07                     Ba3        3,230                                3,367

Chancellor Media Corp. 9%         B1         11,950                               12,787
10/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)(f)                  B2        $ 14,785                             $ 9,518

8.25% 4/1/07 (f)                  B2         4,610                                4,702

Classic Cable, Inc. 9.875%        B3         2,090                                2,215
8/1/08 (f)

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       9,100                                8,771

7.25% 10/15/27                    Baa3       11,810                               11,705

Comcast UK Cable Partners         B2         9,190                                8,087
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       16,605                               18,326

8.625% 8/15/03                    Baa3       8,070                                8,818

9% 9/1/08                         Baa3       4,300                                5,058

CSC Holdings, Inc.:

9.25% 11/1/05                     B1         4,110                                4,357

9.875% 5/15/06                    B1         4,825                                5,187

10.5% 5/15/16                     B1         5,120                                6,144

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         440                                  353

yankee 0% 12/15/05 (d)            B3         3,935                                3,463

EchoStar DBS Corp. 9.375%         B2         6,980                                7,259
2/1/09 (f)

Falcon Holding Group              B2         26,670                               18,536
LP/Falcon Funding Corp. 0%
4/15/10 (d)

FrontierVision Holdings           Caa1       9,690                                8,430
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B3         7,860                                8,803
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       5,800                                3,321
3/1/07 (d)(f)

Golden Sky Systems, Inc.          B3         1,780                                1,976
12.875% 8/1/06 (f)

Granite Broadcasting Corp.:

9.375% 12/1/05                    B3         8,290                                8,373

10.375% 5/15/05                   B3         2,450                                2,536

Hearst-Argyle Television,         Baa3       7,900                                7,961
Inc. 7.5% 11/15/27

Intermedia Capital Partners       B2         4,150                                4,648
IV LP/Intermedia Partners IV
Capital Corp. 11.25% 8/1/06

International Cabletel, Inc.      B3         5,560                                4,893
0% 2/1/06 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Iridium Operating LLC/Iridium     B3        $ 8,810                              $ 3,524
Capital Corp. 11.25% 7/15/05

Lenfest Communications, Inc.      B2         2,430                                2,503
8.25% 2/15/08

NTL, Inc.:

0% 4/1/08 (d)                     B3         24,670                               16,776

10% 2/15/07                       B3         6,920                                7,353

11.5% 10/1/08 (f)                 B3         9,825                                11,053

Olympus Communications            B1         3,530                                3,901
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         3,610                                3,727
9.625% 10/15/05

Renaissance Media Group           B3         6,655                                4,667
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Rogers Cablesystems Ltd.          B2         5,370                                6,296
yankee 11% 12/1/15

Satelites Mexicanos SA de CV      B3         9,160                                7,511
10.125% 11/1/04

TCI Communications, Inc.:

8.25% 1/15/03                     A2         430                                  466

8.75% 8/1/15                      A2         11,170                               13,576

9.25% 4/15/02                     A2         8,500                                9,338

9.8% 2/1/12                       A2         12,130                               15,900

TCI Communications Financing      A3         12,400                               15,252
III 9.65% 3/31/27

Telewest PLC:

yankee 9.625% 10/1/06             B1         1,830                                1,944

0% 10/1/07 (d)                    B1         23,800                               20,944

Time Warner, Inc.:

6.875% 6/15/18                    Baa3       1,665                                1,652

8.18% 8/15/07                     Baa3       4,025                                4,505

9.125% 1/15/13                    Baa3       13,875                               16,954

United International              B3         15,380                               10,458
Holdings, Inc. 0% 2/15/08 (d)

                                                                                  420,442

ENTERTAINMENT - 0.7%

AMC Entertainment, Inc. 9.5%      B3         6,925                                6,648
3/15/09

Bally Total Fitness Holding
Corp.:

9.875% 10/15/07                   B3         5,450                                5,382

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Bally Total Fitness Holding
Corp.: - continued

9.875% 10/15/07 (f)               B3        $ 9,830                              $ 9,707

Cinemark USA, Inc. 8.5% 8/1/08    B2         9,030                                8,940

Paramount Communications,         Baa3       3,885                                4,042
Inc. 7.5% 1/15/02

Premier Parks, Inc. 0% 4/1/08     B3         8,130                                5,691
(d)

Regal Cinemas, Inc. 8.875%        B3         13,280                               12,998
12/15/10

United Artists Theatre Co.        Caa1       4,430                                3,633
9.75% 4/15/08

Viacom, Inc.:

6.75% 1/15/03                     Baa3       11,480                               11,711

7.75% 6/1/05                      Baa3       15,550                               16,580

                                                                                  85,332

LODGING & GAMING - 0.5%

Circus Circus Enterprises,
Inc.:

6.75% 7/15/03                     Ba2        2,810                                2,655

7.625% 7/15/13                    Ba2        2,700                                2,450

Coast Hotels & Casinos, Inc.      B3         2,930                                2,956
9.5% 4/1/09 (f)

Courtyard by Marriott II          B-         8,500                                8,819
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        5,530                                5,412

7.875% 8/1/08                     Ba2        23,795                               22,903

Host Marriott LP 8.375%           Ba2        10,020                               10,083
2/15/06 (f)

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         3,820                                3,696

9.75% 10/1/07                     B3         5,160                                4,644

                                                                                  63,618

PUBLISHING - 0.3%

Big Flower Press Holdings,        B2         2,820                                2,820
Inc. 8.625% 12/1/08 (f)

Garden State Newspapers, Inc.     B1         14,077                               14,218
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       11,440                               11,939

8.625% 2/1/03                     Baa3       5,670                                6,153

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2      $ 3,730                              $ 3,978

8.375% 3/15/23                    Baa2       4,825                                5,585

                                                                                  44,693

RESTAURANTS - 0.2%

Domino's, Inc. 10.375%            B3         11,750                               12,191
1/15/09 (f)

Host Marriott Travel Plazas,      Ba3        10,180                               10,574
Inc.  9.5% 5/15/05

NE Restaurant, Inc. 10.75%        B3         4,200                                4,064
7/15/08

                                                                                  26,829

TOTAL MEDIA & LEISURE                                                             640,914

NONDURABLES - 0.7%

BEVERAGES - 0.3%

Seagram Co. Ltd.:

8.35% 1/15/22                     Baa3       1,010                                1,096

yankee 6.875% 9/1/23              Baa3       1,620                                1,494

Seagram J E & Sons, Inc.:

6.4% 12/15/03                     Baa3       15,210                               15,073

6.625% 12/15/05                   Baa3       7,620                                7,544

7.6% 12/15/28                     Baa3       7,620                                7,734

                                                                                  32,941

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       13,500                               13,827

HOUSEHOLD PRODUCTS - 0.1%

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3         8,570                                7,842

9% 11/1/06                        B2         5,780                                5,722

                                                                                  13,564

TOBACCO - 0.2%

Philip Morris Companies, Inc.:

6.95% 6/1/06                      A2         12,680                               13,019

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

TOBACCO - CONTINUED

Philip Morris Companies,
Inc.: - continued

7% 7/15/05                        A2        $ 10,610                             $ 10,953

7.25% 9/15/01                     A2         4,350                                4,477

                                                                                  28,449

TOTAL NONDURABLES                                                                 88,781

RETAIL & WHOLESALE - 0.8%

APPAREL STORES - 0.1%

AnnTaylor, Inc. 8.75% 6/15/00     B2         7,610                                7,762

DRUG STORES - 0.1%

Rite Aid Corp.:

6% 12/15/05 (f)                   Baa1       13,500                               12,905

7.125% 1/15/07                    Baa1       5,440                                5,480

                                                                                  18,385

GENERAL MERCHANDISE STORES -
0.3%

Dayton Hudson Corp. 7.5%          A3         9,000                                9,606
7/15/06

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa2       8,750                                8,858

8.5% 6/15/03                      Baa2       6,400                                6,963

K mart Corp.:

7.75% 10/1/12                     Ba2        670                                  680

12.5% 3/1/05                      Ba2        7,160                                8,807

                                                                                  34,914

GROCERY STORES - 0.3%

Kroger Co. 6% 7/1/00              Baa3       15,800                               15,824

Pathmark Stores, Inc. 9.625%      Caa1       20,210                               20,791
5/1/03

Pueblo Xtra International, Inc.

9.5% 8/1/03                       B3         8,850                                8,496

                                                                                  45,111

TOTAL RETAIL & WHOLESALE                                                          106,172

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - 0.1%

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1      $ 4,180                              $ 4,389
12.75% 8/1/05

SERVICES - 0.1%

Borg-Warner Security Corp.        B3         2,750                                2,998
9.625% 3/15/07

La Petite Academy, Inc./La        B3         8,290                                8,124
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       4,850                                3,298

                                                                                  14,420

TOTAL SERVICES                                                                    18,809

TECHNOLOGY - 0.4%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2         1,440                                1,429
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.1%

Federal Data Corp. 10.125%        B3         10,250                               9,789
8/1/05

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       13,775                               13,889

7.21% 7/2/01                      Baa1       12,000                               12,301

                                                                                  26,190

ELECTRONIC INSTRUMENTS - 0.0%

Telecommunications Techniques     B3         6,230                                6,292
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Fairchild Semiconductor Corp.     -          9,459                                7,997
11.74% 3/15/08 pay-in-kind
(i)

TOTAL TECHNOLOGY                                                                  51,697

TRANSPORTATION - 1.0%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.25% 4/15/08     B3         13,265                               13,099

Delta Air Lines, Inc. 9.875%      Baa3       6,000                                6,250
5/15/00

Kitty Hawk, Inc. 9.95%            B1         9,868                                9,868
11/15/04

US Airways Group, Inc.            Ba2        7,185                                7,616
10.375% 3/1/13

                                                                                  36,833

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

RAILROADS - 0.7%

Burlington Northern Santa Fe
Corp.:

6.125% 3/15/09                    Baa2      $ 16,750                             $ 16,639

7.29% 6/1/36                      Baa2       10,500                               11,068

Canadian National Railway Co.     Baa2       9,010                                8,893
6.9% 7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       6,210                                6,104

6.46% 6/22/05                     Baa2       13,650                               13,696

Norfolk Southern Corp. 7.05%      Baa1       21,900                               22,710
5/1/37

Wisconsin Central                 Baa2       4,870                                4,851
Transportation Corp. 6.625%
4/15/08

                                                                                  83,961

SHIPPING - 0.0%

Holt Group, Inc. 9.75%            Caa1       4,970                                3,380
1/15/06 (f)

TOTAL TRANSPORTATION                                                              124,174

UTILITIES - 2.4%

CELLULAR - 0.9%

Cable & Wireless                  Baa1       14,020                               14,122
Communications PLC 6.375%
3/6/03

McCaw International Ltd. 0%       Caa1       23,690                               13,859
4/15/07 (d)

Millicom International            Caa1       6,510                                4,785
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B2         32,200                               23,184

0% 2/15/08 (d)                    B2         10,405                               7,349

12% 11/1/08 (f)                   B2         3,710                                4,257

Nextel International, Inc. 0%     Caa1       9,650                                4,632
4/15/08 (d)

Rogers Cantel, Inc. 8.8%          B2         3,220                                3,365
10/1/07

Rogers Communications, Inc.       B2         10,730                               11,132
8.875% 7/15/07

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       28,120                               14,271

11.5% 12/1/07                     Caa1       14,090                               13,245

                                                                                  114,201

ELECTRIC UTILITY - 0.4%

Avon Energy Partners Holdings:

6.46% 3/4/08 (f)                  Baa2       10,920                               10,858

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Avon Energy Partners
Holdings: - continued

6.73% 12/11/02 (f)                Baa2      $ 13,550                             $ 13,705

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (f)                A3         12,960                               12,182

yankee 7.875% 12/15/26 (f)        A3         6,380                                6,131

Niagara Mohawk Power Corp.        Ba2        5,830                                6,267
7.75% 10/1/08

Texas Utilities Co. 6.375%        Baa3       5,470                                5,438
1/1/08

                                                                                  54,581

GAS - 0.1%

Cms Panhandle Holding Co.         Baa3       6,600                                6,588
6.125% 3/15/04 (f)

TELEPHONE SERVICES - 1.0%

AT&T Corp. 6.5% 3/15/29           A1         9,800                                9,629

Global TeleSystems Group,         Caa2       670                                  668
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -          9,500                                5,083
5/1/08 (d)(f)

GST Equipment Funding, Inc.       -          4,520                                4,735
13.25% 5/1/07

ICG Services, Inc. 0% 5/1/08      -          16,090                               9,734
(d)

Level 3 Communications, Inc.:

0% 6/1/08 (d)(f)                  B3         29,160                               18,298

9.125% 5/1/08                     B3         2,840                                2,858

Logix Communications              -          12,690                               11,675
Enterprises, Inc. 12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         Baa2       9,729                                10,479
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B2         6,005                                4,804

8.125% 2/15/09 (f)                B2         9,210                                9,210

9.25% 7/15/07                     B2         2,000                                2,090

9.5% 11/1/08                      B2         8,410                                9,041

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B3         9,440                                9,617

10.75% 11/15/08 (f)               B3         1,700                                1,823

Pathnet, Inc. 12.25% 4/15/08      -          15,570                               8,408

Telewest Communications PLC       B1         1,930                                2,244
11.25% 11/1/08 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1      $ 2,320                              $ 1,670

0% 3/15/08 (d)                    CCC        16,510                               9,576

                                                                                  131,642

TOTAL UTILITIES                                                                   307,012

TOTAL NONCONVERTIBLE BONDS                                                        2,402,728

TOTAL CORPORATE BONDS                                                             2,430,522
(Cost $2,449,507)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 4.7%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 0.8%

Fannie Mae:

5.75% 4/15/03                     Aaa        20,800                               20,979

5.75% 6/15/05                     Aaa        8,280                                8,310

6.16% 8/7/28                      Aaa        25,225                               24,819

6.64% 7/2/07                      Aaa        2,750                                2,872

Federal Home Loan Bank:

7.7% 9/20/04                      Aaa        2,360                                2,579

8.09% 12/28/04                    Aaa        11,000                               12,208

Financing Corp. Coupon Strip:

0% 4/5/02                         Aaa        2,276                                1,933

0% 5/11/02                        Aaa        2,275                                1,917

0% 8/8/05                         Aaa        5,482                                3,738

0% 11/30/05                       Aaa        1,666                                1,117

Freddie Mac 7.35% 3/22/05         Aaa        5,000                                5,384

U.S. Department of Housing        Aaa        10,090                               10,795
and Urban Development
government guaranteed
participation certificates
Series 1996-A,  7.57% 8/1/13

                                                                                  96,651

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. TREASURY OBLIGATIONS -
3.9%

U.S. Treasury Bills, yield at     -         $ 33,200                             $ 33,170
date of purchase 4.28% to
4.4% 4/8/99

U.S. Treasury Bonds:

6.875% 8/15/25                    Aaa        19,720                               22,284

8.875% 8/15/17                    Aaa        10,804                               14,379

8.875% 2/15/19                    Aaa        1,360                                1,827

9.875% 11/15/15                   Aaa        104,250                              148,296

10.75% 5/15/03                    Aaa        1,750                                2,098

10.75% 8/15/05                    Aaa        5,080                                6,525

11.75% 2/15/10 (callable)         Aaa        9,750                                12,760

12% 8/15/13                       Aaa        4,070                                5,927

U.S. Treasury Notes:

5.5% 5/31/03                      Aaa        3,100                                3,133

6.625% 6/30/01                    Aaa        1,830                                1,890

7% 7/15/06                        Aaa        220,720                              241,481

7.875% 11/15/04                   Aaa        3,500                                3,932

                                                                                  497,702

TOTAL U.S. GOVERNMENT AND                                                         594,353
GOVERNMENT AGENCY OBLIGATIONS
(Cost $600,887)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 9.5%



FANNIE MAE - 7.6%

5.5% 2/1/11 to 2/1/14             Aaa        7,695                                7,515

6% 4/1/09 to 1/1/29               Aaa        164,073                              161,064

6.5% 1/1/13 to 2/1/29             Aaa        400,896                              399,017

7% 9/1/21 to 4/1/29               Aaa        383,813                              389,099

7.5% 8/1/24 to 7/1/28             Aaa        16,624                               17,081

                                                                                  973,776

FREDDIE MAC - 0.4%

6% 10/1/23 to 9/1/25              Aaa        11,307                               11,024

7% 5/1/99 to 8/1/01               Aaa        2,555                                2,569

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FREDDIE MAC - CONTINUED

7.5% 6/1/25 to 4/1/28             Aaa       $ 39,942                             $ 41,054

8.5% 2/1/19 to 8/1/22             Aaa        238                                  251

                                                                                  54,898

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.5%

6% 10/15/08 to 12/15/10           Aaa        25,255                               25,270

6.5% 12/15/07 to 8/15/09          Aaa        49,427                               50,058

7% 2/15/28 to 7/15/28             Aaa        53,160                               53,974

7.5% 3/15/22 to 8/15/28           Aaa        55,554                               57,272

8% 4/15/24 to 12/15/25            Aaa        3,793                                3,956

                                                                                  190,530

TOTAL U.S. GOVERNMENT AGENCY                                                      1,219,204
-  MORTGAGE SECURITIES
(Cost $1,209,943)

ASSET-BACKED SECURITIES - 1.7%



Airplanes Pass Through Trust      Ba2        9,240                                9,101
10.875% 3/15/19

ARG Funding Corp. 5.88%           Aaa        15,140                               15,116
5/20/03 (f)

BankAmerica Manufacturing         Aaa        9,930                                9,970
Housing Contract 6.2% 4/10/09

Capita Equipment Receivables      Baa2       8,150                                8,062
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        5,316                                5,341
Trust 5.91% 12/15/04

CIT Marine Trust 5.8% 4/15/10     Aaa        15,400                               15,215

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        7,448                                7,478

6.55% 8/15/02                     Aaa        4,548                                4,580

CPS Auto Receivables Trust 6%     Aaa        12,274                               12,289
8/15/03

CSXT Trade Receivables Master     Aaa        12,240                               12,303
Trust 6% 7/25/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3       7,380                                7,348

6.4% 5/15/02                      A1         10,051                               10,117

6.4% 12/15/02                     Baa3       4,070                                4,058

Green Tree Financial Corp.:

6.68% 1/15/29                     AAA        18,680                               18,919

6.8% 6/15/27                      Aaa        5,680                                5,724

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

JCP Master Credit Card Trust      Aaa       $ 3,300                              $ 3,243
5.5% 6/15/07

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        13,280                               13,259

6.3% 10/15/03                     A2         7,013                                7,022

Olympic Automobile
Receivables Trust:

6.4% 9/15/01                      Aaa        8,400                                8,405

6.7% 3/15/02                      Aaa        5,355                                5,396

Petroleum Enhanced Trust          Baa2       7,669                                7,593
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(g)

Premier Auto Trust 6% 5/6/00      Aaa        139                                  139

UAF Auto Grantor Trust 6.1%       Aaa        10,503                               10,526
1/15/03 (f)

WFS Financial Owner Trust         Aaa        11,150                               11,241
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                                     212,445
(Cost $212,222)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        2,785                                987
and  Securitization LLC
Series 1997 2  Class 2-B,
7.1977% 12/29/25 (f)(g)
(Cost $1,481)

COMMERCIAL MORTGAGE
SECURITIES - 2.5%



Atherton Franchisee Loan          BB         2,047                                1,520
Funding LLP  Series 1998-A
Class E, 8.25% 5/15/20 (f)

Bankers Trust Remic Trust         Ba2        3,301                                3,068
1988-1 Series 1998-S1A Class
G, 7.7254% 11/28/02 (f)(g)

Bardell Associates Note Trust     -          16,153                               17,163
12.5%, 11/1/08 (i)

Berkeley Federal Bank & Trust     -          3,280                                2,300
FSB Series 1994 Class 1-B
7.6135% 8/1/24 (f)(g)

BKB Commercial Mortgage Trust     BBB        5,378                                5,421
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(g)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-3PI, 7.08% 11/1/07        AA         8,220                                8,375

Class B, 7.48% 2/1/08             A          6,410                                6,647

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       14,700                               13,671
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        13,430                               12,691
1/17/12

Series 1998 FLI Class E,          Baa2       14,600                               14,244
5.8134% 1/10/13 (f)(g)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Deutsche Mortgage & Asset         Baa2      $ 11,800                             $ 11,017
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Equitable Life Assurance
Society of the United States
(The):

sequential pay Series 174         Aaa        18,830                               19,704
Class A1, 7.24% 5/15/06 (f)

Series 174:

Class B1, 7.33% 5/15/06 (f)       Aa2        10,400                               10,877

Class C1, 7.52% 5/15/06 (f)       A2         8,000                                8,385

Class D1, 7.77% 5/15/06 (f)       Baa2       6,800                                6,902

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.064% 4/13/39 (g)       -          2,000                                1,689

Class E, 8.064% 4/1/39 (g)        -          3,800                                2,823

First Union-Lehman Brothers       Aa2        24,310                               24,439
Commercial Mortgage Trust
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

FMAC Loan Receivables Trust:

Series 1997-A Class E,            -          1,471                                1,104
8.1084% 4/15/19 (f)(g)

Series 1997-B Class E,            -          2,307                                1,622
7.8912% 9/15/19 (f)(g)

GAFCO Franchisee Loan Trust       -          4,600                                3,750
Series 1998-1 Class D, 14%
6/1/16 (f)(g)

General Motors Acceptance         Ba3        1,250                                972
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II:

Series 1997-GL Class A2-B,        Aaa        14,360                               14,804
6.86% 7/13/30

Series 1998-GLII:

Class D, 6.9697% 4/13/31          Baa2       4,120                                3,967
(f)(g)

Class E, 6.9697% 4/13/31          Baa3       13,588                               12,191
(f)(g)

Kidder Peabody Acceptance         Aaa        1,222                                1,220
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

LTC Commercial Mortgage Pass      AAA        8,685                                8,489
Through Certificates Series
1998-1 Class A, 6.029%
5/30/30 (f)

Morgan Stanley Capital I, Inc.:

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       11,142                               10,338

Class E, 7.35% 12/15/12           Baa3       3,848                                3,244

Series 1998-HF1 Class D, 7.1%     BBB        16,180                               15,624
 2/15/30 (g)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Nomura Asset Securities Corp.     Baa2      $ 11,800                             $ 10,979
Series 1998-D6 Class A-4,
6.9061% 3/17/28 (g)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class B-2, 9.1888% 1/15/03        -          2,975                                2,599
(f)(g)

Class B2-A, 9.1888% 2/15/34       -          500                                  437
(f)(g)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class K, 7.9% 11/15/26 (f)        -          750                                  452

Class L, 7.9% 11/15/26 (f)        -          600                                  312

Resolution Trust Corp.:

floater Series 1991 M2 Class      Ba3        262                                  225
A1, 6.6533% 9/25/20 (g)

Series 1991 M2 Class A3,          Ba3        1,450                                1,174
7.2498% 9/25/20 (g)

Structured Asset Securities
Corp.:

sequential pay Series 1996        AAA        2,362                                2,349
Class A-2A, 7.75% 2/25/28

Series 1995-C1 Class E,           BB         2,390                                2,238
7.375% 9/25/24 (f)

Series 1996 CFL:

Class E, 7.75% 2/25/28            BB+        6,820                                6,606

Class G, 7.75% 2/25/28 (f)        B          3,700                                3,292

Class H, 7.75% 2/25/28 (f)        B-         994                                  676

Thirteen Affiliates of
General Growth  Properties,
Inc.:

sequential pay Series A 2,        Aaa        11,530                               11,654
6.602% 12/15/10 (f)

Series D-2, 6.992% 12/15/10       Baa2       11,380                               10,917
(f)

Series E-2, 7.224% 12/15/10       Baa3       6,760                                6,117
(f)

Wells Fargo Capital Markets       Aaa        8,767                                8,881
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE                                                         317,169
SECURITIES
(Cost $324,889)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 0.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Israeli State euro 6.375%         A3        $ 13,265                             $ 13,402
12/19/01 (h)

Korean Republic:

8.75% 4/15/03 (h)                 Baa3       6,940                                7,264

8.875% 4/15/08 (h)                Baa3       15,100                               16,183

Newfoundland Province yankee      Baa1       5,750                                7,820
11.625% 10/15/07 (h)

TOTAL FOREIGN GOVERNMENT AND                                                      44,669
GOVERNMENT AGENCY OBLIGATIONS
(Cost $43,998)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter American Development        Aaa        13,000                               12,921
Bank yankee  6.29% 7/16/27
(Cost $12,918)



BANK NOTES - 0.3%



Key Bank NA 4.93% 8/20/99 (g)         25,000                             24,992

NationsBank NA 5.05% 4/13/99          7,000                              7,000

TOTAL BANK NOTES                                                         31,992
(Cost $31,966)

CERTIFICATES OF DEPOSIT - 2.0%



Barclays Bank PLC euro 5.03%          30,000                             30,008
9/7/99

Credit Agricole Indosuez              30,000                             30,003
yankee 5% 9/1/99

Deutsche Bank AG yankee 5.1%          28,000                             27,973
2/11/00

Fleet National Bank 5.1234%           27,600                             27,586
5/5/00 (g)

Halifax PLC euro 4.98% 8/31/99        30,000                             30,003

Merita Bank PLC euro 4.93%            31,000                             31,003
6/29/99

RaboBank Nederland Coop.              25,000                             25,025
Central yankee  5.68% 6/4/99

Societe Generale, France              30,000                             29,987
yankee 5.16% 2/22/00

Toronto Dominion Bank yankee          25,000                             25,025
5.68% 6/4/99

TOTAL CERTIFICATES OF DEPOSIT                                            256,613
(Cost $256,567)

COMMERCIAL PAPER - 1.5%

                                     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

BankAmerica Corp. 4.82%              $ 5,000                            $ 4,908
8/17/99

Centric Capital Corp. 4.88%           9,300                              9,251
5/10/99

Citibank Credit Card Master
Trust I (Dakota Certificate
Program):

4.85% 6/8/99                          6,000                              5,945

4.86% 4/12/99                         25,000                             24,963

Delaware Funding Corp. 4.85%          27,500                             27,302
5/25/99

Generale de Banque SA yankee:

4.92% 8/23/99                         10,000                             9,807

4.92% 9/2/99                          10,000                             9,794

Kitty Hawk Funding Corp.:

4.87% 5/13/99                         12,000                             11,933

4.89% 5/28/99                         20,000                             19,848

Newport Funding Corp. yankee          25,000                             24,877
4.85% 5/5/99

PHH Corp. 4.99% 5/13/99               19,100                             18,993

Preferred Receivables Funding         16,045                             15,929
Corp.  4.85% 5/25/99

Svenska Handelsbanken, Inc.
yankee:

4.81% 4/28/99                         6,500                              6,477

4.81% 5/3/99                          7,500                              7,468

TOTAL COMMERCIAL PAPER                                                   197,495
(Cost $197,456)



CASH EQUIVALENTS - 4.7%

                                 MATURITY AMOUNT (000S)

Investments in repurchase
agreements:  (U.S.
Government obligations), in
a joint trading account at:

5.04%, dated 3/31/99 due         $ 10,952                               10,950
4/1/99

(U.S. Treasury obligations),
in a joint trading account at:

4.7%, dated 3/31/99 due 4/1/99    4,793                                 4,792

                                 SHARES (000S)

Taxable Central Cash Fund (c)     587,152                               587,152

TOTAL CASH EQUIVALENTS                                                  602,894
(Cost $602,894)

TOTAL INVESTMENT IN                                                   $ 12,777,159
SECURITIES - 100%
(Cost $10,978,385)


LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.86%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $521,848,000 or 4.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE  COST (000S)

Alliance Gaming Corp.          7/28/98           $ 1,006

Bardell Associates Note Trust  4/19/94           $ 16,414
12.5%, 11/1/08

Fairchild Semiconductor Corp.  4/3/97 - 3/15/99  $ 7,954
11.74% 3/15/08 pay-in-kind

Goldman Sachs Group L.P.       1/25/99           $ 30,800
5.2669% 7/27/00

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        20.6%  AAA, AA, A    19.4%

Baa               6.9%   BBB           7.1%

Ba                1.7%   BB            2.1%

B                 5.3%   B             5.2%

Caa               0.9%   CCC           0.8%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $10,994,605,000. Net unrealized appreciation aggregated $1,782,554,000, of which $2,038,870,000 related to appreciated investment securities and $256,316,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                            MARCH 31,
                                                  1999

ASSETS

Investment in securities, at              $ 12,777,159
value (including repurchase
agreements of $15,742) (cost
$10,978,385) -  See
accompanying schedule

Cash                                       40

Receivable for investments                 186,733
sold

Receivable for fund shares                 9,443
sold

Dividends receivable                       7,918

Interest receivable                        69,121

Other receivables                          1,225

 TOTAL ASSETS                              13,051,639

LIABILITIES

Payable for investments        $ 163,649
purchased

Payable for fund shares         40,530
redeemed

Accrued management fee          5,666

Other payables and accrued      2,433
expenses

Collateral on securities        62,432
loaned, at value

 TOTAL LIABILITIES                         274,710

NET ASSETS                                $ 12,776,929

Net Assets consist of:

Paid in capital                           $ 10,786,775

Undistributed net investment               6,757
income

Accumulated undistributed net              184,483
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                1,798,914
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 728,526                   $ 12,776,929
shares outstanding

NET ASSET VALUE, offering                  $17.54
price and redemption price
per share ($12,776,929
(divided by) 728,526 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      SIX
                          MONTHS ENDED MARCH 31, 1999

INVESTMENT INCOME                            $ 38,496
Dividends

Interest (including income on                 196,191
securities loaned of $819)

 TOTAL INCOME                                 234,687

EXPENSES

Management fee                   $ 33,276

Transfer agent fees               12,480

Accounting and security           529
lending fees

Non-interested trustees'          32
compensation

Custodian fees and expenses       60

Registration fees                 92

Audit                             95

Legal                             20

Miscellaneous                     39

 Total expenses before            46,623
reductions

 Expense reductions               (1,187)     45,436

NET INVESTMENT INCOME                         189,251

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            211,043
(including realized loss of
$8,618   on sales of
investments in affiliated
issuers)

 Foreign currency transactions    104

 Futures contracts                46,326      257,473

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,372,927

 Assets and liabilities in        (62)
foreign currencies

 Futures contracts                (2,768)

 Delayed delivery commitments     363         1,370,460

NET GAIN (LOSS)                               1,627,933

NET INCREASE (DECREASE) IN                   $ 1,817,184
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MARCH 31, 1999  YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 189,251                        $ 393,646
income

 Net realized gain (loss)         257,473                          2,222,628

 Change in net unrealized         1,370,460                        (1,966,594)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,817,184                        649,680
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (201,186)                        (405,621)
From net investment income

 From net realized gain           (1,950,413)                      (679,853)

 TOTAL DISTRIBUTIONS              (2,151,599)                      (1,085,474)

Share transactions Net            1,097,522                        2,109,183
proceeds from sales of shares

 Reinvestment of distributions    2,095,966                        1,066,099

 Cost of shares redeemed          (1,658,039)                      (3,029,481)

 NET INCREASE (DECREASE) IN       1,535,449                        145,801
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,201,034                        (289,993)
IN NET ASSETS

NET ASSETS

 Beginning of period              11,575,895                       11,865,888

 End of period (including        $ 12,776,929                     $ 11,575,895
undistributed net investment
income of $6,757 and
$18,489, respectively)

OTHER INFORMATION
Shares

 Sold                             61,376                           110,919

 Issued in reinvestment of        124,375                          58,413
distributions

 Redeemed                         (91,894)                         (158,815)

 Net increase (decrease)          93,857                           10,517



FINANCIAL HIGHLIGHTS
                                SIX MONTHS ENDED MARCH 31,  YEARS ENDED SEPTEMBER 30,

                                1999                        1998                    1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 18.24                     $ 19.01                 $ 16.49   $ 15.47   $ 14.58   $ 14.97
period

Income from Investment
Operations

Net investment income            .28 D                       .61 D                   .59 D     .62       .49       .34

Net realized  and unrealized     2.47                        .37                     3.35      .96       .93       .21
gain (loss)

Total from investment            2.75                        .98                     3.94      1.58      1.42      .55
operations

Less Distributions

 From net investment income      (.30)                       (.64)                   (.67)     (.56)     (.44)     (.44)

From net realized gain           (3.15)                      (1.11)                  (.75)     -         -         (.45)

In excess of net  realized       -                           -                       -         -         (.09)     (.05)
gain

Total distributions              (3.45)                      (1.75)                  (1.42)    (.56)     (.53)     (.94)

Net asset value,  end of        $ 17.54                     $ 18.24                 $ 19.01   $ 16.49   $ 15.47   $ 14.58
period

TOTAL RETURN B, C                16.02%                      5.34%                   25.15%    10.37%    10.09%    3.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 12,777                    $ 11,576                $ 11,866  $ 10,674  $ 11,084  $ 11,792
millions)

Ratio of expenses to average     .76% A                      .76%                    .79%      .95%      .97%      1.04%
net assets

Ratio of expenses to average     .74% A, E                   .74% E                  .78% E    .93% E    .97%      1.04%
net assets after expense
reductions

Ratio of net investment          3.08% A                     3.19%                   3.39%     3.64%     4.27%     3.63%
income to average  net assets

Portfolio turnover rate          115% A                      136%                    79%       131%      137%      109%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CTHE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
EFMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES -
CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

2. OPERATING POLICIES -
CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $56,009,000 or 0.4% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $6,365,175,000 and $6,491,495,000, respectively, of which U.S. government and government agency obligations aggregated
$2,244,563,000 and $1,689,213,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $658,795,000 and $814,569,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of 0.54% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of 0.20% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $604,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $62,088,000. The fund received cash collateral of $62,432,000.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $825,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $352,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS                PURCHASE COST      SALES COST      DIVIDEND INCOME       VALUE
AFFILIATE

Lamonts Apparel, Inc. Class A       $ -                $ 9,001         $ -                  $ -

TOTALS                              $ -                $ 9,001         $ -                  $ -


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Asset Manager (a fund of Fidelity Charles Street Trust) at March 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Asset Manager's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 10, 1999

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments
Money Management, Inc. (FIMM)
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Thomas M. Sprague, Vice President
Charles S. Morrison, Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

FAA-SANN-0599  75408
1.702314.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

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